FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$5,656,407	$10,865,653	$19,500,093	$18,510,051	$10,369,104
Net Assets	$5,656,407	$10,865,653	$19,500,093	$18,510,051	$10,369,104

NET ASSETS, representing:
Accumulation units	$5,656,407	$10,865,653	$19,500,093	$18,510,051	$10,369,104
	$5,656,407	$10,865,653	$19,500,093	$18,510,051	$10,369,104

Units outstanding	5,032,156	3,520,332	2,881,699	3,656,684	1,782,429

Portfolio shares held	565,641	693,848	198,798	388,540	1,554,588
Portfolio net asset value per share	$10.00	$15.66	$98.09	$47.64	$6.67
Investment in portfolio shares, at cost	$5,656,407	$7,968,141	$5,567,496	$7,897,084	$8,231,838

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$2,247	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	73,950	157,519	275,853	268,367	155,360
NET INVESTMENT INCOME (LOSS)	(71,703)	(157,519)	(275,853)	(268,367)	(155,360)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	381,739	2,027,043	1,624,408	273,867
Net change in unrealized appreciation (depreciation) on investments	—	(489,479)	1,582,696	2,793,935	537,575
NET GAIN (LOSS) ON INVESTMENTS	—	(107,740)	3,609,739	4,418,343	811,442

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(71,703)	$(265,259)	$3,333,886	$4,149,976	$656,082
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$51,905,095	$4,337,885	$30,034,631	$10,219,606	$1,342,998
Net Assets	$51,905,095	$4,337,885	$30,034,631	$10,219,606	$1,342,998

NET ASSETS, representing:
Accumulation units	$51,905,095	$4,337,885	$30,034,631	$10,219,606	$1,342,998
	$51,905,095	$4,337,885	$30,034,631	$10,219,606	$1,342,998

Units outstanding	5,179,655	934,661	3,016,342	879,430	554,037

Portfolio shares held	461,584	76,344	203,074	169,367	83,885
Portfolio net asset value per share	$112.45	$56.82	$147.90	$60.34	$16.01
Investment in portfolio shares, at cost	$28,142,968	$1,579,070	$5,215,033	$5,622,220	$1,215,187

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$8,151

EXPENSES
Charges for mortality and expense risk,
and for administration	509,576	62,957	444,627	100,206	20,049
NET INVESTMENT INCOME (LOSS)	(509,576)	(62,957)	(444,627)	(100,206)	(11,898)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	90,049
Net realized gain (loss) on shares redeemed	3,161,195	407,746	4,685,137	854,486	50,003
Net change in unrealized appreciation (depreciation) on investments	8,787,390	328,023	(6,042)	1,400,334	(122,981)
NET GAIN (LOSS) ON INVESTMENTS	11,948,585	735,769	4,679,095	2,254,820	17,071

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,439,009	$672,812	$4,234,468	$2,154,614	$5,173
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,942,239	$7,694,664	$5,622,738	$4,605,964	$1,531,601
Net Assets	$5,942,239	$7,694,664	$5,622,738	$4,605,964	$1,531,601

NET ASSETS, representing:
Accumulation units	$5,942,239	$7,694,664	$5,622,738	$4,605,964	$1,531,601
	$5,942,239	$7,694,664	$5,622,738	$4,605,964	$1,531,601

Units outstanding	1,072,417	1,561,049	853,443	960,727	253,256

Portfolio shares held	197,614	203,616	99,853	107,340	39,689
Portfolio net asset value per share	$30.07	$37.79	$56.31	$42.91	$38.59
Investment in portfolio shares, at cost	$4,680,310	$5,844,143	$3,126,810	$3,489,597	$940,616

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$92,436	$48,275	$5,702	$53,580	$8,759

EXPENSES
Charges for mortality and expense risk,
and for administration	82,890	106,051	79,004	66,118	22,581
NET INVESTMENT INCOME (LOSS)	9,546	(57,776)	(73,302)	(12,538)	(13,822)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	413,393	165,346	286,423	—	91,763
Net realized gain (loss) on shares redeemed	239,354	251,240	465,925	146,714	144,333
Net change in unrealized appreciation (depreciation) on investments	600,989	1,389,966	294,704	406,333	114,027
NET GAIN (LOSS) ON INVESTMENTS	1,253,736	1,806,552	1,047,052	553,047	350,123

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,263,282	$1,748,776	$973,750	$540,509	$336,301
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,360,475	$1,876,823	$2,434,459	$3,653,094	$1,051,501
Net Assets	$8,360,475	$1,876,823	$2,434,459	$3,653,094	$1,051,501

NET ASSETS, representing:
Accumulation units	$8,360,475	$1,876,823	$2,434,459	$3,653,094	$1,051,501
	$8,360,475	$1,876,823	$2,434,459	$3,653,094	$1,051,501

Units outstanding	991,636	349,499	371,097	624,108	350,050

Portfolio shares held	105,349	137,295	108,730	62,746	117,094
Portfolio net asset value per share	$79.36	$13.67	$22.39	$58.22	$8.98
Investment in portfolio shares, at cost	$4,343,794	$1,073,666	$2,090,559	$898,722	$1,124,031

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$31,626	$—	$—	$6,323

EXPENSES
Charges for mortality and expense risk,
and for administration	112,839	25,189	37,903	51,761	16,559
NET INVESTMENT INCOME (LOSS)	(112,839)	6,437	(37,903)	(51,761)	(10,236)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,110,595	—	326,472	—	172,167
Net realized gain (loss) on shares redeemed	614,669	72,959	100,761	493,989	30,029
Net change in unrealized appreciation (depreciation) on investments	(12,451)	279,208	(153,777)	85,719	(6,090)
NET GAIN (LOSS) ON INVESTMENTS	1,712,813	352,167	273,456	579,708	196,106

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,599,974	$358,604	$235,553	$527,947	$185,870
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$676,669	$6,679,561	$632,584	$7,715,676	$1,876,617
Net Assets	$676,669	$6,679,561	$632,584	$7,715,676	$1,876,617

NET ASSETS, representing:
Accumulation units	$676,669	$6,679,561	$632,584	$7,715,676	$1,876,617
	$676,669	$6,679,561	$632,584	$7,715,676	$1,876,617

Units outstanding	202,170	1,488,412	149,649	1,140,386	606,807

Portfolio shares held	7,899	186,060	11,641	251,817	136,085
Portfolio net asset value per share	$85.67	$35.90	$54.34	$30.64	$13.79
Investment in portfolio shares, at cost	$377,470	$2,675,200	$348,132	$2,075,176	$899,774

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$98	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,380	103,803	9,265	126,039	29,206
NET INVESTMENT INCOME (LOSS)	(8,380)	(103,803)	(9,167)	(126,039)	(29,206)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	44,645	—	31,103	—	—
Net realized gain (loss) on shares redeemed	10,770	798,122	17,582	1,101,706	129,531
Net change in unrealized appreciation (depreciation) on investments	96,824	771,214	60,132	(260,496)	94,447
NET GAIN (LOSS) ON INVESTMENTS	152,239	1,569,336	108,817	841,210	223,978

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$143,859	$1,465,533	$99,650	$715,171	$194,772
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$35,679,774	$371,841,801	$90,157,441	$34,202,877	$21,918,144
Net Assets	$35,679,774	$371,841,801	$90,157,441	$34,202,877	$21,918,144

NET ASSETS, representing:
Accumulation units	$35,679,774	$371,841,801	$90,157,441	$34,202,877	$21,918,144
	$35,679,774	$371,841,801	$90,157,441	$34,202,877	$21,918,144

Units outstanding	1,151,061	21,889,855	4,144,247	2,065,072	688,174

Portfolio shares held	1,777,767	14,879,624	4,085,068	2,753,855	681,111
Portfolio net asset value per share	$20.07	$24.99	$22.07	$12.42	$32.18
Investment in portfolio shares, at cost	$23,207,406	$313,794,269	$62,886,253	$27,795,100	$15,049,984

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	361,381	5,207,577	1,119,387	375,421	308,774
NET INVESTMENT INCOME (LOSS)	(361,381)	(5,207,577)	(1,119,387)	(375,421)	(308,774)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,740,155	10,645,866	7,295,920	1,306,097	2,959,448
Net change in unrealized appreciation (depreciation) on investments	7,321,757	12,969,739	12,326,365	805,433	(3,167,304)
NET GAIN (LOSS) ON INVESTMENTS	11,061,912	23,615,605	19,622,285	2,111,530	(207,856)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,700,531	$18,408,028	$18,502,898	$1,736,109	$(516,630)

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$15,088,727	$73,745,416	$42,499,969	$64,040,077
Net Assets	$—	$15,088,727	$73,745,416	$42,499,969	$64,040,077

NET ASSETS, representing:
Accumulation units	$—	$15,088,727	$73,745,416	$42,499,969	$64,040,077
	$—	$15,088,727	$73,745,416	$42,499,969	$64,040,077

Units outstanding	—	566,615	2,108,344	1,574,507	1,446,363

Portfolio shares held	—	392,629	4,216,433	991,600	643,684
Portfolio net asset value per share	$—	$38.43	$17.49	$42.86	$99.49
Investment in portfolio shares, at cost	$—	$10,110,157	$44,050,592	$26,775,954	$35,048,107

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	2/19/2021**	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,808	188,347	958,593	508,579	857,571
NET INVESTMENT INCOME (LOSS)	(18,808)	(188,347)	(958,593)	(508,579)	(857,571)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,100,369	2,282,195	7,581,942	5,687,658	7,152,711
Net change in unrealized appreciation (depreciation) on investments	(2,442,428)	1,693,419	(15,596)	4,713,056	3,612,042
NET GAIN (LOSS) ON INVESTMENTS	657,941	3,975,614	7,566,346	10,400,714	10,764,753

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$639,133	$3,787,267	$6,607,753	$9,892,135	$9,907,182

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$31,649,786	$47,681,057	$28,123,013	$—	$28,073,817
Net Assets	$31,649,786	$47,681,057	$28,123,013	$—	$28,073,817

NET ASSETS, representing:
Accumulation units	$31,649,786	$47,681,057	$28,123,013	$—	$28,073,817
	$31,649,786	$47,681,057	$28,123,013	$—	$28,073,817

Units outstanding	738,815	1,735,445	2,667,227	—	2,269,640

Portfolio shares held	589,162	1,029,162	2,437,003	—	1,029,854
Portfolio net asset value per share	$53.72	$46.33	$11.54	$—	$27.26
Investment in portfolio shares, at cost	$18,777,647	$31,711,511	$27,298,379	$—	$20,987,653

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	10/15/2021**	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	365,185	576,849	299,699	301,576	389,347
NET INVESTMENT INCOME (LOSS)	(365,185)	(576,849)	(299,699)	(301,576)	(389,347)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,295,287	4,099,704	324,761	13,760,529	3,671,509
Net change in unrealized appreciation (depreciation) on investments	2,122,760	8,221,125	(502,499)	(5,183,189)	2,498,661
NET GAIN (LOSS) ON INVESTMENTS	6,418,047	12,320,829	(177,738)	8,577,340	6,170,170

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,052,862	$11,743,980	$(477,437)	$8,275,764	$5,780,823

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,598,955,582	$39,405,399	$29,196,196	$150,637,524	$843,785,747
Net Assets	$1,598,955,582	$39,405,399	$29,196,196	$150,637,524	$843,785,747

NET ASSETS, representing:
Accumulation units	$1,598,955,582	$39,405,399	$29,196,196	$150,637,524	$843,785,747
	$1,598,955,582	$39,405,399	$29,196,196	$150,637,524	$843,785,747

Units outstanding	72,393,523	1,380,104	1,627,046	8,521,581	35,164,612

Portfolio shares held	37,720,113	1,224,531	718,764	7,235,232	29,227,078
Portfolio net asset value per share	$42.39	$32.18	$40.62	$20.82	$28.87
Investment in portfolio shares, at cost	$1,125,358,203	$24,429,787	$20,522,695	$107,833,049	$497,399,276

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,995,023	478,086	414,913	2,282,236	12,542,642
NET INVESTMENT INCOME (LOSS)	(18,995,023)	(478,086)	(414,913)	(2,282,236)	(12,542,642)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	87,796,953	3,216,058	1,743,094	9,532,830	49,403,892
Net change in unrealized appreciation (depreciation) on investments	63,746,558	2,843,430	1,292,006	7,687,918	79,689,535
NET GAIN (LOSS) ON INVESTMENTS	151,543,511	6,059,488	3,035,100	17,220,748	129,093,427

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$132,548,488	$5,581,402	$2,620,187	$14,938,512	$116,550,785

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM® Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$256,021,990	$769,774,215	$462,362,719	$—	$1,145,058,926
Net Assets	$256,021,990	$769,774,215	$462,362,719	$—	$1,145,058,926

NET ASSETS, representing:
Accumulation units	$256,021,990	$769,774,215	$462,362,719	$—	$1,145,058,926
	$256,021,990	$769,774,215	$462,362,719	$—	$1,145,058,926

Units outstanding	16,045,202	36,044,587	27,147,475	—	53,040,748

Portfolio shares held	13,553,308	29,801,557	22,090,909	—	50,733,670
Portfolio net asset value per share	$18.89	$25.83	$20.93	$—	$22.57
Investment in portfolio shares, at cost	$187,642,490	$459,717,370	$339,134,074	$—	$784,949,075

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM® Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	10/15/2021**	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,132,256	11,560,108	7,029,709	4,597,203	16,691,756
NET INVESTMENT INCOME (LOSS)	(4,132,256)	(11,560,108)	(7,029,709)	(4,597,203)	(16,691,756)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,978,186	56,252,821	30,697,669	144,663,838	64,340,942
Net change in unrealized appreciation (depreciation) on investments	17,265,403	37,900,073	(1,897,994)	(109,289,452)	111,254,273
NET GAIN (LOSS) ON INVESTMENTS	30,243,589	94,152,894	28,799,675	35,374,386	175,595,215

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,111,333	$82,592,786	$21,769,966	$30,777,183	$158,903,459

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$653,219,817	$138,184,640	$47,530,507	$34,015,663	$200,011,354
Net Assets	$653,219,817	$138,184,640	$47,530,507	$34,015,663	$200,011,354

NET ASSETS, representing:
Accumulation units	$653,219,817	$138,184,640	$47,530,507	$34,015,663	$200,011,354
	$653,219,817	$138,184,640	$47,530,507	$34,015,663	$200,011,354

Units outstanding	29,140,722	3,043,575	5,068,781	910,114	15,543,966

Portfolio shares held	23,971,369	1,828,807	47,530,507	413,363	12,731,467
Portfolio net asset value per share	$27.25	$75.56	$1.00	$82.29	$15.71
Investment in portfolio shares, at cost	$399,662,387	$77,894,150	$47,530,507	$21,011,500	$183,082,309

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$315	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,707,149	1,598,828	510,380	437,492	2,751,041
NET INVESTMENT INCOME (LOSS)	(9,707,149)	(1,598,828)	(510,065)	(437,492)	(2,751,041)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	54,865,376	15,676,654	—	4,387,015	4,613,725
Net change in unrealized appreciation (depreciation) on investments	30,925,419	5,571,685	—	(2,763,221)	(6,830,784)
NET GAIN (LOSS) ON INVESTMENTS	85,790,795	21,248,339	—	1,623,794	(2,217,059)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$76,083,646	$19,649,511	$(510,065)	$1,186,302	$(4,968,100)
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,537,372	$30,197,491	$72,288,360	$134,962,474	$10,471,938
Net Assets	$14,537,372	$30,197,491	$72,288,360	$134,962,474	$10,471,938

NET ASSETS, representing:
Accumulation units	$14,537,372	$30,197,491	$72,288,360	$134,962,474	$10,471,938
	$14,537,372	$30,197,491	$72,288,360	$134,962,474	$10,471,938

Units outstanding	1,061,232	1,241,959	4,366,811	9,538,841	498,104

Portfolio shares held	633,161	995,631	7,625,354	9,082,266	569,127
Portfolio net asset value per share	$22.96	$30.33	$9.48	$14.86	$18.40
Investment in portfolio shares, at cost	$11,937,606	$18,979,465	$71,347,907	$122,800,518	$7,166,383

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	171,388	343,576	1,083,643	1,755,748	131,131
NET INVESTMENT INCOME (LOSS)	(171,388)	(343,576)	(1,083,643)	(1,755,748)	(131,131)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	756,596	2,777,190	2,301,368	3,498,345	658,450
Net change in unrealized appreciation (depreciation) on investments	339,074	770,214	(3,950,326)	(6,537,221)	1,720,566
NET GAIN (LOSS) ON INVESTMENTS	1,095,670	3,547,404	(1,648,958)	(3,038,876)	2,379,016

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$924,282	$3,203,828	$(2,732,601)	$(4,794,624)	$2,247,885
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$31,633,805	$38,342,905	$408,042,602	$240,889,523	$—
Net Assets	$31,633,805	$38,342,905	$408,042,602	$240,889,523	$—

NET ASSETS, representing:
Accumulation units	$31,633,805	$38,342,905	$408,042,602	$240,889,523	$—
	$31,633,805	$38,342,905	$408,042,602	$240,889,523	$—

Units outstanding	2,905,957	1,335,009	21,832,245	11,794,014	—

Portfolio shares held	3,080,215	1,180,872	20,160,208	10,514,602	—
Portfolio net asset value per share	$10.27	$32.47	$20.24	$22.91	$—
Investment in portfolio shares, at cost	$26,118,793	$24,161,873	$269,360,997	$158,600,510	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	2/19/2021**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	430,047	487,997	6,078,947	3,557,708	449,152
NET INVESTMENT INCOME (LOSS)	(430,047)	(487,997)	(6,078,947)	(3,557,708)	(449,152)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,769,310	4,637,974	26,550,742	15,866,032	50,136,031
Net change in unrealized appreciation (depreciation) on investments	(1,648,410)	4,468,150	17,456,112	12,517,776	(46,003,816)
NET GAIN (LOSS) ON INVESTMENTS	120,900	9,106,124	44,006,854	28,383,808	4,132,215

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(309,147)	$8,618,127	$37,927,907	$24,826,100	$3,683,063

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
ASSETS
Investment in the portfolios, at fair value	$615,367	$96,714	$347,050	$494,108	$456,079
Net Assets	$615,367	$96,714	$347,050	$494,108	$456,079

NET ASSETS, representing:
Accumulation units	$615,367	$96,714	$347,050	$494,108	$456,079
	$615,367	$96,714	$347,050	$494,108	$456,079

Units outstanding	14,533	3,041	19,513	12,265	16,557

Portfolio shares held	7,955	1,393	6,883	5,877	4,563
Portfolio net asset value per share	$77.36	$69.45	$50.42	$84.07	$99.95
Investment in portfolio shares, at cost	$563,318	$67,923	$203,060	$385,608	$333,005

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$389	$1,207	$185	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,778	1,358	5,091	6,423	6,689
NET INVESTMENT INCOME (LOSS)	(8,778)	(969)	(3,884)	(6,238)	(6,689)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	46,984	5,516	22,231	38,130	24,120
Net realized gain (loss) on shares redeemed	779	3,877	24,109	7,041	15,031
Net change in unrealized appreciation (depreciation) on investments	11,403	7,334	40,934	45,693	28,226
NET GAIN (LOSS) ON INVESTMENTS	59,166	16,727	87,274	90,864	67,377

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$50,388	$15,758	$83,390	$84,626	$60,688

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
ASSETS
Investment in the portfolios, at fair value	$137,281	$271,751	$196,423	$104,333	$228,179
Net Assets	$137,281	$271,751	$196,423	$104,333	$228,179

NET ASSETS, representing:
Accumulation units	$137,281	$271,751	$196,423	$104,333	$228,179
	$137,281	$271,751	$196,423	$104,333	$228,179

Units outstanding	4,741	11,137	10,011	3,292	9,157

Portfolio shares held	2,705	5,385	2,465	2,545	4,188
Portfolio net asset value per share	$50.76	$50.46	$79.69	$40.99	$54.49
Investment in portfolio shares, at cost	$112,295	$196,398	$136,585	$87,854	$171,101

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$669	$47	$—	$173

EXPENSES
Charges for mortality and expense risk,
and for administration	1,995	3,949	2,674	1,490	3,398
NET INVESTMENT INCOME (LOSS)	(1,995)	(3,280)	(2,627)	(1,490)	(3,225)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	11,046	—	—	6,468	—
Net realized gain (loss) on shares redeemed	2,620	11,857	5,209	3,009	12,933
Net change in unrealized appreciation (depreciation) on investments	6,347	51,961	52,312	8,121	42,639
NET GAIN (LOSS) ON INVESTMENTS	20,013	63,818	57,521	17,598	55,572

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$18,018	$60,538	$54,894	$16,108	$52,347
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$27,682	$208,368	$290,640	$255,531	$53,221,351
Net Assets	$27,682	$208,368	$290,640	$255,531	$53,221,351

NET ASSETS, representing:
Accumulation units	$27,682	$208,368	$290,640	$255,531	$53,221,351
	$27,682	$208,368	$290,640	$255,531	$53,221,351

Units outstanding	1,932	10,475	7,136	12,664	1,183,103

Portfolio shares held	733	4,906	3,382	5,181	737,036
Portfolio net asset value per share	$37.77	$42.47	$85.95	$49.32	$72.21
Investment in portfolio shares, at cost	$22,494	$203,161	$211,175	$207,035	$32,616,379
STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$287	$2,944	$—	$2,256	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	394	2,910	4,235	3,695	587,690
NET INVESTMENT INCOME (LOSS)	(107)	34	(4,235)	(1,439)	(587,690)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	37,265	—	—
Net realized gain (loss) on shares redeemed	312	(2,556)	10,492	2,950	6,323,688
Net change in unrealized appreciation (depreciation) on investments	3,879	28,145	25,535	44,111	1,266,787
NET GAIN (LOSS) ON INVESTMENTS	4,191	25,589	73,292	47,061	7,590,475

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,084	$25,623	$69,057	$45,622	$7,002,785

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2021	Allspring VT International Equity Fund (Class 1)	Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$18,029	$634,741	$8,410,311	$95,231,885
Net Assets	$—	$18,029	$634,741	$8,410,311	$95,231,885

NET ASSETS, representing:
Accumulation units	$—	$18,029	$634,741	$8,410,311	$95,231,885
	$—	$18,029	$634,741	$8,410,311	$95,231,885

Units outstanding	—	946	74,376	704,287	5,099,788

Portfolio shares held	—	9,198	14,525	562,187	3,907,751
Portfolio net asset value per share	$—	$1.96	$43.70	$14.96	$24.37
Investment in portfolio shares, at cost	$—	$24,402	$382,176	$8,352,418	$65,508,068

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2021	Allspring VT International Equity Fund (Class 1)	Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021**	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$252	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	119,704	349	11,810	110,969	581,925
NET INVESTMENT INCOME (LOSS)	(119,704)	(97)	(11,810)	(110,969)	(581,925)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	72,684	—	—
Net realized gain (loss) on shares redeemed	232,027	(1,582)	65,610	45,334	3,192,533
Net change in unrealized appreciation (depreciation) on investments	(266,548)	3,066	(36,628)	(102,416)	9,518,372
NET GAIN (LOSS) ON INVESTMENTS	(34,521)	1,484	101,666	(57,082)	12,710,905

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(154,225)	$1,387	$89,856	$(168,051)	$12,128,980

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$153,966,177	$146,688	$42,754,623	$478,670	$90,401,038
Net Assets	$153,966,177	$146,688	$42,754,623	$478,670	$90,401,038

NET ASSETS, representing:
Accumulation units	$153,966,177	$146,688	$42,754,623	$478,670	$90,401,038
	$153,966,177	$146,688	$42,754,623	$478,670	$90,401,038

Units outstanding	9,927,800	3,943	3,527,694	47,049	4,841,384

Portfolio shares held	8,427,267	4,196	3,051,722	37,661	4,112,877
Portfolio net asset value per share	$18.27	$34.96	$14.01	$12.71	$21.98
Investment in portfolio shares, at cost	$109,315,895	$88,373	$39,598,749	$372,185	$62,131,662

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$386	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,290,493	2,611	447,012	11,078	1,290,125
NET INVESTMENT INCOME (LOSS)	(2,290,493)	(2,225)	(447,012)	(11,078)	(1,290,125)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	7,734	—	—	—
Net realized gain (loss) on shares redeemed	8,366,874	12,873	740,698	5,753	4,687,507
Net change in unrealized appreciation (depreciation) on investments	8,703,823	13,287	(1,382,291)	(14,315)	7,419,802
NET GAIN (LOSS) ON INVESTMENTS	17,070,697	33,894	(641,593)	(8,562)	12,107,309

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,780,204	$31,669	$(1,088,605)	$(19,640)	$10,817,184

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,589,222	$28,646,718	$—	$22,737,560	$2,234,643,259
Net Assets	$1,589,222	$28,646,718	$—	$22,737,560	$2,234,643,259

NET ASSETS, representing:
Accumulation units	$1,589,222	$28,646,718	$—	$22,737,560	$2,234,643,259
	$1,589,222	$28,646,718	$—	$22,737,560	$2,234,643,259

Units outstanding	137,501	1,224,947	—	933,332	170,627,275

Portfolio shares held	124,841	943,879	—	780,019	143,984,746
Portfolio net asset value per share	$12.73	$30.35	$12.38	$29.15	$15.52
Investment in portfolio shares, at cost	$1,466,156	$20,187,232	$—	$15,358,158	$1,656,702,221

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,753	303,591	1,133	256,690	44,219,948
NET INVESTMENT INCOME (LOSS)	(9,753)	(303,591)	(1,133)	(256,690)	(44,219,948)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,150	1,947,409	10,642	1,530,127	49,751,034
Net change in unrealized appreciation (depreciation) on investments	(70,286)	4,021,782	(12,005)	3,286,760	(61,712,826)
NET GAIN (LOSS) ON INVESTMENTS	(45,136)	5,969,191	(1,363)	4,816,887	(11,961,792)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(54,889)	$5,665,600	$(2,496)	$4,560,197	$(56,181,740)

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
ASSETS
Investment in the portfolios, at fair value	$41,495,731	$162,795	$299,082,005	$18,637,202	$23,941,584
Net Assets	$41,495,731	$162,795	$299,082,005	$18,637,202	$23,941,584

NET ASSETS, representing:
Accumulation units	$41,495,731	$162,795	$299,082,005	$18,637,202	$23,941,584
	$41,495,731	$162,795	$299,082,005	$18,637,202	$23,941,584

Units outstanding	1,597,535	13,465	16,105,287	1,037,694	1,513,047

Portfolio shares held	1,350,772	11,384	14,351,344	951,363	1,359,545
Portfolio net asset value per share	$30.72	$14.30	$20.84	$19.59	$17.61
Investment in portfolio shares, at cost	$37,666,298	$164,312	$195,236,650	$12,053,614	$17,202,371

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	126,256	1,411	4,288,567	112,807	139,514
NET INVESTMENT INCOME (LOSS)	(126,256)	(1,411)	(4,288,567)	(112,807)	(139,514)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	268,568	4,340	7,281,123	543,816	721,973
Net change in unrealized appreciation (depreciation) on investments	2,945,096	(8,473)	35,118,829	1,661,466	2,186,902
NET GAIN (LOSS) ON INVESTMENTS	3,213,664	(4,133)	42,399,952	2,205,282	2,908,875

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,087,408	$(5,544)	$38,111,385	$2,092,475	$2,769,361

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$63,088,974	$425,699	$24,692,116	$2,036,161	$8,782,992
Net Assets	$63,088,974	$425,699	$24,692,116	$2,036,161	$8,782,992

NET ASSETS, representing:
Accumulation units	$63,088,974	$425,699	$24,692,116	$2,036,161	$8,782,992
	$63,088,974	$425,699	$24,692,116	$2,036,161	$8,782,992

Units outstanding	3,996,123	40,092	2,346,589	153,575	573,159

Portfolio shares held	3,598,915	34,723	2,033,947	135,024	610,778
Portfolio net asset value per share	$17.53	$12.26	$12.14	$15.08	$14.38
Investment in portfolio shares, at cost	$42,187,458	$366,302	$24,727,781	$1,697,863	$8,948,480

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$70,430

EXPENSES
Charges for mortality and expense risk,
and for administration	895,823	18,012	242,312	11,288	50,447
NET INVESTMENT INCOME (LOSS)	(895,823)	(18,012)	(242,312)	(11,288)	19,983

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,453,442
Net realized gain (loss) on shares redeemed	1,748,272	56,096	(5,058)	35,718	60,092
Net change in unrealized appreciation (depreciation) on investments	9,640,072	(95,042)	(338,303)	157,003	(1,077,339)
NET GAIN (LOSS) ON INVESTMENTS	11,388,344	(38,946)	(343,361)	192,721	436,195

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,492,521	$(56,958)	$(585,673)	$181,433	$456,178

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$3,480,598	$1,083,130	$346,438	$5,106,076	$—
Net Assets	$3,480,598	$1,083,130	$346,438	$5,106,076	$—

NET ASSETS, representing:
Accumulation units	$3,480,598	$1,083,130	$346,438	$5,106,076	$—
	$3,480,598	$1,083,130	$346,438	$5,106,076	$—

Units outstanding	263,269	101,120	25,989	461,979	—

Portfolio shares held	293,474	89,886	25,681	417,163	—
Portfolio net asset value per share	$11.86	$12.05	$13.49	$12.24	$12.27
Investment in portfolio shares, at cost	$3,114,921	$1,083,741	$300,670	$5,147,981	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$85,192	$—	$3,828	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	19,003	25,290	6,497	50,848	—
NET INVESTMENT INCOME (LOSS)	66,189	(25,290)	(2,669)	(50,848)	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	10,898	—	—	—	—
Net realized gain (loss) on shares redeemed	12,415	8,542	17,761	(4,263)	—
Net change in unrealized appreciation (depreciation) on investments	132,411	(63,960)	(52,198)	(41,905)	—
NET GAIN (LOSS) ON INVESTMENTS	155,724	(55,418)	(34,437)	(46,168)	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$221,913	$(80,708)	$(37,106)	$(97,016)	$—

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$104,103,613	$3,266,838	$46,632,027	$30,671,411	$—
Net Assets	$104,103,613	$3,266,838	$46,632,027	$30,671,411	$—

NET ASSETS, representing:
Accumulation units	$104,103,613	$3,266,838	$46,632,027	$30,671,411	$—
	$104,103,613	$3,266,838	$46,632,027	$30,671,411	$—

Units outstanding	6,706,188	275,646	2,870,282	2,078,707	—

Portfolio shares held	6,367,193	260,306	2,747,910	1,990,358	—
Portfolio net asset value per share	$16.35	$12.55	$16.97	$15.41	$—
Investment in portfolio shares, at cost	$68,626,051	$3,230,573	$31,377,758	$22,539,631	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	10/15/2021**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,416,807	131,392	648,781	429,526	6,055
NET INVESTMENT INCOME (LOSS)	(1,416,807)	(131,392)	(648,781)	(429,526)	(6,055)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,673,244	34,946	693,940	263,825	155,927
Net change in unrealized appreciation (depreciation) on investments	12,059,851	(452,593)	5,886,316	2,974,418	(88,371)
NET GAIN (LOSS) ON INVESTMENTS	13,733,095	(417,647)	6,580,256	3,238,243	67,556

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,316,288	$(549,039)	$5,931,475	$2,808,717	$61,501

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$11,043,601	$604,619	$137,484	$3,622,737	$1,101,999
Net Assets	$11,043,601	$604,619	$137,484	$3,622,737	$1,101,999

NET ASSETS, representing:
Accumulation units	$11,043,601	$604,619	$137,484	$3,622,737	$1,101,999
	$11,043,601	$604,619	$137,484	$3,622,737	$1,101,999

Units outstanding	1,067,051	41,369	8,113	219,753	65,807

Portfolio shares held	1,024,453	36,533	5,079	115,779	105,657
Portfolio net asset value per share	$10.78	$16.55	$27.07	$31.29	$10.43
Investment in portfolio shares, at cost	$11,133,622	$592,345	$124,479	$3,433,622	$1,136,218

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$1,517	$35	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	253,746	1,922	498	14,800	4,657
NET INVESTMENT INCOME (LOSS)	(253,746)	(405)	(463)	(14,800)	(4,657)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	16,129	14,489	151,465	206,066
Net realized gain (loss) on shares redeemed	(347,637)	10,620	260	82,151	2,621
Net change in unrealized appreciation (depreciation) on investments	10,252	(211)	7,293	68,334	(86,043)
NET GAIN (LOSS) ON INVESTMENTS	(337,385)	26,538	22,042	301,950	122,644

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(591,131)	$26,133	$21,579	$287,150	$117,987

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$452,087	$150,686	$3,318,462	$1,047,234	$1,906,035
Net Assets	$452,087	$150,686	$3,318,462	$1,047,234	$1,906,035

NET ASSETS, representing:
Accumulation units	$452,087	$150,686	$3,318,462	$1,047,234	$1,906,035
	$452,087	$150,686	$3,318,462	$1,047,234	$1,906,035

Units outstanding	26,745	9,372	314,128	77,109	138,529

Portfolio shares held	22,787	3,974	248,202	38,530	50,719
Portfolio net asset value per share	$19.84	$37.92	$13.37	$27.18	$37.58
Investment in portfolio shares, at cost	$507,974	$123,253	$3,378,768	$979,064	$1,744,780

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$466	$62,872	$13,152	$19,576

EXPENSES
Charges for mortality and expense risk,
and for administration	1,906	744	14,057	4,534	6,355
NET INVESTMENT INCOME (LOSS)	(1,906)	(278)	48,815	8,618	13,221

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	58,092	8,042	187	39,890	44,124
Net realized gain (loss) on shares redeemed	26,983	1,420	(8,934)	1,997	3,635
Net change in unrealized appreciation (depreciation) on investments	(88,991)	19,540	(83,714)	36,901	108,341
NET GAIN (LOSS) ON INVESTMENTS	(3,916)	29,002	(92,461)	78,788	156,100

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,822)	$28,724	$(43,646)	$87,406	$169,321

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)	American Funds IS The Bond Fund of America (Class 4)	American Funds IS Capital World Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$2,900,549	$1,668,623	$1,916,073	$558,632	$255,380
Net Assets	$2,900,549	$1,668,623	$1,916,073	$558,632	$255,380

NET ASSETS, representing:
Accumulation units	$2,900,549	$1,668,623	$1,916,073	$558,632	$255,380
	$2,900,549	$1,668,623	$1,916,073	$558,632	$255,380

Units outstanding	233,538	118,330	191,283	43,234	19,365

Portfolio shares held	101,560	94,219	174,030	30,966	7,748
Portfolio net asset value per share	$28.56	$17.71	$11.01	$18.04	$32.96
Investment in portfolio shares, at cost	$2,735,588	$1,469,689	$1,959,389	$535,212	$254,060

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)	American Funds IS The Bond Fund of America (Class 4)	American Funds IS Capital World Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$33,946	$17,249	$19,323	$7,592	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	11,010	5,204	4,884	1,964	922
NET INVESTMENT INCOME (LOSS)	22,936	12,045	14,439	5,628	(922)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	51,500	—	25,743	8,704	4,555
Net realized gain (loss) on shares redeemed	6,806	4,719	(3,168)	5,141	490
Net change in unrealized appreciation (depreciation) on investments	137,516	181,129	(43,187)	15,678	(480)
NET GAIN (LOSS) ON INVESTMENTS	195,822	185,848	(20,612)	29,523	4,565

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$218,758	$197,893	$(6,173)	$35,151	$3,643

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$5,107,845	$1,189,591	$176,259	$752,797	$639,979
Net Assets	$5,107,845	$1,189,591	$176,259	$752,797	$639,979

NET ASSETS, representing:
Accumulation units	$5,107,845	$1,189,591	$176,259	$752,797	$639,979
	$5,107,845	$1,189,591	$176,259	$752,797	$639,979

Units outstanding	344,850	87,357	15,043	60,656	44,763

Portfolio shares held	41,262	18,142	7,900	24,097	28,218
Portfolio net asset value per share	$123.79	$65.57	$22.31	$31.24	$22.68
Investment in portfolio shares, at cost	$4,710,482	$1,034,670	$180,292	$750,776	$815,347

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$1,950	$9,355	$4,166	$4,349	$307

EXPENSES
Charges for mortality and expense risk,
and for administration	20,790	4,847	579	2,872	2,320
NET INVESTMENT INCOME (LOSS)	(18,840)	4,508	3,587	1,477	(2,013)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	425,229	7,695	—	15,771	251,819
Net realized gain (loss) on shares redeemed	22,357	6,373	145	2,713	13,466
Net change in unrealized appreciation (depreciation) on investments	202,214	141,157	(9,656)	(17,107)	(173,442)
NET GAIN (LOSS) ON INVESTMENTS	649,800	155,225	(9,511)	1,377	91,843

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$630,960	$159,733	$(5,924)	$2,854	$89,830

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$998,389	$589,872	$1,151,944	$1,795,088	$4,688,464
Net Assets	$998,389	$589,872	$1,151,944	$1,795,088	$4,688,464

NET ASSETS, representing:
Accumulation units	$998,389	$589,872	$1,151,944	$1,795,088	$4,688,464
	$998,389	$589,872	$1,151,944	$1,795,088	$4,688,464

Units outstanding	70,595	42,304	85,412	134,303	357,784

Portfolio shares held	98,267	60,191	94,888	84,714	191,210
Portfolio net asset value per share	$10.16	$9.80	$12.14	$21.19	$24.52
Investment in portfolio shares, at cost	$1,101,526	$634,515	$1,215,553	$1,942,425	$4,389,482

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$11,557	$—	$9,399	$—	$26,789

EXPENSES
Charges for mortality and expense risk,
and for administration	1,853	2,279	3,691	3,209	17,048
NET INVESTMENT INCOME (LOSS)	9,704	(2,279)	5,708	(3,209)	9,741

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	156,233	110,121	135,609	228,061	201,695
Net realized gain (loss) on shares redeemed	3,431	(569)	5,661	16,971	10,467
Net change in unrealized appreciation (depreciation) on investments	(106,881)	(42,443)	(71,563)	(151,821)	225,067
NET GAIN (LOSS) ON INVESTMENTS	52,783	67,109	69,707	93,211	437,229

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$62,487	$64,830	$75,415	$90,002	$446,970

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032
ASSETS
Investment in the portfolios, at fair value	$5,007,430	$2,985,126	$3,595,560	$248,280	$5,770,627
Net Assets	$5,007,430	$2,985,126	$3,595,560	$248,280	$5,770,627

NET ASSETS, representing:
Accumulation units	$5,007,430	$2,985,126	$3,595,560	$248,280	$5,770,627
	$5,007,430	$2,985,126	$3,595,560	$248,280	$5,770,627

Units outstanding	359,559	217,219	297,831	17,876	621,441

Portfolio shares held	95,361	38,458	90,137	17,952	609,359
Portfolio net asset value per share	$52.51	$77.62	$39.89	$13.83	$9.47
Investment in portfolio shares, at cost	$4,559,860	$2,965,431	$3,443,669	$265,102	$5,747,308

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/4/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$800	$—	$1,126	$2,654	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	22,092	12,200	16,122	866	30,182
NET INVESTMENT INCOME (LOSS)	(21,292)	(12,200)	(14,996)	1,788	(30,182)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	510,289	139,127	130,718	35,275	—
Net realized gain (loss) on shares redeemed	36,311	121,895	(642)	11,900	8,468
Net change in unrealized appreciation (depreciation) on investments	353,447	(93,594)	130,448	(24,222)	23,319
NET GAIN (LOSS) ON INVESTMENTS	900,047	167,428	260,524	22,953	31,787

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$878,755	$155,228	$245,528	$24,741	$1,605

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$15,846	$270,642	$321,180	$823,977	$406,721
Net Assets	$15,846	$270,642	$321,180	$823,977	$406,721

NET ASSETS, representing:
Accumulation units	$15,846	$270,642	$321,180	$823,977	$406,721
	$15,846	$270,642	$321,180	$823,977	$406,721

Units outstanding	1,489	26,426	29,219	76,749	37,729

Portfolio shares held	279	8,845	9,380	20,808	9,231
Portfolio net asset value per share	$56.72	$30.60	$34.24	$39.60	$44.06
Investment in portfolio shares, at cost	$15,714	$269,819	$312,970	$803,533	$396,655

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14	524	454	1,041	492
NET INVESTMENT INCOME (LOSS)	(14)	(524)	(454)	(1,041)	(492)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(12)	2,450	(114)	557	492
Net change in unrealized appreciation (depreciation) on investments	132	824	8,211	20,444	10,066
NET GAIN (LOSS) ON INVESTMENTS	120	3,274	8,097	21,001	10,558

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$106	$2,750	$7,643	$19,960	$10,066

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$94,301	$1,418,146	$174,740	$11,295	$1,003,607
Net Assets	$94,301	$1,418,146	$174,740	$11,295	$1,003,607

NET ASSETS, representing:
Accumulation units	$94,301	$1,418,146	$174,740	$11,295	$1,003,607
	$94,301	$1,418,146	$174,740	$11,295	$1,003,607

Units outstanding	9,559	137,008	15,709	1,058	90,747

Portfolio shares held	6,721	212,935	1,785	194	6,798
Portfolio net asset value per share	$14.03	$6.66	$97.92	$58.12	$147.64
Investment in portfolio shares, at cost	$95,367	$1,397,251	$167,785	$11,594	$990,183

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	170	2,571	259	13	1,697
NET INVESTMENT INCOME (LOSS)	(170)	(2,571)	(259)	(13)	(1,697)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(349)	320	27	3	1,072
Net change in unrealized appreciation (depreciation) on investments	(1,067)	20,895	6,954	(299)	13,424
NET GAIN (LOSS) ON INVESTMENTS	(1,416)	21,215	6,981	(296)	14,496

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,586)	$18,644	$6,722	$(309)	$12,799

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$234,999	$1,560,360	$1,226,465	$4,911,289	$49,463
Net Assets	$234,999	$1,560,360	$1,226,465	$4,911,289	$49,463

NET ASSETS, representing:
Accumulation units	$234,999	$1,560,360	$1,226,465	$4,911,289	$49,463
	$234,999	$1,560,360	$1,226,465	$4,911,289	$49,463

Units outstanding	21,217	153,728	117,986	430,002	3,017

Portfolio shares held	4,941	99,767	20,360	43,749	1,125
Portfolio net asset value per share	$47.56	$15.64	$60.24	$112.26	$43.97
Investment in portfolio shares, at cost	$221,258	$1,556,769	$1,188,986	$4,491,809	$48,357

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Shares)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$84

EXPENSES
Charges for mortality and expense risk,
and for administration	427	2,180	2,350	9,319	73
NET INVESTMENT INCOME (LOSS)	(427)	(2,180)	(2,350)	(9,319)	11

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	646
Net realized gain (loss) on shares redeemed	121	(91)	474	4,785	2
Net change in unrealized appreciation (depreciation) on investments	13,741	3,591	37,479	419,480	1,107
NET GAIN (LOSS) ON INVESTMENTS	13,862	3,500	37,953	424,265	1,755

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,435	$1,320	$35,603	$414,946	$1,766

*Date subaccount became available for investment.
***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$44,611	$15,438	$27,776	$55,097	$64,672
Net Assets	$44,611	$15,438	$27,776	$55,097	$64,672

NET ASSETS, representing:
Accumulation units	$44,611	$15,438	$27,776	$55,097	$64,672
	$44,611	$15,438	$27,776	$55,097	$64,672

Units outstanding	3,400	1,066	2,679	3,607	4,321

Portfolio shares held	1,186	1,317	4,668	1,517	1,496
Portfolio net asset value per share	$37.62	$11.72	$5.95	$36.32	$43.22
Investment in portfolio shares, at cost	$43,853	$16,890	$28,821	$56,040	$60,514

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$36	$—	$715	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	23	29	54	60	147
NET INVESTMENT INCOME (LOSS)	13	(29)	661	(60)	(147)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	279	3,500	—	2,729	3,879
Net realized gain (loss) on shares redeemed	57	(377)	10	74	10
Net change in unrealized appreciation (depreciation) on investments	758	(1,452)	(1,045)	(944)	4,158
NET GAIN (LOSS) ON INVESTMENTS	1,094	1,671	(1,035)	1,859	8,047

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,107	$1,642	$(374)	$1,799	$7,900

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$44,778	$73,826	$92,921	$47,928	$346,279
Net Assets	$44,778	$73,826	$92,921	$47,928	$346,279

NET ASSETS, representing:
Accumulation units	$44,778	$73,826	$92,921	$47,928	$346,279
	$44,778	$73,826	$92,921	$47,928	$346,279

Units outstanding	3,381	5,110	7,197	3,212	22,555

Portfolio shares held	1,837	1,793	7,386	2,033	15,870
Portfolio net asset value per share	$24.37	$41.17	$12.58	$23.57	$21.82
Investment in portfolio shares, at cost	$43,895	$78,930	$106,548	$46,320	$367,804

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$426	$1,789	$86	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	24	198	207	36	677
NET INVESTMENT INCOME (LOSS)	(24)	228	1,582	50	(677)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	296	10,840	6,579	434	46,240
Net realized gain (loss) on shares redeemed	173	122	(113)	87	750
Net change in unrealized appreciation (depreciation) on investments	883	(5,104)	(13,627)	1,608	(21,524)
NET GAIN (LOSS) ON INVESTMENTS	1,352	5,858	(7,161)	2,129	25,466

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,328	$6,086	$(5,579)	$2,179	$24,789

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund (Class 1)	American Funds IS The Bond Fund of America (Class 1)	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$117,900	$13,958	$195,869	$229,024	$23,867
Net Assets	$117,900	$13,958	$195,869	$229,024	$23,867

NET ASSETS, representing:
Accumulation units	$117,900	$13,958	$195,869	$229,024	$23,867
	$117,900	$13,958	$195,869	$229,024	$23,867

Units outstanding	11,077	1,321	13,199	16,138	1,968

Portfolio shares held	10,103	1,245	4,934	13,125	985
Portfolio net asset value per share	$11.67	$11.21	$39.70	$17.45	$24.23
Investment in portfolio shares, at cost	$127,829	$14,227	$208,347	$205,773	$24,222

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund (Class 1)	American Funds IS The Bond Fund of America (Class 1)	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$1,820	$197	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	613	51	1,077	1,155	107
NET INVESTMENT INCOME (LOSS)	1,207	146	(1,077)	(1,155)	(107)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	10,166	—	—	—	—
Net realized gain (loss) on shares redeemed	(190)	(1)	(85)	486	(1)
Net change in unrealized appreciation (depreciation) on investments	(9,930)	(270)	(12,478)	23,251	(355)
NET GAIN (LOSS) ON INVESTMENTS	46	(271)	(12,563)	23,737	(356)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,253	$(125)	$(13,640)	$22,582	$(463)

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Vanguard Mid-Cap Index Portfolio	Vanguard Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$141,012	$55,313	$13,930	$117,910	$54,618
Net Assets	$141,012	$55,313	$13,930	$117,910	$54,618

NET ASSETS, representing:
Accumulation units	$141,012	$55,313	$13,930	$117,910	$54,618
	$141,012	$55,313	$13,930	$117,910	$54,618

Units outstanding	10,063	3,823	1,340	11,199	3,868

Portfolio shares held	4,783	845	1,022	8,832	2,344
Portfolio net asset value per share	$29.48	$65.47	$13.63	$13.35	$23.30
Investment in portfolio shares, at cost	$136,705	$48,445	$14,430	$120,134	$65,181

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Mid-Cap Index Portfolio	Vanguard Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$462	$1,942	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	116	231	27	327	163
NET INVESTMENT INCOME (LOSS)	(116)	(231)	435	1,615	(163)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1	1,921	9,028
Net realized gain (loss) on shares redeemed	4	16	(88)	27	(66)
Net change in unrealized appreciation (depreciation) on investments	4,306	6,868	(499)	(2,225)	(10,563)
NET GAIN (LOSS) ON INVESTMENTS	4,310	6,884	(586)	(277)	(1,601)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,194	$6,653	$(151)	$1,338	$(1,764)

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

SUBACCOUNT
ClearBridge Variable Dividend Strategy Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$141,703
Net Assets	$141,703

NET ASSETS, representing:
Accumulation units	$141,703
$141,703

Units outstanding	10,611

Portfolio shares held	5,531
Portfolio net asset value per share	$25.62
Investment in portfolio shares, at cost	$138,980

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

SUBACCOUNT
ClearBridge Variable Dividend Strategy Portfolio (Class I)
1/1/2021***
to
12/31/2021

INVESTMENT INCOME
Dividend income	$207

EXPENSES
Charges for mortality and expense risk,
and for administration	56
NET INVESTMENT INCOME (LOSS)	151

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,333
Net realized gain (loss) on shares redeemed	172
Net change in unrealized appreciation (depreciation) on investments	2,723
NET GAIN (LOSS) ON INVESTMENTS	4,228

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,379

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(71,703)	$(157,519)	$(275,853)	$(268,367)	$(155,360)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	381,739	2,027,043	1,624,408	273,867
Net change in unrealized appreciation (depreciation) on investments	—	(489,479)	1,582,696	2,793,935	537,575
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(71,703)	(265,259)	3,333,886	4,149,976	656,082

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,939	12,110	11,643	179,447	92,983
Annuity payments	(302,323)	(131,392)	(81,595)	(150,089)	(121,759)
Surrenders, withdrawals and death benefits	(468,727)	(1,289,392)	(2,367,507)	(2,120,279)	(1,075,510)
Net transfers between other subaccounts
or fixed rate option	1,072,618	355,050	(150,837)	(321,440)	113,799
Miscellaneous transactions	(3,254)	538	842	(3,796)	199
Other charges	(4,071)	(2,236)	(6,716)	(14,894)	(9,024)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	337,182	(1,055,322)	(2,594,170)	(2,431,051)	(999,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	265,479	(1,320,581)	739,716	1,718,925	(343,230)

NET ASSETS
Beginning of period	5,390,928	12,186,234	18,760,377	16,791,126	10,712,334
End of period	$5,656,407	$10,865,653	$19,500,093	$18,510,051	$10,369,104

Beginning units	4,551,027	3,863,280	3,289,972	4,160,350	1,982,638
Units issued	1,477,013	98,638	10,900	81,191	60,333
Units redeemed	(995,884)	(441,586)	(419,173)	(584,857)	(260,542)
Ending units	5,032,156	3,520,332	2,881,699	3,656,684	1,782,429
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(509,576)	$(62,957)	$(444,627)	$(100,206)	$(11,898)
Capital gains distributions received	—	—	—	—	90,049
Net realized gain (loss) on shares redeemed	3,161,195	407,746	4,685,137	854,486	50,003
Net change in unrealized appreciation (depreciation) on investments	8,787,390	328,023	(6,042)	1,400,334	(122,981)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,439,009	672,812	4,234,468	2,154,614	5,173

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,491,885	2,444	61,247	548,077	50,000
Annuity payments	(241,982)	(7,119)	(303,662)	(8,020)	—
Surrenders, withdrawals and death benefits	(3,565,378)	(423,275)	(4,364,851)	(760,175)	(169,906)
Net transfers between other subaccounts
or fixed rate option	(725,949)	(91,145)	(436,926)	(190,084)	(30,369)
Miscellaneous transactions	(4,903)	663	(8,870)	616	(34)
Other charges	(108,133)	(2,925)	(14,308)	(25,650)	(141)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,154,460)	(521,357)	(5,067,370)	(435,236)	(150,450)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,284,549	151,455	(832,902)	1,719,378	(145,277)

NET ASSETS
Beginning of period	42,620,546	4,186,430	30,867,533	8,500,228	1,488,275
End of period	$51,905,095	$4,337,885	$30,034,631	$10,219,606	$1,342,998

Beginning units	5,580,935	1,055,977	3,508,456	939,087	613,481
Units issued	397,033	15,786	30,383	116,572	32,676
Units redeemed	(798,313)	(137,102)	(522,497)	(176,229)	(92,120)
Ending units	5,179,655	934,661	3,016,342	879,430	554,037
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$9,546	$(57,776)	$(73,302)	$(12,538)	$(13,822)
Capital gains distributions received	413,393	165,346	286,423	—	91,763
Net realized gain (loss) on shares redeemed	239,354	251,240	465,925	146,714	144,333
Net change in unrealized appreciation (depreciation) on investments	600,989	1,389,966	294,704	406,333	114,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,263,282	1,748,776	973,750	540,509	336,301

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,821	59,585	330	9,160	9,160
Annuity payments	(70,277)	(87,998)	(41,787)	(29,134)	—
Surrenders, withdrawals and death benefits	(747,665)	(928,118)	(848,716)	(443,917)	(292,032)
Net transfers between other subaccounts
or fixed rate option	(129,822)	(219,941)	(136,493)	(79,379)	(69,563)
Miscellaneous transactions	64	(5,308)	1,016	1,715	(111)
Other charges	(759)	(1,072)	(748)	(843)	(259)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(924,638)	(1,182,852)	(1,026,398)	(542,398)	(352,805)

TOTAL INCREASE (DECREASE) IN NET ASSETS	338,644	565,924	(52,648)	(1,889)	(16,504)

NET ASSETS
Beginning of period	5,603,595	7,128,740	5,675,386	4,607,853	1,548,105
End of period	$5,942,239	$7,694,664	$5,622,738	$4,605,964	$1,531,601

Beginning units	1,252,136	1,821,168	1,022,069	1,075,255	315,058
Units issued	6,171	4,900	3,698	9,558	3,041
Units redeemed	(185,890)	(265,019)	(172,324)	(124,086)	(64,843)
Ending units	1,072,417	1,561,049	853,443	960,727	253,256
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(112,839)	$6,437	$(37,903)	$(51,761)	$(10,236)
Capital gains distributions received	1,110,595	—	326,472	—	172,167
Net realized gain (loss) on shares redeemed	614,669	72,959	100,761	493,989	30,029
Net change in unrealized appreciation (depreciation) on investments	(12,451)	279,208	(153,777)	85,719	(6,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,599,974	358,604	235,553	527,947	185,870

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	94,368	—	—	240	—
Annuity payments	(95,476)	—	—	(84,090)	(41,378)
Surrenders, withdrawals and death benefits	(796,577)	(91,852)	(474,499)	(524,743)	(199,153)
Net transfers between other subaccounts
or fixed rate option	(158,916)	(228)	(7,839)	(7,939)	(14,655)
Miscellaneous transactions	1,149	(38)	2,327	(1,052)	222
Other charges	(1,271)	(238)	(335)	(337)	(219)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(956,723)	(92,356)	(480,346)	(617,921)	(255,183)

TOTAL INCREASE (DECREASE) IN NET ASSETS	643,251	266,248	(244,793)	(89,974)	(69,313)

NET ASSETS
Beginning of period	7,717,224	1,610,575	2,679,252	3,743,068	1,120,814
End of period	$8,360,475	$1,876,823	$2,434,459	$3,653,094	$1,051,501

Beginning units	1,115,059	368,261	442,289	736,801	433,690
Units issued	20,056	12,582	9,337	927	2,324
Units redeemed	(143,479)	(31,344)	(80,529)	(113,620)	(85,964)
Ending units	991,636	349,499	371,097	624,108	350,050
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,380)	$(103,803)	$(9,167)	$(126,039)	$(29,206)
Capital gains distributions received	44,645	—	31,103	—	—
Net realized gain (loss) on shares redeemed	10,770	798,122	17,582	1,101,706	129,531
Net change in unrealized appreciation (depreciation) on investments	96,824	771,214	60,132	(260,496)	94,447
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	143,859	1,465,533	99,650	715,171	194,772

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	91,786	—	26,302	1,118
Annuity payments	—	(20,772)	—	(5,147)	(10,905)
Surrenders, withdrawals and death benefits	(15,075)	(786,243)	(16,880)	(997,638)	(148,277)
Net transfers between other subaccounts
or fixed rate option	16,030	(313,388)	(6,055)	(192,888)	37,219
Miscellaneous transactions	(52)	(6,638)	—	(687)	525
Other charges	(37)	(14,182)	(998)	(14,046)	(2,706)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	866	(1,049,437)	(23,933)	(1,184,104)	(123,026)

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,725	416,096	75,717	(468,933)	71,746

NET ASSETS
Beginning of period	531,944	6,263,465	556,867	8,184,609	1,804,871
End of period	$676,669	$6,679,561	$632,584	$7,715,676	$1,876,617

Beginning units	201,639	1,745,374	157,136	1,305,421	631,775
Units issued	6,645	46,945	2,167	31,195	34,957
Units redeemed	(6,114)	(303,907)	(9,654)	(196,230)	(59,925)
Ending units	202,170	1,488,412	149,649	1,140,386	606,807
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(361,381)	$(5,207,577)	$(1,119,387)	$(375,421)	$(308,774)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,740,155	10,645,866	7,295,920	1,306,097	2,959,448
Net change in unrealized appreciation (depreciation) on investments	7,321,757	12,969,739	12,326,365	805,433	(3,167,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,700,531	18,408,028	18,502,898	1,736,109	(516,630)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	620,242	130,756	2,354,189	893,547	590,724
Annuity payments	(33,207)	(61,990)	(23,472)	—	—
Surrenders, withdrawals and death benefits	(2,419,746)	(30,846,468)	(7,009,500)	(2,593,764)	(1,955,421)
Net transfers between other subaccounts
or fixed rate option	(801,986)	219,543,171	(4,670,190)	955,204	(374,075)
Miscellaneous transactions	28,856	(7,697)	3,846	1,611	14,298
Other charges	(236,111)	(3,859,947)	(724,528)	(230,889)	(183,121)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,841,952)	184,897,825	(10,069,655)	(974,291)	(1,907,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,858,579	203,305,853	8,433,243	761,818	(2,424,225)

NET ASSETS
Beginning of period	27,821,195	168,535,948	81,724,198	33,441,059	24,342,369
End of period	$35,679,774	$371,841,801	$90,157,441	$34,202,877	$21,918,144

Beginning units	1,245,415	10,391,065	4,546,368	2,106,253	721,696
Units issued	373,328	15,062,792	823,575	371,801	171,574
Units redeemed	(467,682)	(3,564,002)	(1,225,696)	(412,982)	(205,096)
Ending units	1,151,061	21,889,855	4,144,247	2,065,072	688,174

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	2/19/2021**	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(18,808)	$(188,347)	$(958,593)	$(508,579)	$(857,571)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,100,369	2,282,195	7,581,942	5,687,658	7,152,711
Net change in unrealized appreciation (depreciation) on investments	(2,442,428)	1,693,419	(15,596)	4,713,056	3,612,042
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	639,133	3,787,267	6,607,753	9,892,135	9,907,182

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72,490	195,613	1,003,915	902,742	566,083
Annuity payments	—	—	(23,323)	—	(6,150)
Surrenders, withdrawals and death benefits	(130,948)	(1,343,475)	(6,627,097)	(2,679,447)	(4,741,039)
Net transfers between other subaccounts
or fixed rate option	(10,343,022)	(1,250,387)	(698,830)	(4,028,849)	(1,497,313)
Miscellaneous transactions	28	1,118	3,273	(1,561)	83
Other charges	(11,698)	(119,194)	(592,541)	(312,532)	(518,716)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,413,150)	(2,516,325)	(6,934,603)	(6,119,647)	(6,197,052)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,774,017)	1,270,942	(326,850)	3,772,488	3,710,130

NET ASSETS
Beginning of period	9,774,017	13,817,785	74,072,266	38,727,481	60,329,947
End of period	$—	$15,088,727	$73,745,416	$42,499,969	$64,040,077

Beginning units	501,304	676,787	2,254,617	1,782,575	1,548,528
Units issued	13,627	164,887	364,124	388,561	236,630
Units redeemed	(514,931)	(275,059)	(510,397)	(596,629)	(338,795)
Ending units	—	566,615	2,108,344	1,574,507	1,446,363

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	10/15/2021**	12/31/2021

OPERATIONS
Net investment income (loss)	$(365,185)	$(576,849)	$(299,699)	$(301,576)	$(389,347)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,295,287	4,099,704	324,761	13,760,529	3,671,509
Net change in unrealized appreciation (depreciation) on investments	2,122,760	8,221,125	(502,499)	(5,183,189)	2,498,661
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,052,862	11,743,980	(477,437)	8,275,764	5,780,823

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,031,513	761,249	1,973,763	414,375	244,887
Annuity payments	—	(12,848)	—	—	(28,957)
Surrenders, withdrawals and death benefits	(3,128,170)	(3,018,330)	(2,384,795)	(1,151,255)	(2,170,976)
Net transfers between other subaccounts
or fixed rate option	(816,354)	4,709,684	1,666,570	(35,914,000)	(3,154,227)
Miscellaneous transactions	(3,756)	12,836	463	31	12,373
Other charges	(208,974)	(373,385)	(183,414)	(201,191)	(272,560)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,125,741)	2,079,206	1,072,587	(36,852,040)	(5,369,460)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,927,121	13,823,186	595,150	(28,576,276)	411,363

NET ASSETS
Beginning of period	28,722,665	33,857,871	27,527,863	28,576,276	27,662,454
End of period	$31,649,786	$47,681,057	$28,123,013	$—	$28,073,817

Beginning units	774,427	1,603,567	2,574,321	1,093,272	2,755,797
Units issued	227,151	680,833	1,084,608	155,154	912,796
Units redeemed	(262,763)	(548,955)	(991,702)	(1,248,426)	(1,398,953)
Ending units	738,815	1,735,445	2,667,227	—	2,269,640

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(18,995,023)	$(478,086)	$(414,913)	$(2,282,236)	$(12,542,642)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	87,796,953	3,216,058	1,743,094	9,532,830	49,403,892
Net change in unrealized appreciation (depreciation) on investments	63,746,558	2,843,430	1,292,006	7,687,918	79,689,535
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	132,548,488	5,581,402	2,620,187	14,938,512	116,550,785

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,208,370	656,508	53,180	311,591	701,711
Annuity payments	(400,172)	—	(953)	(11,078)	(44,595)
Surrenders, withdrawals and death benefits	(97,504,357)	(2,645,798)	(2,416,549)	(10,654,974)	(47,415,633)
Net transfers between other subaccounts
or fixed rate option	371,193,953	(2,138,087)	630,313	(1,402,148)	(13,752,915)
Miscellaneous transactions	(26,986)	(727)	(78)	(1,675)	(33,790)
Other charges	(13,484,630)	(304,051)	(270,435)	(1,677,567)	(7,978,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	260,986,178	(4,432,155)	(2,004,522)	(13,435,851)	(68,524,018)

TOTAL INCREASE (DECREASE) IN NET ASSETS	393,534,666	1,149,247	615,665	1,502,661	48,026,767

NET ASSETS
Beginning of period	1,205,420,916	38,256,152	28,580,531	149,134,863	795,758,980
End of period	$1,598,955,582	$39,405,399	$29,196,196	$150,637,524	$843,785,747

Beginning units	60,620,266	1,528,355	1,750,414	9,364,242	38,270,208
Units issued	22,187,317	184,079	218,224	997,259	1,860,325
Units redeemed	(10,414,060)	(332,330)	(341,592)	(1,839,920)	(4,965,921)
Ending units	72,393,523	1,380,104	1,627,046	8,521,581	35,164,612

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM® Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	10/15/2021**	12/31/2021

OPERATIONS
Net investment income (loss)	$(4,132,256)	$(11,560,108)	$(7,029,709)	$(4,597,203)	$(16,691,756)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,978,186	56,252,821	30,697,669	144,663,838	64,340,942
Net change in unrealized appreciation (depreciation) on investments	17,265,403	37,900,073	(1,897,994)	(109,289,452)	111,254,273
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,111,333	82,592,786	21,769,966	30,777,183	158,903,459

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	127,881	961,124	1,975,605	78,355	470,511
Annuity payments	(49,059)	(425,747)	(328,555)	(16,033)	(308,898)
Surrenders, withdrawals and death benefits	(19,883,817)	(67,231,795)	(41,802,340)	(21,746,040)	(86,591,083)
Net transfers between other subaccounts
or fixed rate option	(5,658,458)	(12,950,539)	606,664	(394,344,425)	(21,483,775)
Miscellaneous transactions	(5,420)	(35,644)	(24,833)	953	(24,334)
Other charges	(2,344,371)	(7,490,090)	(4,847,074)	(3,251,832)	(12,273,396)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,813,244)	(87,172,691)	(44,420,533)	(419,279,022)	(120,210,975)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,701,911)	(4,579,905)	(22,650,567)	(388,501,839)	38,692,484

NET ASSETS
Beginning of period	257,723,901	774,354,120	485,013,286	388,501,839	1,106,366,442
End of period	$256,021,990	$769,774,215	$462,362,719	$—	$1,145,058,926

Beginning units	17,948,957	40,432,198	29,998,214	23,005,944	59,218,690
Units issued	1,517,793	2,079,658	3,512,804	1,496,690	3,885,438
Units redeemed	(3,421,548)	(6,467,269)	(6,363,543)	(24,502,634)	(10,063,380)
Ending units	16,045,202	36,044,587	27,147,475	—	53,040,748

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(9,707,149)	$(1,598,828)	$(510,065)	$(437,492)	$(2,751,041)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	54,865,376	15,676,654	—	4,387,015	4,613,725
Net change in unrealized appreciation (depreciation) on investments	30,925,419	5,571,685	—	(2,763,221)	(6,830,784)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	76,083,646	19,649,511	(510,065)	1,186,302	(4,968,100)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	295,899	5,464,410	6,992,528	760,970	2,576,031
Annuity payments	(186,560)	(11,429)	(12,441)	—	(82,064)
Surrenders, withdrawals and death benefits	(54,062,263)	(11,834,391)	(104,533,985)	(2,705,850)	(18,238,746)
Net transfers between other subaccounts
or fixed rate option	(12,318,858)	300,586	92,735,195	1,118,925	23,117,419
Miscellaneous transactions	(1,900)	5,208	5,120	3,073	2,975
Other charges	(6,873,530)	(961,685)	(268,427)	(249,881)	(1,787,279)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(73,147,212)	(7,037,301)	(5,082,010)	(1,072,763)	5,588,336

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,936,434	12,612,210	(5,592,075)	113,539	620,236

NET ASSETS
Beginning of period	650,283,383	125,572,430	53,122,582	33,902,124	199,391,118
End of period	$653,219,817	$138,184,640	$47,530,507	$34,015,663	$200,011,354

Beginning units	32,733,264	2,941,444	5,655,035	903,204	15,205,472
Units issued	2,278,866	731,779	7,970,716	242,196	3,756,701
Units redeemed	(5,871,408)	(629,648)	(8,556,970)	(235,286)	(3,418,207)
Ending units	29,140,722	3,043,575	5,068,781	910,114	15,543,966
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(171,388)	$(343,576)	$(1,083,643)	$(1,755,748)	$(131,131)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	756,596	2,777,190	2,301,368	3,498,345	658,450
Net change in unrealized appreciation (depreciation) on investments	339,074	770,214	(3,950,326)	(6,537,221)	1,720,566
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	924,282	3,203,828	(2,732,601)	(4,794,624)	2,247,885

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	383,600	795,610	—	2,318,950	189,417
Annuity payments	—	—	(133,197)	(23,630)	(31,359)
Surrenders, withdrawals and death benefits	(1,613,991)	(1,770,155)	(5,248,294)	(12,642,048)	(438,577)
Net transfers between other subaccounts
or fixed rate option	120,709	(280,004)	(2,878,665)	14,131,576	(742,322)
Miscellaneous transactions	1,970	8,951	144	1,166	330
Other charges	(103,590)	(232,174)	(970,020)	(1,166,914)	(80,801)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,211,302)	(1,477,772)	(9,230,032)	2,619,100	(1,103,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(287,020)	1,726,056	(11,962,633)	(2,175,524)	1,144,573

NET ASSETS
Beginning of period	14,824,392	28,471,435	84,250,993	137,137,998	9,327,365
End of period	$14,537,372	$30,197,491	$72,288,360	$134,962,474	$10,471,938

Beginning units	1,158,732	1,291,440	4,906,327	9,361,656	552,177
Units issued	201,999	272,520	4,158,280	2,385,352	68,672
Units redeemed	(299,499)	(322,001)	(4,697,796)	(2,208,167)	(122,745)
Ending units	1,061,232	1,241,959	4,366,811	9,538,841	498,104
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	2/19/2021**

OPERATIONS
Net investment income (loss)	$(430,047)	$(487,997)	$(6,078,947)	$(3,557,708)	$(449,152)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,769,310	4,637,974	26,550,742	15,866,032	50,136,031
Net change in unrealized appreciation (depreciation) on investments	(1,648,410)	4,468,150	17,456,112	12,517,776	(46,003,816)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(309,147)	8,618,127	37,927,907	24,826,100	3,683,063

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	384,467	598,677	134,812	92,783	15,573
Annuity payments	(11,607)	(13,172)	(17,601)	(84,857)	(9,469)
Surrenders, withdrawals and death benefits	(2,310,800)	(2,655,497)	(31,998,271)	(15,103,112)	(2,029,369)
Net transfers between other subaccounts
or fixed rate option	1,785,175	(4,728,426)	(5,328,156)	(4,200,816)	(221,380,881)
Miscellaneous transactions	6,651	564	132	(936)	(107)
Other charges	(307,953)	(317,238)	(4,531,135)	(2,625,292)	(338,011)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(454,067)	(7,115,092)	(41,740,219)	(21,922,230)	(223,742,264)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(763,214)	1,503,035	(3,812,312)	2,903,870	(220,059,201)

NET ASSETS
Beginning of period	32,397,019	36,839,870	411,854,914	237,985,653	220,059,201
End of period	$31,633,805	$38,342,905	$408,042,602	$240,889,523	$—

Beginning units	2,954,029	1,573,285	24,256,955	12,961,729	14,921,715
Units issued	601,829	224,719	1,582,486	939,103	110,112
Units redeemed	(649,901)	(462,995)	(4,007,196)	(2,106,818)	(15,031,827)
Ending units	2,905,957	1,335,009	21,832,245	11,794,014	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,778)	$(969)	$(3,884)	$(6,238)	$(6,689)
Capital gains distributions received	46,984	5,516	22,231	38,130	24,120
Net realized gain (loss) on shares redeemed	779	3,877	24,109	7,041	15,031
Net change in unrealized appreciation (depreciation) on investments	11,403	7,334	40,934	45,693	28,226
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	50,388	15,758	83,390	84,626	60,688

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(44,413)	(1,326)	(378)	(17,127)	(22,982)
Net transfers between other subaccounts
or fixed rate option	76,993	2,533	(48,915)	16,971	13,925
Miscellaneous transactions	25	—	—	(3)	—
Other charges	(4,486)	(844)	(2,962)	(3,740)	(3,585)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,119	363	(52,255)	(3,899)	(12,642)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,507	16,121	31,135	80,727	48,046

NET ASSETS
Beginning of period	536,860	80,593	315,915	413,381	408,033
End of period	$615,367	$96,714	$347,050	$494,108	$456,079

Beginning units	15,125	2,988	22,762	12,837	16,987
Units issued	2,110	521	382	1,200	1,465
Units redeemed	(2,702)	(468)	(3,631)	(1,772)	(1,895)
Ending units	14,533	3,041	19,513	12,265	16,557

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,995)	$(3,280)	$(2,627)	$(1,490)	$(3,225)
Capital gains distributions received	11,046	—	—	6,468	—
Net realized gain (loss) on shares redeemed	2,620	11,857	5,209	3,009	12,933
Net change in unrealized appreciation (depreciation) on investments	6,347	51,961	52,312	8,121	42,639
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,018	60,538	54,894	16,108	52,347

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,838)	(6,633)	—	(3,558)	(5,513)
Net transfers between other subaccounts
or fixed rate option	10,816	(11,898)	(8,342)	5,717	(13,090)
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,244)	(2,221)	(1,491)	(774)	(1,912)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,734	(20,752)	(9,833)	1,385	(20,515)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,752	39,786	45,061	17,493	31,832

NET ASSETS
Beginning of period	111,529	231,965	151,362	86,840	196,347
End of period	$137,281	$271,751	$196,423	$104,333	$228,179

Beginning units	4,434	12,031	10,418	3,255	9,974
Units issued	714	1,301	1,192	596	1,576
Units redeemed	(407)	(2,195)	(1,599)	(559)	(2,393)
Ending units	4,741	11,137	10,011	3,292	9,157
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(107)	$34	$(4,235)	$(1,439)	$(587,690)
Capital gains distributions received	—	—	37,265	—	—
Net realized gain (loss) on shares redeemed	312	(2,556)	10,492	2,950	6,323,688
Net change in unrealized appreciation (depreciation) on investments	3,879	28,145	25,535	44,111	1,266,787
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,084	25,623	69,057	45,622	7,002,785

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	1,227,926
Annuity payments	—	—	—	—	(896)
Surrenders, withdrawals and death benefits	—	(3,474)	(11,958)	(2,733)	(3,455,897)
Net transfers between other subaccounts
or fixed rate option	(1,274)	(3,269)	(19,824)	(2,193)	247,123
Miscellaneous transactions	—	—	—	—	19,545
Other charges	(259)	(1,695)	(2,803)	(2,179)	(346,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,533)	(8,438)	(34,585)	(7,105)	(2,308,723)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,551	17,185	34,472	38,517	4,694,062

NET ASSETS
Beginning of period	25,131	191,183	256,168	217,014	48,527,289
End of period	$27,682	$208,368	$290,640	$255,531	$53,221,351

Beginning units	2,046	10,928	8,034	13,011	1,206,007
Units issued	34	1,112	226	736	342,238
Units redeemed	(148)	(1,565)	(1,124)	(1,083)	(365,142)
Ending units	1,932	10,475	7,136	12,664	1,183,103
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2021	Allspring VT International Equity Fund (Class 1)	Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021**	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(119,704)	$(97)	$(11,810)	$(110,969)	$(581,925)
Capital gains distributions received	—	—	72,684	—	—
Net realized gain (loss) on shares redeemed	232,027	(1,582)	65,610	45,334	3,192,533
Net change in unrealized appreciation (depreciation) on investments	(266,548)	3,066	(36,628)	(102,416)	9,518,372
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(154,225)	1,387	89,856	(168,051)	12,128,980

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	8,632,964
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(889,527)	(705)	(143,700)	(1,257,611)	(4,448,905)
Net transfers between other subaccounts
or fixed rate option	(10,822,673)	(4,136)	—	7,508,859	(1,737,334)
Miscellaneous transactions	(47)	—	(25)	—	(6,088)
Other charges	(3,847)	(26)	—	(752)	(383,247)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,716,094)	(4,867)	(143,725)	6,250,496	2,057,390

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,870,319)	(3,480)	(53,869)	6,082,445	14,186,370

NET ASSETS
Beginning of period	11,870,319	21,509	688,610	2,327,866	81,045,515
End of period	$—	$18,029	$634,741	$8,410,311	$95,231,885

Beginning units	921,797	1,191	91,466	190,309	4,800,421
Units issued	16,689	—	—	684,931	770,462
Units redeemed	(938,486)	(245)	(17,090)	(170,953)	(471,095)
Ending units	—	946	74,376	704,287	5,099,788

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,290,493)	$(2,225)	$(447,012)	$(11,078)	$(1,290,125)
Capital gains distributions received	—	7,734	—	—	—
Net realized gain (loss) on shares redeemed	8,366,874	12,873	740,698	5,753	4,687,507
Net change in unrealized appreciation (depreciation) on investments	8,703,823	13,287	(1,382,291)	(14,315)	7,419,802
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,780,204	31,669	(1,088,605)	(19,640)	10,817,184

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	155,206	—	1,441,666	—	224,255
Annuity payments	(157,367)	—	(21,750)	—	(25,805)
Surrenders, withdrawals and death benefits	(10,739,250)	(32,020)	(4,070,592)	—	(6,457,060)
Net transfers between other subaccounts
or fixed rate option	(184,849)	—	2,012,443	(40,445)	2,656,150
Miscellaneous transactions	(7,325)	—	922	2	11,875
Other charges	(1,667,784)	(12)	(303,381)	(233)	(1,009,079)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,601,369)	(32,032)	(940,692)	(40,676)	(4,599,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,178,835	(363)	(2,029,297)	(60,316)	6,217,520

NET ASSETS
Beginning of period	151,787,342	147,051	44,783,920	538,986	84,183,518
End of period	$153,966,177	$146,688	$42,754,623	$478,670	$90,401,038

Beginning units	10,815,664	4,862	3,603,781	50,910	5,116,834
Units issued	1,019,929	—	894,956	2,001	591,565
Units redeemed	(1,907,793)	(919)	(971,043)	(5,862)	(867,015)
Ending units	9,927,800	3,943	3,527,694	47,049	4,841,384

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(9,753)	$(303,591)	$(1,133)	$(256,690)	$(44,219,948)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,150	1,947,409	10,642	1,530,127	49,751,034
Net change in unrealized appreciation (depreciation) on investments	(70,286)	4,021,782	(12,005)	3,286,760	(61,712,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(54,889)	5,665,600	(2,496)	4,560,197	(56,181,740)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	370,525	1,729,398	—	246,937	464,385
Annuity payments	—	—	—	(13,955)	(816,965)
Surrenders, withdrawals and death benefits	(153,216)	(2,577,601)	(2,420)	(1,469,469)	(154,075,280)
Net transfers between other subaccounts
or fixed rate option	89,022	796,244	(237,432)	479,884	—
Miscellaneous transactions	104	(3,406)	(2)	(1,131)	5,196
Other charges	(6,576)	(192,871)	—	(158,828)	(271,627)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	299,859	(248,236)	(239,854)	(916,562)	(154,694,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	244,970	5,417,364	(242,350)	3,643,635	(210,876,031)

NET ASSETS
Beginning of period	1,344,252	23,229,354	242,350	19,093,925	2,445,519,290
End of period	$1,589,222	$28,646,718	$—	$22,737,560	$2,234,643,259

Beginning units	109,805	1,175,516	22,282	971,933	182,478,928
Units issued	49,256	433,608	1,946	216,087	509,369
Units redeemed	(21,560)	(384,177)	(24,228)	(254,688)	(12,361,022)
Ending units	137,501	1,224,947	—	933,332	170,627,275
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(126,256)	$(1,411)	$(4,288,567)	$(112,807)	$(139,514)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	268,568	4,340	7,281,123	543,816	721,973
Net change in unrealized appreciation (depreciation) on investments	2,945,096	(8,473)	35,118,829	1,661,466	2,186,902
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,087,408	(5,544)	38,111,385	2,092,475	2,769,361

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	456,893	—	563,979	682,033	998,625
Annuity payments	—	—	—	—	(17,226)
Surrenders, withdrawals and death benefits	(638,584)	—	(8,228,693)	(990,877)	(1,659,979)
Net transfers between other subaccounts
or fixed rate option	33,734,608	(53,617)	(6,096,722)	(281,653)	(574,793)
Miscellaneous transactions	(5,516)	6	(5,827)	474	(42)
Other charges	(78,790)	(2)	(3,564,861)	(86,505)	(114,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	33,468,611	(53,613)	(17,332,124)	(676,528)	(1,367,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,556,019	(59,157)	20,779,261	1,415,947	1,401,835

NET ASSETS
Beginning of period	4,939,712	221,952	278,302,744	17,221,255	22,539,749
End of period	$41,495,731	$162,795	$299,082,005	$18,637,202	$23,941,584

Beginning units	266,663	17,344	17,091,326	1,069,488	1,588,378
Units issued	1,442,830	13,466	140,961	53,307	101,773
Units redeemed	(111,958)	(17,345)	(1,127,000)	(85,101)	(177,104)
Ending units	1,597,535	13,465	16,105,287	1,037,694	1,513,047

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(895,823)	$(18,012)	$(242,312)	$(11,288)	$19,983
Capital gains distributions received	—	—	—	—	1,453,442
Net realized gain (loss) on shares redeemed	1,748,272	56,096	(5,058)	35,718	60,092
Net change in unrealized appreciation (depreciation) on investments	9,640,072	(95,042)	(338,303)	157,003	(1,077,339)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,492,521	(56,958)	(585,673)	181,433	456,178

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,687	—	1,149,367	206,531	696,895
Annuity payments	—	—	(6,134)	(18,113)	—
Surrenders, withdrawals and death benefits	(2,183,925)	(41,823)	(1,337,002)	(94,436)	(265,294)
Net transfers between other subaccounts
or fixed rate option	293,917	(901,421)	1,553,154	407,170	106,719
Miscellaneous transactions	(4,516)	(17)	1,391	70	446
Other charges	(743,227)	(63)	(173,335)	(8,817)	(39,505)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,589,064)	(943,324)	1,187,441	492,405	499,261

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,903,457	(1,000,282)	601,768	673,838	955,439

NET ASSETS
Beginning of period	55,185,517	1,425,981	24,090,348	1,362,323	7,827,553
End of period	$63,088,974	$425,699	$24,692,116	$2,036,161	$8,782,992

Beginning units	4,164,590	125,920	2,227,905	113,498	533,059
Units issued	195,587	15,695	455,109	55,299	67,061
Units redeemed	(364,054)	(101,523)	(336,425)	(15,222)	(26,961)
Ending units	3,996,123	40,092	2,346,589	153,575	573,159

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$66,189	$(25,290)	$(2,669)	$(50,848)	$—
Capital gains distributions received	10,898	—	—	—	—
Net realized gain (loss) on shares redeemed	12,415	8,542	17,761	(4,263)	—
Net change in unrealized appreciation (depreciation) on investments	132,411	(63,960)	(52,198)	(41,905)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	221,913	(80,708)	(37,106)	(97,016)	—

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	659,243	—	237	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(80,249)	(200,022)	(20,657)	(69,902)	—
Net transfers between other subaccounts
or fixed rate option	48,721	(284,231)	21,199	5,272,995	—
Miscellaneous transactions	5	(365)	(1)	41	—
Other charges	(16,276)	(405)	(877)	(42)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	611,444	(485,023)	(99)	5,203,092	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	833,357	(565,731)	(37,205)	5,106,076	—

NET ASSETS
Beginning of period	2,647,241	1,648,861	383,643	—	—
End of period	$3,480,598	$1,083,130	$346,438	$5,106,076	$—

Beginning units	208,101	143,889	26,176	—	—
Units issued	63,774	49,274	5,782	538,914	—
Units redeemed	(8,606)	(92,043)	(5,969)	(76,935)	—
Ending units	263,269	101,120	25,989	461,979	—

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	10/15/2021**

OPERATIONS
Net investment income (loss)	$(1,416,807)	$(131,392)	$(648,781)	$(429,526)	$(6,055)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,673,244	34,946	693,940	263,825	155,927
Net change in unrealized appreciation (depreciation) on investments	12,059,851	(452,593)	5,886,316	2,974,418	(88,371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,316,288	(549,039)	5,931,475	2,808,717	61,501

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	94,000	—	85,496	44,248	14,940
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,108,102)	(364,090)	(369,491)	(293,201)	(1,060)
Net transfers between other subaccounts
or fixed rate option	(1,077,909)	(5,384,932)	(702,545)	149,751	(555,270)
Miscellaneous transactions	810	(10)	(127)	140	87
Other charges	(1,191,666)	(1,198)	(534,157)	(314,897)	(4,635)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,282,867)	(5,750,230)	(1,520,824)	(413,959)	(545,938)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,033,421	(6,299,269)	4,410,651	2,394,758	(484,437)

NET ASSETS
Beginning of period	95,070,192	9,566,107	42,221,376	28,276,653	484,437
End of period	$104,103,613	$3,266,838	$46,632,027	$30,671,411	$—

Beginning units	6,928,435	759,266	2,971,037	2,107,735	41,591
Units issued	71,928	132,975	25,359	23,785	1,964
Units redeemed	(294,175)	(616,595)	(126,114)	(52,813)	(43,555)
Ending units	6,706,188	275,646	2,870,282	2,078,707	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(253,746)	$(405)	$(463)	$(14,800)	$(4,657)
Capital gains distributions received	—	16,129	14,489	151,465	206,066
Net realized gain (loss) on shares redeemed	(347,637)	10,620	260	82,151	2,621
Net change in unrealized appreciation (depreciation) on investments	10,252	(211)	7,293	68,334	(86,043)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(591,131)	26,133	21,579	287,150	117,987

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	335,921	61,210	1,612,913	360,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,415,559)	(3,532)	—	(115,696)	(11,314)
Net transfers between other subaccounts
or fixed rate option	2,664,527	31,316	(1,249)	343,585	196,310
Miscellaneous transactions	1,139	158	—	511	210
Other charges	(4,450)	(1,517)	(411)	(11,388)	(3,850)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,245,657	362,346	59,550	1,829,925	541,495

TOTAL INCREASE (DECREASE) IN NET ASSETS	654,526	388,479	81,129	2,117,075	659,482

NET ASSETS
Beginning of period	10,389,075	216,140	56,355	1,505,662	442,517
End of period	$11,043,601	$604,619	$137,484	$3,622,737	$1,101,999

Beginning units	936,440	16,037	4,158	103,041	29,936
Units issued	1,389,181	36,802	4,076	176,901	41,532
Units redeemed	(1,258,570)	(11,470)	(121)	(60,189)	(5,661)
Ending units	1,067,051	41,369	8,113	219,753	65,807

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,906)	$(278)	$48,815	$8,618	$13,221
Capital gains distributions received	58,092	8,042	187	39,890	44,124
Net realized gain (loss) on shares redeemed	26,983	1,420	(8,934)	1,997	3,635
Net change in unrealized appreciation (depreciation) on investments	(88,991)	19,540	(83,714)	36,901	108,341
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,822)	28,724	(43,646)	87,406	169,321

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	311,410	2,729	2,302,642	322,631	1,030,857
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,282)	(2,345)	(53,167)	(14,758)	(21,861)
Net transfers between other subaccounts
or fixed rate option	(51,322)	16	(690,044)	137,760	29,607
Miscellaneous transactions	(737)	—	(71)	(9)	34
Other charges	(1,518)	(615)	(10,938)	(3,784)	(4,929)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	250,551	(215)	1,548,422	441,840	1,033,708

TOTAL INCREASE (DECREASE) IN NET ASSETS	244,729	28,509	1,504,776	529,246	1,203,029

NET ASSETS
Beginning of period	207,358	122,177	1,813,686	517,988	703,006
End of period	$452,087	$150,686	$3,318,462	$1,047,234	$1,906,035

Beginning units	12,396	9,411	168,993	43,182	57,842
Units issued	29,479	934	252,830	35,567	84,627
Units redeemed	(15,130)	(973)	(107,695)	(1,640)	(3,940)
Ending units	26,745	9,372	314,128	77,109	138,529

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)	American Funds IS The Bond Fund of America (Class 4)	American Funds IS Capital World Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$22,936	$12,045	$14,439	$5,628	$(922)
Capital gains distributions received	51,500	—	25,743	8,704	4,555
Net realized gain (loss) on shares redeemed	6,806	4,719	(3,168)	5,141	490
Net change in unrealized appreciation (depreciation) on investments	137,516	181,129	(43,187)	15,678	(480)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	218,758	197,893	(6,173)	35,151	3,643

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,432,852	1,108,839	1,156,181	326,526	87,674
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(16,585)	(15,786)	(15,015)	(433)	(2,048)
Net transfers between other subaccounts
or fixed rate option	410,740	135,518	537,410	143,649	126,639
Miscellaneous transactions	(130)	(208)	722	46	84
Other charges	(8,687)	(3,832)	(3,737)	(1,582)	(729)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,818,190	1,224,531	1,675,561	468,206	211,620

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,036,948	1,422,424	1,669,388	503,357	215,263

NET ASSETS
Beginning of period	863,601	246,199	246,685	55,275	40,117
End of period	$2,900,549	$1,668,623	$1,916,073	$558,632	$255,380

Beginning units	79,392	22,137	24,352	4,869	3,223
Units issued	161,803	100,287	188,264	41,501	16,742
Units redeemed	(7,657)	(4,094)	(21,333)	(3,136)	(600)
Ending units	233,538	118,330	191,283	43,234	19,365
The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(18,840)	$4,508	$3,587	$1,477	$(2,013)
Capital gains distributions received	425,229	7,695	—	15,771	251,819
Net realized gain (loss) on shares redeemed	22,357	6,373	145	2,713	13,466
Net change in unrealized appreciation (depreciation) on investments	202,214	141,157	(9,656)	(17,107)	(173,442)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	630,960	159,733	(5,924)	2,854	89,830

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,017,477	556,486	137,979	508,702	290,774
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,221)	(16,098)	(792)	(11,329)	(9,675)
Net transfers between other subaccounts
or fixed rate option	599,304	143,757	9,445	5,726	79,746
Miscellaneous transactions	(4,022)	647	4	303	311
Other charges	(16,354)	(3,821)	(445)	(2,177)	(2,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,559,184	680,971	146,191	501,225	359,045

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,190,144	840,704	140,267	504,079	448,875

NET ASSETS
Beginning of period	1,917,701	348,887	35,992	248,718	191,104
End of period	$5,107,845	$1,189,591	$176,259	$752,797	$639,979

Beginning units	156,674	31,538	3,003	20,854	17,016
Units issued	220,427	60,867	12,308	45,251	46,043
Units redeemed	(32,251)	(5,048)	(268)	(5,449)	(18,296)
Ending units	344,850	87,357	15,043	60,656	44,763

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$9,704	$(2,279)	$5,708	$(3,209)	$9,741
Capital gains distributions received	156,233	110,121	135,609	228,061	201,695
Net realized gain (loss) on shares redeemed	3,431	(569)	5,661	16,971	10,467
Net change in unrealized appreciation (depreciation) on investments	(106,881)	(42,443)	(71,563)	(151,821)	225,067
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	62,487	64,830	75,415	90,002	446,970

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	745,414	350,309	373,080	1,444,125	2,090,302
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12,010)	(14,019)	(12,853)	(71,018)	(19,494)
Net transfers between other subaccounts
or fixed rate option	168,206	47,390	544,583	120,941	628,248
Miscellaneous transactions	112	(151)	897	1,273	1,506
Other charges	(1,706)	(1,880)	(3,291)	(2,309)	(12,988)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	900,016	381,649	902,416	1,493,012	2,687,574

TOTAL INCREASE (DECREASE) IN NET ASSETS	962,503	446,479	977,831	1,583,014	3,134,544

NET ASSETS
Beginning of period	35,886	143,393	174,113	212,074	1,553,920
End of period	$998,389	$589,872	$1,151,944	$1,795,088	$4,688,464

Beginning units	3,189	12,364	15,451	18,598	139,140
Units issued	75,920	36,560	90,518	148,929	226,686
Units redeemed	(8,514)	(6,620)	(20,557)	(33,224)	(8,042)
Ending units	70,595	42,304	85,412	134,303	357,784

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/4/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(21,292)	$(12,200)	$(14,996)	$1,788	$(30,182)
Capital gains distributions received	510,289	139,127	130,718	35,275	—
Net realized gain (loss) on shares redeemed	36,311	121,895	(642)	11,900	8,468
Net change in unrealized appreciation (depreciation) on investments	353,447	(93,594)	130,448	(24,222)	23,319
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	878,755	155,228	245,528	24,741	1,605

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,841,974	1,894,193	1,525,637	97,912	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(150,357)	(267,591)	(53,840)	—	(92,134)
Net transfers between other subaccounts
or fixed rate option	256,084	(177,982)	248,900	66,518	5,861,171
Miscellaneous transactions	(333)	1,849	1,755	—	—
Other charges	(17,405)	(9,375)	(12,491)	(768)	(15)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,929,963	1,441,094	1,709,961	163,662	5,769,022

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,808,718	1,596,322	1,955,489	188,403	5,770,627

NET ASSETS
Beginning of period	2,198,712	1,388,804	1,640,071	59,877	—
End of period	$5,007,430	$2,985,126	$3,595,560	$248,280	$5,770,627

Beginning units	200,150	112,248	150,518	5,206	—
Units issued	205,275	259,809	172,577	23,443	769,895
Units redeemed	(45,866)	(154,838)	(25,264)	(10,773)	(148,454)
Ending units	359,559	217,219	297,831	17,876	621,441

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(14)	$(524)	$(454)	$(1,041)	$(492)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(12)	2,450	(114)	557	492
Net change in unrealized appreciation (depreciation) on investments	132	824	8,211	20,444	10,066
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	106	2,750	7,643	19,960	10,066

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,353	274,729	238,984	822,524	400,761
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,501)	—	(1,143)	(14,849)	(3,363)
Net transfers between other subaccounts
or fixed rate option	—	(4,364)	76,002	(3,197)	(197)
Miscellaneous transactions	(106)	(2,156)	11	53	(339)
Other charges	(6)	(317)	(317)	(514)	(207)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	15,740	267,892	313,537	804,017	396,655

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,846	270,642	321,180	823,977	406,721

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$15,846	$270,642	$321,180	$823,977	$406,721

Beginning units	—	—	—	—	—
Units issued	1,637	37,630	33,103	84,694	40,667
Units redeemed	(148)	(11,204)	(3,884)	(7,945)	(2,938)
Ending units	1,489	26,426	29,219	76,749	37,729

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(170)	$(2,571)	$(259)	$(13)	$(1,697)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(349)	320	27	3	1,072
Net change in unrealized appreciation (depreciation) on investments	(1,067)	20,895	6,954	(299)	13,424
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,586)	18,644	6,722	(309)	12,799

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	73,729	996,354	168,432	11,637	877,027
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(24,543)	(7,593)	(112)	—	(1,215)
Net transfers between other subaccounts
or fixed rate option	46,801	412,627	—	—	116,013
Miscellaneous transactions	(12)	31	(123)	(31)	137
Other charges	(88)	(1,917)	(179)	(2)	(1,154)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	95,887	1,399,502	168,018	11,604	990,808

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,301	1,418,146	174,740	11,295	1,003,607

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$94,301	$1,418,146	$174,740	$11,295	$1,003,607

Beginning units	—	—	—	—	—
Units issued	12,044	139,842	15,740	1,064	96,092
Units redeemed	(2,485)	(2,834)	(31)	(6)	(5,345)
Ending units	9,559	137,008	15,709	1,058	90,747

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Shares)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(427)	$(2,180)	$(2,350)	$(9,319)	$11
Capital gains distributions received	—	—	—	—	646
Net realized gain (loss) on shares redeemed	121	(91)	474	4,785	2
Net change in unrealized appreciation (depreciation) on investments	13,741	3,591	37,479	419,480	1,107
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,435	1,320	35,603	414,946	1,766

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	153,808	1,487,991	1,125,868	3,741,505	9,488
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,828)	(1,957)	(4,732)	(12,080)	—
Net transfers between other subaccounts
or fixed rate option	69,897	74,139	70,730	772,230	38,250
Miscellaneous transactions	(22)	64	474	277	—
Other charges	(291)	(1,197)	(1,478)	(5,589)	(41)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	221,564	1,559,040	1,190,862	4,496,343	47,697

TOTAL INCREASE (DECREASE) IN NET ASSETS	234,999	1,560,360	1,226,465	4,911,289	49,463

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$234,999	$1,560,360	$1,226,465	$4,911,289	$49,463

Beginning units	—	—	—	—	—
Units issued	21,489	159,103	123,518	436,146	3,020
Units redeemed	(272)	(5,375)	(5,532)	(6,144)	(3)
Ending units	21,217	153,728	117,986	430,002	3,017

*Date subaccount became available for investment.
***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$13	$(29)	$661	$(60)	$(147)
Capital gains distributions received	279	3,500	—	2,729	3,879
Net realized gain (loss) on shares redeemed	57	(377)	10	74	10
Net change in unrealized appreciation (depreciation) on investments	758	(1,452)	(1,045)	(944)	4,158
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,107	1,642	(374)	1,799	7,900

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,579	17,342	34,685	55,040	56,772
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,075)	(3,546)	(6,535)	(1,742)	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	43,504	13,796	28,150	53,298	56,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,611	15,438	27,776	55,097	64,672

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$44,611	$15,438	$27,776	$55,097	$64,672

Beginning units	—	—	—	—	—
Units issued	3,559	1,313	3,300	3,720	4,321
Units redeemed	(159)	(247)	(621)	(113)	—
Ending units	3,400	1,066	2,679	3,607	4,321

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(24)	$228	$1,582	$50	$(677)
Capital gains distributions received	296	10,840	6,579	434	46,240
Net realized gain (loss) on shares redeemed	173	122	(113)	87	750
Net change in unrealized appreciation (depreciation) on investments	883	(5,104)	(13,627)	1,608	(21,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,328	6,086	(5,579)	2,179	24,789

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,579	69,956	98,727	47,136	334,502
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,129)	(1,200)	(2,770)	(1,387)	(7,858)
Net transfers between other subaccounts
or fixed rate option	—	(1,018)	2,542	—	(5,159)
Miscellaneous transactions	—	2	1	—	5
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	43,450	67,740	98,500	45,749	321,490

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,778	73,826	92,921	47,928	346,279

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$44,778	$73,826	$92,921	$47,928	$346,279

Beginning units	—	—	—	—	—
Units issued	3,540	5,339	7,404	3,313	23,441
Units redeemed	(159)	(229)	(207)	(101)	(886)
Ending units	3,381	5,110	7,197	3,212	22,555

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund (Class 1)	American Funds IS The Bond Fund of America (Class 1)	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$1,207	$146	$(1,077)	$(1,155)	$(107)
Capital gains distributions received	10,166	—	—	—	—
Net realized gain (loss) on shares redeemed	(190)	(1)	(85)	486	(1)
Net change in unrealized appreciation (depreciation) on investments	(9,930)	(270)	(12,478)	23,251	(355)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,253	(125)	(13,640)	22,582	(463)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	116,594	17,342	209,869	213,194	24,330
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,008)	(3,259)	(3,505)	(3,543)	—
Net transfers between other subaccounts
or fixed rate option	2,061	—	3,146	(3,211)	—
Miscellaneous transactions	—	—	(1)	2	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	116,647	14,083	209,509	206,442	24,330

TOTAL INCREASE (DECREASE) IN NET ASSETS	117,900	13,958	195,869	229,024	23,867

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$117,900	$13,958	$195,869	$229,024	$23,867

Beginning units	—	—	—	—	—
Units issued	11,273	1,628	13,428	16,645	1,968
Units redeemed	(196)	(307)	(229)	(507)	—
Ending units	11,077	1,321	13,199	16,138	1,968

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Mid-Cap Index Portfolio	Vanguard Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(116)	$(231)	$435	$1,615	$(163)
Capital gains distributions received	—	—	1	1,921	9,028
Net realized gain (loss) on shares redeemed	4	16	(88)	27	(66)
Net change in unrealized appreciation (depreciation) on investments	4,306	6,868	(499)	(2,225)	(10,563)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,194	6,653	(151)	1,338	(1,764)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	136,818	48,660	17,342	116,594	58,297
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(3,261)	(2,013)	(1,005)
Net transfers between other subaccounts
or fixed rate option	—	—	—	1,991	(911)
Miscellaneous transactions	—	—	—	—	1
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	136,818	48,660	14,081	116,572	56,382

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,012	55,313	13,930	117,910	54,618

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$141,012	$55,313	$13,930	$117,910	$54,618

Beginning units	—	—	—	—	—
Units issued	10,063	3,823	1,651	11,409	4,007
Units redeemed	—	—	(311)	(210)	(139)
Ending units	10,063	3,823	1,340	11,199	3,868

***Subaccount became available for investment prior to 2021 but had no activity until 2021.

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

SUBACCOUNT
ClearBridge Variable Dividend Strategy Portfolio (Class I)
1/1/2021***
to
12/31/2021

OPERATIONS
Net investment income (loss)	$151
Capital gains distributions received	1,333
Net realized gain (loss) on shares redeemed	172
Net change in unrealized appreciation (depreciation) on investments	2,723
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,379

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	141,408
Annuity payments	—
Surrenders, withdrawals and death benefits	(4,084)
Net transfers between other subaccounts
or fixed rate option	—
Miscellaneous transactions	—
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	137,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,703

NET ASSETS
Beginning of period	—
End of period	$141,703

Beginning units	—
Units issued	10,941
Units redeemed	(330)
Ending units	10,611

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(59,615)	$(171,414)	$(235,131)	$(232,057)	$(154,225)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	442,434	1,717,465	1,110,691	152,661
Net change in unrealized appreciation (depreciation) on investments	—	554,611	2,584,356	(867,162)	530,702
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,615)	825,631	4,066,690	11,472	529,138

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	87,046	50,336	13,403	36,780	55,582
Annuity payments	(31,584)	(82,772)	(330,725)	(75,150)	(71,711)
Surrenders, withdrawals and death benefits	(1,784,009)	(1,552,060)	(1,978,565)	(2,330,070)	(1,617,183)
Net transfers between other subaccounts
or fixed rate option	1,642,636	186,802	(366,751)	57,261	50,236
Miscellaneous transactions	(1,474)	(253)	(283)	563	597
Other charges	(5,238)	(3,184)	(7,553)	(15,846)	(10,687)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(92,623)	(1,401,131)	(2,670,474)	(2,326,462)	(1,593,166)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(152,238)	(575,500)	1,396,216	(2,314,990)	(1,064,028)

NET ASSETS
Beginning of period	5,543,166	12,761,734	17,364,161	19,106,116	11,776,362
End of period	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334

Beginning units	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883
Units issued	2,169,334	90,886	12,492	133,519	61,860
Units redeemed	(2,238,154)	(554,018)	(627,714)	(859,047)	(346,105)
Ending units	4,551,027	3,863,280	3,289,972	4,160,350	1,982,638

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(401,305)	$(54,026)	$(383,257)	$(71,250)	$(11,513)
Capital gains distributions received	—	—	—	—	59,773
Net realized gain (loss) on shares redeemed	2,025,717	305,138	5,052,164	235,928	27,621
Net change in unrealized appreciation (depreciation) on investments	4,235,244	195,580	7,178,929	616,237	94,610
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,859,656	446,692	11,847,836	780,915	170,491

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,289,691	7,984	24,979	1,388,778	4,998
Annuity payments	(209,747)	(15,842)	(628,217)	—	(29,893)
Surrenders, withdrawals and death benefits	(2,717,654)	(509,795)	(3,889,717)	(521,742)	(183,572)
Net transfers between other subaccounts
or fixed rate option	(871,119)	(60,519)	(1,633,112)	(391,162)	(71,364)
Miscellaneous transactions	(946)	17	(17,625)	397	(9,294)
Other charges	(68,972)	(3,066)	(15,603)	(17,671)	(230)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,421,253	(581,221)	(6,159,295)	458,600	(289,355)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,280,909	(134,529)	5,688,541	1,239,515	(118,864)

NET ASSETS
Beginning of period	32,339,637	4,320,959	25,178,992	7,260,713	1,607,139
End of period	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275

Beginning units	5,676,245	1,262,884	4,496,474	925,004	747,722
Units issued	1,215,050	11,512	49,521	267,547	35,418
Units redeemed	(1,310,360)	(218,419)	(1,037,539)	(253,464)	(169,659)
Ending units	5,580,935	1,055,977	3,508,456	939,087	613,481
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$46,727	$(5,154)	$(45,520)	$(2,045)	$(9,447)
Capital gains distributions received	118,935	1,542,225	428,574	—	56,157
Net realized gain (loss) on shares redeemed	53,631	168,123	416,600	(26,040)	50,421
Net change in unrealized appreciation (depreciation) on investments	(278,261)	(910,555)	632,508	584,441	96,078
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(58,968)	794,639	1,432,162	556,356	193,209

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15	3,647	2,959	1,067	1,057
Annuity payments	(141,836)	(53,370)	(116,883)	(75,301)	(53,945)
Surrenders, withdrawals and death benefits	(427,541)	(886,933)	(964,456)	(428,622)	(159,465)
Net transfers between other subaccounts
or fixed rate option	(80,353)	(135,375)	(276,331)	(36,383)	(8,236)
Miscellaneous transactions	(259)	(9,338)	766	600	—
Other charges	(1,007)	(1,444)	(1,068)	(1,065)	(369)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(650,981)	(1,082,813)	(1,355,013)	(539,704)	(220,958)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(709,949)	(288,174)	77,149	16,652	(27,749)

NET ASSETS
Beginning of period	6,313,544	7,416,914	5,598,237	4,591,201	1,575,854
End of period	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105

Beginning units	1,407,891	2,126,680	1,321,617	1,226,900	368,759
Units issued	30,023	38,193	5,535	20,834	1,034
Units redeemed	(185,778)	(343,705)	(305,083)	(172,479)	(54,735)
Ending units	1,252,136	1,821,168	1,022,069	1,075,255	315,058
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(99,334)	$13,582	$(32,102)	$(44,583)	$(7,237)
Capital gains distributions received	458,860	40,088	308,513	—	28,404
Net realized gain (loss) on shares redeemed	725,192	61,937	5,124	261,433	(43,045)
Net change in unrealized appreciation (depreciation) on investments	792,568	(167,214)	730,062	645,659	113,082
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,877,286	(51,607)	1,011,597	862,509	91,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	39,252	5	26,974	220	—
Annuity payments	(5,352)	(43,835)	(4,612)	(83,850)	—
Surrenders, withdrawals and death benefits	(947,689)	(215,573)	(365,661)	(193,484)	(161,677)
Net transfers between other subaccounts
or fixed rate option	(314,073)	32,589	(133,667)	(72,602)	2,135
Miscellaneous transactions	(14,518)	(208)	(155)	133	5
Other charges	(1,604)	(324)	(480)	(454)	(278)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,243,984)	(227,346)	(477,601)	(350,037)	(159,815)

TOTAL INCREASE (DECREASE) IN NET ASSETS	633,302	(278,953)	533,996	512,472	(68,611)

NET ASSETS
Beginning of period	7,083,922	1,889,528	2,145,256	3,230,596	1,189,425
End of period	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814

Beginning units	1,331,254	430,174	540,942	821,087	507,113
Units issued	41,312	13,996	12,204	3,132	7,036
Units redeemed	(257,507)	(75,909)	(110,857)	(87,418)	(80,459)
Ending units	1,115,059	368,261	442,289	736,801	433,690
The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(6,295)	$(84,767)	$(6,036)	$(108,109)	$(25,970)
Capital gains distributions received	36,973	—	38,969	—	—
Net realized gain (loss) on shares redeemed	36,444	416,200	27,070	949,240	183,600
Net change in unrealized appreciation (depreciation) on investments	63,422	(426,818)	60,874	1,804,112	279,572
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	130,544	(95,385)	120,877	2,645,243	437,202

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,662	—	9,704	1,159
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(66,197)	(698,516)	(59,575)	(753,595)	(232,631)
Net transfers between other subaccounts
or fixed rate option	25,064	51,840	(30,446)	(583,916)	(242,447)
Miscellaneous transactions	—	(435)	(25)	(61)	(125)
Other charges	(62)	(14,542)	(1,029)	(13,867)	(2,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,195)	(649,991)	(91,075)	(1,341,735)	(476,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	89,349	(745,376)	29,802	1,303,508	(39,638)

NET ASSETS
Beginning of period	442,595	7,008,841	527,065	6,881,101	1,844,509
End of period	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871

Beginning units	223,600	1,957,520	193,503	1,596,173	825,908
Units issued	41,240	121,746	612	23,687	3,202
Units redeemed	(63,201)	(333,892)	(36,979)	(314,439)	(197,335)
Ending units	201,639	1,745,374	157,136	1,305,421	631,775
The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(317,269)	$(2,342,112)	$(921,246)	$(353,294)	$(269,249)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,651,574	15,180,762	(4,334,210)	1,513,324	2,371,877
Net change in unrealized appreciation (depreciation) on investments	(2,967,105)	423,640	5,244,176	(618,497)	3,399,142
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,632,800)	13,262,290	(11,280)	541,533	5,501,770

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	946,843	1,532,652	1,423,619	2,365,880	378,972
Annuity payments	(105,214)	(3,886)	(11,842)	—	(6,089)
Surrenders, withdrawals and death benefits	(1,601,852)	(9,005,859)	(4,007,890)	(2,126,981)	(1,051,936)
Net transfers between other subaccounts
or fixed rate option	159,581	(3,511,803)	7,028,677	264,015	(1,256,356)
Miscellaneous transactions	3,756	2,192	2,996	2,660	2,364
Other charges	(212,588)	(1,678,982)	(614,884)	(222,200)	(170,260)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(809,474)	(12,665,686)	3,820,676	283,374	(2,103,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,442,274)	596,604	3,809,396	824,907	3,398,465

NET ASSETS
Beginning of period	30,263,469	167,939,344	77,914,802	32,616,152	20,943,904
End of period	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369

Beginning units	1,279,393	11,393,534	4,341,700	2,021,819	822,193
Units issued	768,162	5,572,068	3,027,304	981,602	503,100
Units redeemed	(802,140)	(6,574,537)	(2,822,636)	(897,168)	(603,597)
Ending units	1,245,415	10,391,065	4,546,368	2,106,253	721,696
The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(116,680)	$(155,187)	$(849,966)	$(421,474)	$(762,491)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(281,398)	(907,552)	8,379,634	(158,653)	12,017,953
Net change in unrealized appreciation (depreciation) on investments	221,908	550,537	9,223,298	103,177	1,272,271
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(176,170)	(512,202)	16,752,966	(476,950)	12,527,733

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,451	131,927	1,292,960	834,153	740,515
Annuity payments	—	—	(6,125)	—	(24,508)
Surrenders, withdrawals and death benefits	(655,981)	(697,652)	(4,722,482)	(2,040,702)	(4,253,474)
Net transfers between other subaccounts
or fixed rate option	1,224,205	(48,132)	(5,434,571)	2,012,675	(6,972,964)
Miscellaneous transactions	6,516	6,195	1,168	1,439	1,643
Other charges	(72,998)	(100,072)	(551,204)	(269,229)	(482,069)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	567,193	(707,734)	(9,420,254)	538,336	(10,990,857)

TOTAL INCREASE (DECREASE) IN NET ASSETS	391,023	(1,219,936)	7,332,712	61,386	1,536,876

NET ASSETS
Beginning of period	9,382,994	15,037,721	66,739,554	38,666,095	58,793,071
End of period	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947

Beginning units	447,919	734,242	2,650,573	1,732,230	1,896,519
Units issued	440,715	620,261	1,246,412	1,211,211	827,670
Units redeemed	(387,330)	(677,716)	(1,642,368)	(1,160,866)	(1,175,661)
Ending units	501,304	676,787	2,254,617	1,782,575	1,548,528
The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(322,481)	$(372,024)	$(278,036)	$(324,843)	$(315,529)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,283,665	(1,003,109)	487,204	576,644	(3,260,468)
Net change in unrealized appreciation (depreciation) on investments	2,003,941	154,647	158,753	(3,141,412)	2,034,706
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,965,125	(1,220,486)	367,921	(2,889,611)	(1,541,291)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,333,129	572,532	3,588,435	508,296	186,001
Annuity payments	—	(5,847)	—	—	—
Surrenders, withdrawals and death benefits	(1,482,722)	(1,353,183)	(3,291,668)	(1,444,118)	(1,399,068)
Net transfers between other subaccounts
or fixed rate option	(1,648,548)	2,142,820	2,598,730	(514,785)	3,428,573
Miscellaneous transactions	(1,787)	624	(32)	159	112
Other charges	(190,753)	(250,286)	(169,138)	(223,778)	(219,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,990,681)	1,106,660	2,726,327	(1,674,226)	1,995,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,974,444	(113,826)	3,094,248	(4,563,837)	454,603

NET ASSETS
Beginning of period	24,748,221	33,971,697	24,433,615	33,140,113	27,207,851
End of period	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454

Beginning units	808,851	1,556,303	2,325,732	1,169,251	2,633,915
Units issued	452,936	1,279,939	1,589,803	642,277	2,589,581
Units redeemed	(487,360)	(1,232,675)	(1,341,214)	(718,256)	(2,467,699)
Ending units	774,427	1,603,567	2,574,321	1,093,272	2,755,797

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(16,457,051)	$(426,846)	$(350,945)	$(2,082,356)	$(10,806,927)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	109,884,171	3,006,766	257,265	11,000,451	65,679,157
Net change in unrealized appreciation (depreciation) on investments	(2,006,517)	660,327	1,802,979	(6,900,568)	4,829,487
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	91,420,603	3,240,247	1,709,299	2,017,527	59,701,717

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,774,185	898,603	58,545	2,830,553	10,469,267
Annuity payments	(180,480)	(5,989)	(5,863)	—	(476)
Surrenders, withdrawals and death benefits	(67,903,549)	(1,918,436)	(1,023,607)	(5,723,887)	(34,149,215)
Net transfers between other subaccounts
or fixed rate option	(12,165,971)	(212,383)	1,392,966	344,796	3,471,393
Miscellaneous transactions	52,262	32	2,737	822	42,908
Other charges	(12,260,222)	(284,172)	(237,630)	(1,605,043)	(7,347,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(81,683,775)	(1,522,345)	187,148	(4,152,759)	(27,514,070)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,736,828	1,717,902	1,896,447	(2,135,232)	32,187,647

NET ASSETS
Beginning of period	1,195,684,088	36,538,250	26,684,084	151,270,095	763,571,333
End of period	$1,205,420,916	$38,256,152	$28,580,531	$149,134,863	$795,758,980

Beginning units	66,786,868	1,614,585	1,837,297	10,000,155	41,083,525
Units issued	28,030,507	886,370	1,435,994	5,885,158	20,242,519
Units redeemed	(34,197,109)	(972,600)	(1,522,877)	(6,521,071)	(23,055,836)
Ending units	60,620,266	1,528,355	1,750,414	9,364,242	38,270,208
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM® Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,735,616)	$(10,748,563)	$(6,987,611)	$(5,324,414)	$(14,900,860)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,156,980	66,829,924	36,228,946	30,259,601	48,217,019
Net change in unrealized appreciation (depreciation) on investments	(10,288,608)	2,045,554	399,872	(9,447,175)	(25,138,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,132,756	58,126,915	29,641,207	15,488,012	8,177,340

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,486,572	7,653,786	7,619,759	3,223,803	7,810,696
Annuity payments	(68,213)	(330,520)	(366,568)	(100,660)	(9,770)
Surrenders, withdrawals and death benefits	(20,930,808)	(42,512,599)	(40,892,856)	(20,120,386)	(69,452,002)
Net transfers between other subaccounts
or fixed rate option	6,707,289	(3,387,237)	18,042,172	(792,193)	3,075,589
Miscellaneous transactions	2,271	28,010	8,764	47,800	(3,182)
Other charges	(2,131,310)	(7,285,259)	(4,822,457)	(3,962,068)	(11,511,716)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,934,199)	(45,833,819)	(20,411,186)	(21,703,704)	(70,090,385)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,801,443)	12,293,096	9,230,021	(6,215,692)	(61,913,045)

NET ASSETS
Beginning of period	271,525,344	762,061,024	475,783,265	394,717,531	1,168,279,487
End of period	$257,723,901	$774,354,120	$485,013,286	$388,501,839	$1,106,366,442

Beginning units	19,466,804	43,886,605	31,602,913	25,119,485	65,524,882
Units issued	12,868,463	15,374,791	12,022,854	12,619,210	42,155,223
Units redeemed	(14,386,310)	(18,829,198)	(13,627,553)	(14,732,751)	(48,461,415)
Ending units	17,948,957	40,432,198	29,998,214	23,005,944	59,218,690
The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(8,930,496)	$(1,364,022)	$(416,897)	$(357,633)	$(2,619,329)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	71,105,758	18,887,025	—	3,306,096	13,013,883
Net change in unrealized appreciation (depreciation) on investments	(24,359,461)	14,546,395	—	7,396,703	347,946
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,815,801	32,069,398	(416,897)	10,345,166	10,742,500

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,961,036	5,072,310	7,582,135	766,380	3,935,751
Annuity payments	(183,939)	—	—	—	(70,383)
Surrenders, withdrawals and death benefits	(38,316,873)	(6,711,943)	(77,798,047)	(1,920,471)	(15,502,947)
Net transfers between other subaccounts
or fixed rate option	(6,107,724)	(10,337,558)	100,947,437	(2,992,018)	10,916,368
Miscellaneous transactions	26,093	6,634	(721)	(1,117)	3,262
Other charges	(6,659,863)	(856,658)	(265,480)	(219,034)	(1,708,414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(46,281,270)	(12,827,215)	30,465,324	(4,366,260)	(2,426,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,465,469)	19,242,183	30,048,427	5,978,906	8,316,137

NET ASSETS
Beginning of period	658,748,852	106,330,247	23,074,155	27,923,218	191,074,981
End of period	$650,283,383	$125,572,430	$53,122,582	$33,902,124	$199,391,118

Beginning units	36,239,627	3,187,195	2,483,844	1,037,796	15,500,039
Units issued	16,320,279	1,475,273	9,836,326	533,015	8,824,584
Units redeemed	(19,826,642)	(1,721,024)	(6,665,135)	(667,607)	(9,119,151)
Ending units	32,733,264	2,941,444	5,655,035	903,204	15,205,472
The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(155,260)	$(286,650)	$(5,926,725)	$(1,649,308)	$(109,821)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(435,077)	2,180,371	140,909,247	6,550,606	274,691
Net change in unrealized appreciation (depreciation) on investments	182,167	3,792,759	(2,144,124)	2,330,499	(487,909)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(408,170)	5,686,480	132,838,398	7,231,797	(323,039)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	284,563	933,350	—	1,775,452	354,006
Annuity payments	—	—	(13,742)	—	(6,053)
Surrenders, withdrawals and death benefits	(763,991)	(1,559,569)	(19,883,928)	(8,801,039)	(352,463)
Net transfers between other subaccounts
or fixed rate option	811,670	(1,108,708)	(132,899,904)	9,312,905	932,706
Miscellaneous transactions	(50)	(3,002)	(39,662)	34	(400)
Other charges	(98,786)	(208,677)	(5,501,631)	(1,120,446)	(67,803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	233,406	(1,946,606)	(158,338,867)	1,166,906	859,993

TOTAL INCREASE (DECREASE) IN NET ASSETS	(174,764)	3,739,874	(25,500,469)	8,398,703	536,954

NET ASSETS
Beginning of period	14,999,156	24,731,561	109,751,462	128,739,295	8,790,411
End of period	$14,824,392	$28,471,435	$84,250,993	$137,137,998	$9,327,365

Beginning units	1,154,347	1,444,099	7,403,926	9,418,388	489,964
Units issued	677,975	822,037	246,287,881	5,317,212	423,265
Units redeemed	(673,590)	(974,696)	(248,785,480)	(5,373,944)	(361,052)
Ending units	1,158,732	1,291,440	4,906,327	9,361,656	552,177
The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(332,976)	$(391,830)	$(5,544,819)	$(3,109,391)	$(2,947,270)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,932,238)	(203,288)	32,567,203	18,344,071	11,004,522
Net change in unrealized appreciation (depreciation) on investments	4,337,868	1,347,408	7,142,803	4,011,857	1,662,078
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,072,654	752,290	34,165,187	19,246,537	9,719,330

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	125,124	524,219	2,375,121	2,429,917	2,852,065
Annuity payments	(11,582)	(5,814)	(147,228)	—	(76,403)
Surrenders, withdrawals and death benefits	(1,057,762)	(1,770,063)	(22,863,319)	(9,329,709)	(11,970,843)
Net transfers between other subaccounts
or fixed rate option	5,805,763	3,313,126	(3,669,853)	(3,058,883)	987,485
Miscellaneous transactions	933	1,262	15,166	2,966	3,089
Other charges	(251,670)	(263,872)	(4,389,787)	(2,441,391)	(2,391,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,610,806	1,798,858	(28,679,900)	(12,397,100)	(10,596,331)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,683,460	2,551,148	5,485,287	6,849,437	(877,001)

NET ASSETS
Beginning of period	25,713,559	34,288,722	406,369,627	231,136,216	220,936,202
End of period	$32,397,019	$36,839,870	$411,854,914	$237,985,653	$220,059,201

Beginning units	2,445,952	1,474,662	26,974,702	14,054,368	16,100,311
Units issued	3,002,967	1,226,310	13,022,233	8,440,199	10,233,798
Units redeemed	(2,494,890)	(1,127,687)	(15,739,980)	(9,532,838)	(11,412,394)
Ending units	2,954,029	1,573,285	24,256,955	12,961,729	14,921,715
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(6,009)	$(482)	$(2,193)	$(4,770)	$(4,071)
Capital gains distributions received	157,500	686	20,622	47,756	7,425
Net realized gain (loss) on shares redeemed	10,161	(7,957)	19,099	7,391	(21,917)
Net change in unrealized appreciation (depreciation) on investments	(57,093)	23,862	(44,323)	(5,781)	52,418
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	104,559	16,109	(6,795)	44,596	33,855

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,746	—	—	10,000	10,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,868)	(993)	(325)	(20,301)	(20,995)
Net transfers between other subaccounts
or fixed rate option	47,557	(6,561)	(12,024)	24,763	36,019
Miscellaneous transactions	—	—	(11)	(5)	—
Other charges	(3,557)	(699)	(2,837)	(3,141)	(2,906)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	44,878	(8,253)	(15,197)	11,316	22,118

TOTAL INCREASE (DECREASE) IN NET ASSETS	149,437	7,856	(21,992)	55,912	55,973

NET ASSETS
Beginning of period	387,423	72,737	337,907	357,469	352,060
End of period	$536,860	$80,593	$315,915	$413,381	$408,033

Beginning units	13,672	3,481	21,881	12,908	16,860
Units issued	7,390	2,112	6,923	4,287	14,051
Units redeemed	(5,937)	(2,605)	(6,042)	(4,358)	(13,924)
Ending units	15,125	2,988	22,762	12,837	16,987
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,519)	$(2,610)	$219	$(1,339)	$(2,599)
Capital gains distributions received	8,761	20,775	4,248	10,105	23,670
Net realized gain (loss) on shares redeemed	(23,676)	(56,374)	(21)	(20,030)	(38,243)
Net change in unrealized appreciation (depreciation) on investments	18,714	15,097	(12,491)	9,928	6,017
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,280	(23,112)	(8,045)	(1,336)	(11,155)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,524)	(4,589)	—	(1,820)	(4,738)
Net transfers between other subaccounts
or fixed rate option	(28,112)	(54,160)	23,929	(44,274)	(14,346)
Miscellaneous transactions	(20)	(5)	—	(18)	(14)
Other charges	(1,049)	(2,227)	(1,234)	(754)	(1,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,705)	(60,981)	22,695	(46,866)	(20,679)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,425)	(84,093)	14,650	(48,202)	(31,834)

NET ASSETS
Beginning of period	139,954	316,058	136,712	135,042	228,181
End of period	$111,529	$231,965	$151,362	$86,840	$196,347

Beginning units	6,611	16,618	8,688	5,841	11,524
Units issued	3,701	12,927	3,178	1,883	7,000
Units redeemed	(5,878)	(17,514)	(1,448)	(4,469)	(8,550)
Ending units	4,434	12,031	10,418	3,255	9,974

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(129)	$376	$(3,347)	$(596)	$(454,775)
Capital gains distributions received	—	40,242	21,829	26,559	—
Net realized gain (loss) on shares redeemed	(1,542)	(2,479)	(6,751)	(20,926)	7,130,943
Net change in unrealized appreciation (depreciation) on investments	1,753	(41,114)	39,521	(20,416)	8,868,828
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	82	(2,975)	51,252	(15,379)	15,544,996

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	10,000	—	2,349,907
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(2,653)	(21,466)	(1,955)	(1,589,129)
Net transfers between other subaccounts
or fixed rate option	2,297	39,000	(11,790)	(3,540)	(52,077)
Miscellaneous transactions	—	—	(31)	(36)	(175)
Other charges	(228)	(1,595)	(2,518)	(1,752)	(280,965)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,069	34,752	(25,805)	(7,283)	427,561

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,151	31,777	25,447	(22,662)	15,972,557

NET ASSETS
Beginning of period	22,980	159,406	230,721	239,676	32,554,732
End of period	$25,131	$191,183	$256,168	$217,014	$48,527,289

Beginning units	1,902	8,762	9,323	14,127	1,133,491
Units issued	786	4,737	4,606	7,207	838,226
Units redeemed	(642)	(2,571)	(5,895)	(8,323)	(765,710)
Ending units	2,046	10,928	8,034	13,011	1,206,007
The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2021	Allspring VT International Equity Fund (Class 1)	Allspring VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(186,833)	$184	$(9,931)	$(59,073)	$(464,217)
Capital gains distributions received	—	—	45,855	—	—
Net realized gain (loss) on shares redeemed	137,429	(21,447)	27,946	205,154	1,119,433
Net change in unrealized appreciation (depreciation) on investments	113,046	21,410	146,344	(64,332)	7,529,959
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	63,642	147	210,214	81,749	8,185,175

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	11,649,102
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,373,806)	(31,763)	(79,096)	(279,488)	(1,860,199)
Net transfers between other subaccounts
or fixed rate option	9,105,956	2,489	—	(796,067)	(2,619,668)
Miscellaneous transactions	58	728	(209)	(16)	2,461
Other charges	(1,867)	(25)	—	(1,030)	(342,632)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,730,341	(28,571)	(79,305)	(1,076,601)	6,829,064

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,793,983	(28,424)	130,909	(994,852)	15,014,239

NET ASSETS
Beginning of period	4,076,336	49,933	557,701	3,322,718	66,031,276
End of period	$11,870,319	$21,509	$688,610	$2,327,866	$81,045,515

Beginning units	322,365	2,849	104,446	283,851	4,023,949
Units issued	951,643	189	—	177,226	1,247,562
Units redeemed	(352,211)	(1,847)	(12,980)	(270,768)	(471,090)
Ending units	921,797	1,191	91,466	190,309	4,800,421
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,074,956)	$(1,331)	$(418,669)	$(12,187)	$(1,045,405)
Capital gains distributions received	—	9,967	—	—	—
Net realized gain (loss) on shares redeemed	8,041,498	10,585	1,259,427	10,577	1,549,843
Net change in unrealized appreciation (depreciation) on investments	(4,315,425)	5,488	1,126,154	25,257	3,890,333
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,651,117	24,709	1,966,912	23,647	4,394,771

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,151,629	—	3,810,230	—	4,945,783
Annuity payments	(9,451)	—	—	—	—
Surrenders, withdrawals and death benefits	(8,549,468)	(42,075)	(2,694,267)	(17,109)	(3,343,986)
Net transfers between other subaccounts
or fixed rate option	2,315,120	—	6,369,143	(10,763)	3,705,463
Miscellaneous transactions	1,742	282	652	—	(4,090)
Other charges	(1,575,861)	(11)	(291,809)	(260)	(875,165)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,666,289)	(41,804)	7,193,949	(28,132)	4,428,005

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,015,172)	(17,095)	9,160,861	(4,485)	8,822,776

NET ASSETS
Beginning of period	155,802,514	164,146	35,623,059	543,471	75,360,742
End of period	$151,787,342	$147,051	$44,783,920	$538,986	$84,183,518

Beginning units	11,474,268	6,474	2,968,124	53,583	4,961,321
Units issued	6,636,291	—	1,994,297	5,827	4,104,129
Units redeemed	(7,294,895)	(1,612)	(1,358,640)	(8,500)	(3,948,616)
Ending units	10,815,664	4,862	3,603,781	50,910	5,116,834
The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(7,203)	$(226,200)	$(18,959)	$(209,242)	$(43,817,148)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,169	408,498	155,122	663,082	13,263,543
Net change in unrealized appreciation (depreciation) on investments	70,953	272,521	(65,699)	(219,950)	264,606,061
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	72,919	454,819	70,464	233,890	234,052,456

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	170,857	1,126,424	—	578,544	217,146,540
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(53,884)	(1,005,470)	(164,593)	(833,010)	(121,981,437)
Net transfers between other subaccounts
or fixed rate option	124,565	2,146,084	(761,338)	1,856,053	—
Miscellaneous transactions	81	(412)	3	1,344	(6,038)
Other charges	(5,066)	(147,545)	(237)	(128,773)	(264,186)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	236,553	2,119,081	(926,165)	1,474,158	94,894,879

TOTAL INCREASE (DECREASE) IN NET ASSETS	309,472	2,573,900	(855,701)	1,708,048	328,947,335

NET ASSETS
Beginning of period	1,034,780	20,655,454	1,098,051	17,385,877	2,116,571,955
End of period	$1,344,252	$23,229,354	$242,350	$19,093,925	$2,445,519,290

Beginning units	89,112	1,033,296	107,375	893,894	174,543,032
Units issued	31,187	744,062	152,713	652,524	11,935,016
Units redeemed	(10,494)	(601,842)	(237,806)	(574,485)	(3,999,120)
Ending units	109,805	1,175,516	22,282	971,933	182,478,928
The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(21,772)	$(11,553)	$(3,222,878)	$(84,028)	$(111,428)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,742	115,966	(6,131,008)	233,497	327,998
Net change in unrealized appreciation (depreciation) on investments	485,893	(47,696)	25,192,787	2,689,071	1,870,459
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	491,863	56,717	15,838,901	2,838,540	2,087,029

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	707,695	—	13,817,350	840,482	2,373,553
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(104,362)	(111,135)	(3,885,151)	(434,107)	(510,848)
Net transfers between other subaccounts
or fixed rate option	2,051,488	(442,399)	10,517,919	3,823,374	2,865,096
Miscellaneous transactions	314	—	(7,445)	631	54
Other charges	(11,553)	(202)	(2,941,605)	(76,711)	(104,600)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,643,582	(553,736)	17,501,068	4,153,669	4,623,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,135,445	(497,019)	33,339,969	6,992,209	6,710,284

NET ASSETS
Beginning of period	1,804,267	718,971	244,962,775	10,229,046	15,829,465
End of period	$4,939,712	$221,952	$278,302,744	$17,221,255	$22,539,749

Beginning units	95,655	61,906	16,860,533	714,650	1,170,474
Units issued	191,284	149,044	15,778,814	463,873	623,274
Units redeemed	(20,276)	(193,606)	(15,548,021)	(109,035)	(205,370)
Ending units	266,663	17,344	17,091,326	1,069,488	1,588,378
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Franklin 85/15 Diversified Allocation Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(668,232)	$(88,947)	$(36,586)	$(6,770)	$52,767
Capital gains distributions received	—	—	—	—	424,931
Net realized gain (loss) on shares redeemed	(2,044,832)	1,091,318	13,099	(6,171)	33,553
Net change in unrealized appreciation (depreciation) on investments	2,885,332	(383,831)	230,327	102,016	742,631
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	172,268	618,540	206,840	89,075	1,253,882

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,816,849	—	335,476	217,604	1,270,739
Annuity payments	(5,884)	—	—	—	—
Surrenders, withdrawals and death benefits	(970,736)	(220,382)	(218,271)	(43,944)	(263,642)
Net transfers between other subaccounts
or fixed rate option	1,385,737	(9,161,220)	22,933,405	20,198	266,789
Miscellaneous transactions	11,062	54	(62)	396	515
Other charges	(615,362)	(266)	(28,448)	(6,461)	(32,942)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,621,666	(9,381,814)	23,022,100	187,793	1,241,459

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,793,934	(8,763,274)	23,228,940	276,868	2,495,341

NET ASSETS
Beginning of period	53,391,583	10,189,255	861,408	1,085,455	5,332,212
End of period	$55,185,517	$1,425,981	$24,090,348	$1,362,323	$7,827,553

Beginning units	4,211,030	977,547	75,864	94,335	427,246
Units issued	3,833,208	239,685	2,208,627	28,228	160,094
Units redeemed	(3,879,648)	(1,091,312)	(56,586)	(9,065)	(54,281)
Ending units	4,164,590	125,920	2,227,905	113,498	533,059
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$63,751	$(38,180)	$49	$(3,267)	$(9,190)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(43,997)	808,745	21,050	152,307	292,777
Net change in unrealized appreciation (depreciation) on investments	50,007	(413,054)	11,220	(92,611)	(96,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	69,761	357,511	32,319	56,429	187,280

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	384,282	—	346	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(191,742)	(202,462)	(82,498)	—	(1,584,635)
Net transfers between other subaccounts
or fixed rate option	(88,714)	(4,044,798)	(50,159)	(1,118,220)	(2,604,439)
Miscellaneous transactions	5,505	103	—	(10)	9
Other charges	(14,087)	(747)	(906)	(128)	(22)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	95,244	(4,247,904)	(133,217)	(1,118,358)	(4,189,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,005	(3,890,393)	(100,898)	(1,061,929)	(4,001,807)

NET ASSETS
Beginning of period	2,482,236	5,539,254	484,541	1,061,929	4,001,807
End of period	$2,647,241	$1,648,861	$383,643	$—	$—

Beginning units	198,648	531,908	36,732	100,738	376,784
Units issued	65,044	254,361	309	868	16,017
Units redeemed	(55,591)	(642,380)	(10,865)	(101,606)	(392,801)
Ending units	208,101	143,889	26,176	—	—

The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,084,711)	$(286,498)	$(474,018)	$(319,702)	$(3,582)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,378,575)	1,164,380	(2,546,773)	(783,544)	(33,846)
Net change in unrealized appreciation (depreciation) on investments	15,358,915	502,797	7,380,556	4,043,685	88,313
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,895,629	1,380,679	4,359,765	2,940,439	50,885

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,927,351	—	10,785,067	7,000,476	859,027
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,083,308)	(1,953,168)	(299,245)	(207,185)	(149)
Net transfers between other subaccounts
or fixed rate option	(952,492)	8,200,687	311,788	423,143	(431,406)
Miscellaneous transactions	1,610	482	4,115	(1,311)	3
Other charges	(958,027)	(5,018)	(402,634)	(233,385)	(2,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,935,134	6,242,983	10,399,091	6,981,738	424,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,830,763	7,623,662	14,758,856	9,922,177	475,861

NET ASSETS
Beginning of period	74,239,429	1,942,445	27,462,520	18,354,476	8,576
End of period	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437

Beginning units	6,508,627	173,249	2,254,409	1,561,045	833
Units issued	5,359,739	2,572,707	2,972,953	1,447,284	107,848
Units redeemed	(4,939,931)	(1,986,690)	(2,256,325)	(900,594)	(67,090)
Ending units	6,928,435	759,266	2,971,037	2,107,735	41,591
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
	1/2/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(87,745)	$(85)	$(61)	$(1,794)	$(745)
Capital gains distributions received	—	99	—	—	10,621
Net realized gain (loss) on shares redeemed	30,066	1,349	5	705	(833)
Net change in unrealized appreciation (depreciation) on investments	(100,273)	12,486	5,712	120,782	51,824
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(157,952)	13,849	5,656	119,693	60,867

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	131,501	50,712	916,277	365,953
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(259,745)	(6,025)	—	(1,738)	(4,007)
Net transfers between other subaccounts
or fixed rate option	10,806,878	77,287	(3)	475,465	19,951
Miscellaneous transactions	(24)	(337)	—	(2,710)	360
Other charges	(82)	(135)	(10)	(1,325)	(607)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,547,027	202,291	50,699	1,385,969	381,650

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,389,075	216,140	56,355	1,505,662	442,517

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$10,389,075	$216,140	$56,355	$1,505,662	$442,517

Beginning units	—	—	—	—	—
Units issued	1,300,965	21,588	4,159	115,171	36,940
Units redeemed	(364,525)	(5,551)	(1)	(12,130)	(7,004)
Ending units	936,440	16,037	4,158	103,041	29,936

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(309)	$(82)	$1,148	$3,326	$1,790
Capital gains distributions received	4,335	107	—	5,659	3,112
Net realized gain (loss) on shares redeemed	105	13	4,550	329	366
Net change in unrealized appreciation (depreciation) on investments	33,104	7,893	23,408	31,268	52,914
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,235	7,931	29,106	40,582	58,182

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	71,543	114,871	1,223,096	426,557	370,882
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(348)	(994)	(6,358)	(29,287)	(3,620)
Net transfers between other subaccounts
or fixed rate option	98,575	255	569,749	80,437	277,952
Miscellaneous transactions	569	140	63	268	194
Other charges	(216)	(26)	(1,970)	(569)	(584)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	170,123	114,246	1,784,580	477,406	644,824

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,358	122,177	1,813,686	517,988	703,006

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$207,358	$122,177	$1,813,686	$517,988	$703,006

Beginning units	—	—	—	—	—
Units issued	12,452	9,494	251,664	53,032	58,263
Units redeemed	(56)	(83)	(82,671)	(9,850)	(421)
Ending units	12,396	9,411	168,993	43,182	57,842

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)	American Funds IS The Bond Fund of America (Class 4)	American Funds IS Capital World Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$6,595	$2,247	$2,370	$317	$(18)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34	107	—	3,458	1
Net change in unrealized appreciation (depreciation) on investments	27,446	17,805	(128)	7,743	1,800
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	34,075	20,159	2,242	11,518	1,783

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	441,032	143,990	114,204	27,823	35,431
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(17,495)	(1,428)	(303)	(33,813)	—
Net transfers between other subaccounts
or fixed rate option	406,229	83,504	130,714	49,779	2,606
Miscellaneous transactions	—	—	—	—	308
Other charges	(240)	(26)	(172)	(32)	(11)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	829,526	226,040	244,443	43,757	38,334

TOTAL INCREASE (DECREASE) IN NET ASSETS	863,601	246,199	246,685	55,275	40,117

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$863,601	$246,199	$246,685	$55,275	$40,117

Beginning units	—	—	—	—	—
Units issued	82,178	22,273	24,399	7,907	3,223
Units redeemed	(2,786)	(136)	(47)	(3,038)	(0)(1)
Ending units	79,392	22,137	24,352	4,869	3,223
*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,489)	$2,062	$36	$(180)	$1,116
Capital gains distributions received	—	—	—	—	11,922
Net realized gain (loss) on shares redeemed	1,295	506	7	294	2
Net change in unrealized appreciation (depreciation) on investments	195,149	13,764	5,622	19,129	(1,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	194,955	16,332	5,665	19,243	11,115

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	371,976	133,480	30,352	143,950	54,001
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,117)	(2,903)	—	(2,352)	—
Net transfers between other subaccounts
or fixed rate option	1,361,022	203,071	—	87,981	125,829
Miscellaneous transactions	(28)	(898)	—	23	188
Other charges	(1,107)	(195)	(25)	(127)	(29)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,722,746	332,555	30,327	229,475	179,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,917,701	348,887	35,992	248,718	191,104

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$1,917,701	$348,887	$35,992	$248,718	$191,104

Beginning units	—	—	—	—	—
Units issued	157,872	37,967	3,005	25,640	17,019
Units redeemed	(1,198)	(6,429)	(2)	(4,786)	(3)
Ending units	156,674	31,538	3,003	20,854	17,016

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$381	$(122)	$636	$(184)	$11,254
Capital gains distributions received	—	9,198	4,214	9,719	181
Net realized gain (loss) on shares redeemed	4	4	3,050	4	1,926
Net change in unrealized appreciation (depreciation) on investments	3,744	(2,199)	7,954	4,484	73,915
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,129	6,881	15,854	14,023	87,276

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,760	50,236	145,923	42,524	1,119,689
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(2,981)	—	—
Net transfers between other subaccounts
or fixed rate option	—	86,431	17,554	155,604	347,609
Miscellaneous transactions	—	—	(2,237)	9	(399)
Other charges	(3)	(155)	—	(86)	(255)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,757	136,512	158,259	198,051	1,466,644

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,886	143,393	174,113	212,074	1,553,920

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$35,886	$143,393	$174,113	$212,074	$1,553,920

Beginning units	—	—	—	—	—
Units issued	3,189	12,377	21,907	18,606	144,186
Units redeemed	(0)(1)	(13)	(6,456)	(8)	(5,046)
Ending units	3,189	12,364	15,451	18,598	139,140

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,864)	$(990)	$4,293	$987
Capital gains distributions received	967	11,262	16,723	645
Net realized gain (loss) on shares redeemed	(1,961)	1,720	89	5
Net change in unrealized appreciation (depreciation) on investments	94,123	113,289	21,443	7,400
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	91,265	125,281	42,548	9,037

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	748,658	161,054	284,674	50,840
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(5,930)	(29,921)	(6,403)	—
Net transfers between other subaccounts
or fixed rate option	1,366,028	1,132,896	1,319,968	—
Miscellaneous transactions	—	325	138	—
Other charges	(1,309)	(831)	(854)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,107,447	1,263,523	1,597,523	50,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,198,712	1,388,804	1,640,071	59,877

NET ASSETS
Beginning of period	—	—	—	—
End of period	$2,198,712	$1,388,804	$1,640,071	$59,877

Beginning units	—	—	—	—
Units issued	205,915	114,829	150,971	5,206
Units redeemed	(5,765)	(2,581)	(453)	—
Ending units	200,150	112,248	150,518	5,206

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A103

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2021

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Select	Strategic Partners Advisor
Prudential Defined Income Annuity	Strategic Partners FlexElite
Prudential MyRock Advisor New York Variable Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3
The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio	MFS® Growth Series (Initial Class)
(Class I) (formerly Prudential Government Money Market	American Century VP Value Fund (Class I)
Portfolio (Class I))	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
PSF PGIM Total Return Bond Portfolio	PSF PGIM Jennison Focused Blend Portfolio (Class I)
(Class I) (formerly Prudential Diversified Bond Portfolio)	(formerly Prudential Jennison 20/20 Focus Portfolio (Class I))
PSF PGIM Jennison Blend Portfolio (Class I)	Davis Value Portfolio
(formerly Prudential Equity Portfolio (Class I))	AB VPS Large Cap Growth Portfolio (Class B)
PSF PGIM Jennison Value Portfolio (Class I)	PSF Small-Cap Value Portfolio (Class I)
(formerly Prudential Value Portfolio (Class I))	(formerly Prudential SP Small Cap Value Portfolio (Class I))
PSF PGIM High Yield Bond Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
(formerly Prudential High Yield Bond Portfolio)	PSF Mid-Cap Growth Portfolio (Class I) (formerly SP
PSF Stock Index Portfolio (Class I)	Prudential U.S. Emerging Growth Portfolio (Class I))
(formerly Prudential Stock Index Portfolio)	PSF International Growth Portfolio (Class I) (formerly Prudential
PSF Global Portfolio (Class I)	SP International Growth Portfolio (Class I))
(formerly Prudential Global Portfolio)	AST Cohen & Steers Realty Portfolio
PSF PGIM Jennison Growth Portfolio (Class I)	AST J.P. Morgan Tactical Preservation Portfolio (formerly
(formerly Prudential Jennison Portfolio (Class I))	AST J.P. Morgan Strategic Opportunities Portfolio)
PSF Small-Cap Stock Index Portfolio (Class I)	AST T. Rowe Price Large-Cap Value Portfolio
(formerly Prudential Small Capitalization Stock Portfolio)	AST High Yield Portfolio
T. Rowe Price International Stock Portfolio	AST Small-Cap Growth Opportunities Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Class)	AST WEDGE Capital Mid-Cap Value Portfolio*
Invesco V.I. Core Equity Fund (Series I)	AST Small-Cap Value Portfolio
Janus Henderson VIT Research Portfolio (Institutional Shares)	AST Mid-Cap Growth Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	AST Hotchkis & Wiley Large-Cap Value Portfolio
MFS® Research Series (Initial Class)	AST Loomis Sayles Large-Cap Growth Portfolio
A104

Note 1:    General (continued)

AST MFS Growth Portfolio	AST MFS Growth Allocation Portfolio
AST Mid-Cap Value Portfolio (formerly AST	AST Western Asset Emerging Markets Debt Portfolio
Neuberger Berman/LSV Mid-Cap Value Portfolio)	AST MFS Large-Cap Value Portfolio
AST BlackRock Low Duration Bond Portfolio	AST Bond Portfolio 2024****
AST QMA US Equity Alpha Portfolio*	AST ClearBridge Dividend Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio	AST Multi-Sector Fixed Income Portfolio
AST T. Rowe Price Asset Allocation Portfolio	AST Large-Cap Core Portfolio
AST MFS Global Equity Portfolio	AST Bond Portfolio 2025
AST J.P. Morgan International Equity Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Wellington Management Hedged Equity Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST Capital Growth Asset Allocation Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
AST Balanced Asset Allocation Portfolio	(formerly AST Legg Mason Diversified Growth Portfolio)
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2026
AST Fidelity Institutional AM® Quantitative Portfolio*	AST Global Bond Portfolio
AST Prudential Growth Allocation Portfolio	AST QMA International Core Equity Portfolio
AST Advanced Strategies Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
AST T. Rowe Price Large-Cap Growth Portfolio	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
AST Government Money Market Portfolio	AST Bond Portfolio 2027
AST Small-Cap Growth Portfolio	NVIT Emerging Markets Fund (Class D)
AST BlackRock/Loomis Sayles Bond Portfolio	AST Bond Portfolio 2028
AST International Value Portfolio	AST Bond Portfolio 2029**
AST International Growth Portfolio	AST American Funds Growth Allocation Portfolio
AST Investment Grade Bond Portfolio	AST Bond Portfolio 2030
AST Western Asset Core Plus Bond Portfolio	AST BlackRock 80/20 Target Allocation ETF Portfolio
AST Cohen & Steers Global Realty Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
AST Emerging Markets Equity Portfolio	AST Dimensional Global Core Allocation Portfolio***
AST Goldman Sachs Small-Cap Value Portfolio	AST Bond Portfolio 2031
AST AllianzGI World Trends Portfolio	MFS® International Growth Portfolio (Service Shares)
AST J.P. Morgan Global Thematic Portfolio	MFS® Massachusetts Investors Growth Stock
AST Goldman Sachs Multi-Asset Portfolio*	Portfolio (Service Shares)
ProFund VP Consumer Services	MFS® Technology Portfolio (Service Shares)
ProFund VP Consumer Goods	MFS® Mid Cap Growth Series (Service Shares)
ProFund VP Financials	MFS® New Discovery Series (Service Shares)
ProFund VP Health Care	MFS® Research Series (Service Shares)
ProFund VP Industrials	MFS® Total Return Bond Series (Service Shares)
ProFund VP Mid-Cap Growth	MFS® Total Return Series (Service Shares)
ProFund VP Mid-Cap Value	MFS® Utilities Series (Service Shares)
ProFund VP Real Estate	American Funds IS Asset Allocation Fund (Class 4)
ProFund VP Small-Cap Growth	American Funds IS Washington Mutual Investors Fund (Class 4)
ProFund VP Small-Cap Value	(formerly American Funds IS Blue Chip Income and
ProFund VP Telecommunications	Growth Fund (Class 4))
ProFund VP Utilities	American Funds IS The Bond Fund of America (Class 4)
ProFund VP Large-Cap Growth	(formerly American Funds IS Bond Fund (Class 4))
ProFund VP Large-Cap Value	American Funds IS Capital World Growth and Income Fund
AST Jennison Large-Cap Growth Portfolio	(Class 4) (formerly American Funds IS Global Growth
AST Bond Portfolio 2021***	and Income Fund (Class 4))
Allspring VT International Equity Fund (Class 1) (formerly	American Funds IS Global Small Capitalization Fund (Class 4)
Wells Fargo VT International Equity Fund (Class 1))	American Funds IS Growth Fund (Class 4)
Allspring VT Omega Growth Fund (Class 1) (formerly	American Funds IS Growth-Income Fund (Class 4)
Wells Fargo VT Omega Growth Fund (Class 1))	American Funds IS International Fund (Class 4)
AST Bond Portfolio 2022	American Funds IS New World Fund® (Class 4)
AST Quantitative Modeling Portfolio	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
AST BlackRock Global Strategies Portfolio	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
Allspring VT Opportunity Fund (Class 1) (formerly Wells Fargo	BlackRock Capital Appreciation V.I. Fund (Class III)
VT Opportunity Fund (Class 1))	BlackRock Equity Dividend V.I. Fund (Class III)
AST Prudential Core Bond Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
AST Bond Portfolio 2023	Fidelity® VIP Balanced Portfolio (Service Class 2)
A105

Note 1:    General (continued)

Fidelity® VIP Contrafund® Portfolio (Service Class 2)	BlackRock Equity Dividend V.I. Fund (Class I)**
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	BlackRock Global Allocation V.I. Fund (Class I)**
Fidelity® VIP Health Care Portfolio (Service Class 2)	PSF PGIM 50/50 Balanced Portfolio (Class I)**
BlackRock Basic Value V.I. Fund (Class III)	DFA VA Global Bond Portfolio**
AST Bond Portfolio 2032	DFA VA Global Moderate Allocation Portfolio**
PSF Global Portfolio (Class III)	DFA VA International Small Portfolio**
PSF Mid-Cap Growth Portfolio (Class III)	DFA VA International Value Portfolio**
PSF Natural Resources Portfolio (Class III)	DFA VA Short-Term Fixed Portfolio**
PSF PGIM 50/50 Balanced Portfolio (Class III)	DFA VA U.S. Large Value Portfolio**
PSF PGIM Flexible Managed Portfolio (Class III)	Fidelity® VIP Balanced Portfolio (Initial Class)**
PSF PGIM Government Income Portfolio (Class III)	Fidelity® VIP Consumer Discretionary Portfolio
PSF PGIM High Yield Bond Portfolio (Class III)	(Initial Class)**
PSF PGIM Jennison Blend Portfolio (Class III)	Fidelity® VIP Contrafund® Portfolio (Initial Class)**
PSF PGIM Jennison Focused Blend Portfolio (Class III)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)**
PSF PGIM Jennison Growth Portfolio (Class III)	Fidelity® VIP Financial Services Portfolio (Initial Class)**
PSF PGIM Jennison Value Portfolio (Class III)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)**
PSF PGIM Total Return Bond Portfolio (Class III)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)**
PSF Small-Cap Stock Index Portfolio (Class III)	Fidelity® VIP Growth Portfolio (Initial Class)**
PSF Stock Index Portfolio (Class III)	Fidelity® VIP Health Care Portfolio (Initial Class)**
MFS® Investors Trust Series (Service Shares)	Fidelity® VIP High Income Portfolio (Initial Class)**
MFS® International Intrinsic Value Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)**
MFS® Mid Cap Growth Series (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)**
Western Asset Core Plus VIT Portfolio (Class I)	Fidelity® VIP Technology Portfolio (Initial Class)**
ClearBridge Variable Small Cap Growth Portfolio (Class I)	Fidelity® VIP Utilities Portfolio (Initial Class)**
ClearBridge Variable Large Cap Growth Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)**
Fidelity® VIP International Capital Appreciation Portfolio	PSF PGIM Government Income Portfolio (Class I)**
(Initial Class)	ClearBridge Variable Aggressive Growth Portfolio (Class I)**
Fidelity® VIP Mid Cap Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)**
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)**
DFA VA U.S. Targeted Value Portfolio	Franklin Multi-Asset Variable Conservative Growth
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Fund (Class I)**
American Funds IS U.S. Government Securities Fund (Class 1)	Franklin Multi-Asset Variable Growth Fund (Class I)**
American Funds IS The Bond Fund of America (Class 1)	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)**
Vanguard International Portfolio	Western Asset Variable Global High Yield Bond Portfolio (Class I)**
Vanguard Diversified Value Portfolio	MFS® Utilities Series (Initial Class)**
Vanguard Total International Stock Market Index Portfolio	MFS® Investors Trust Series (Initial Class)**
Vanguard Mid-Cap Index Portfolio	MFS® Total Return Series (Initial Class)**
Vanguard Equity Index Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
MFS® Total Return Bond Series (Initial Class)	(Initial Class)**
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® Technology Portfolio (Initial Class)**
MFS® New Discovery Series (Initial Class)	MFS® Value Series (Initial Class)**
ClearBridge Variable Dividend Strategy Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)**
American Funds IS Asset Allocation Fund (Class 1)**	Vanguard Global Bond Index**
American Funds IS Washington Mutual Investors	Vanguard Real Estate Index Portfolio**
Fund (Class 1)**	Vanguard Total Bond Market Index Portfolio**
American Funds IS Growth Fund (Class 1)**	Vanguard Total Stock Market Index Portfolio**
American Funds IS Growth-Income Fund (Class 1)**	Vanguard Balanced Portfolio**
American Funds IS Ultra-Short Bond Fund (Class 1)**	Vanguard Capital Growth Portfolio**
AST Western Asset Corporate Bond Portfolio**	Vanguard Conservative Allocation Portfolio**
AST T. Rowe Price Corporate Bond Portfolio**	Vanguard Equity Income Portfolio**
AST PIMCO Corporate Bond Portfolio**	Vanguard Growth Portfolio**
AST Prudential Corporate Bond Portfolio**	Vanguard High Yield Bond Portfolio**
AST BlackRock Corporate Bond Portfolio**	Vanguard Moderate Allocation Portfolio**
BlackRock Advantage Large Cap Core V.I. Fund (Class I)**	Vanguard Short-Term Investment Grade Portfolio**
BlackRock Basic Value V.I. Fund (Class I)**	Allspring VT Small Cap Growth Fund (Class 1) (formerly Wells
BlackRock Capital Appreciation V.I. Fund (Class I)**	Fargo VT Small Cap Growth Fund (Class 1))**
A106

Note 1:    General (continued)

*	Subaccount merged during the period ended December 31, 2021.
**	Subaccount was available for investment but had no assets as of December 31, 2021, and had no activity during 2021.
***	Subaccount liquidated during the period ended December 31, 2021.
****	Subaccount was available for investment but had no assets as of December 31, 2021.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2021 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
February 19, 2021	AST WEDGE Capital Mid-Cap Value Portfolio	AST Mid-Cap Value Portfolio
February 19, 2021	AST Goldman Sachs Multi-Asset Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
October 15, 2021	AST QMA US Equity Alpha Portfolio	AST Large-Cap Core Portfolio
October 15, 2021	AST Fidelity Institutional AM® Quantitative Portfolio	AST T. Rowe Price Asset Allocation Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

A107

Note 2:    Significant Accounting Policies (continued)

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2021, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2021 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$1,493,034	$1,229,802
PSF PGIM Total Return Bond Portfolio (Class I)	251,795	1,464,635
PSF PGIM Jennison Blend Portfolio (Class I)	47,862	2,917,885
PSF PGIM Jennison Value Portfolio (Class I)	333,816	3,033,235
PSF PGIM High Yield Bond Portfolio (Class I)	361,471	1,516,142
PSF Stock Index Portfolio (Class I)	5,246,151	7,910,188
PSF Global Portfolio (Class I)	68,755	653,069
PSF PGIM Jennison Growth Portfolio (Class I)	211,131	5,723,129
PSF Small-Cap Stock Index Portfolio (Class I)	1,530,274	2,065,716
T. Rowe Price International Stock Portfolio	78,031	248,530
T. Rowe Price Equity Income Portfolio (Equity Income Class)	24,525	1,032,053
Invesco V.I. Core Equity Fund (Series I)	15,408	1,304,312
Janus Henderson VIT Research Portfolio (Institutional Shares)	13,224	1,118,627
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	34,469	642,985
A108

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
MFS® Research Series (Initial Class)	$13,997	$389,383
MFS® Growth Series (Initial Class)	135,520	1,205,082
American Century VP Value Fund (Class I)	62,902	180,448
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	56,148	574,397
PSF PGIM Jennison Focused Blend Portfolio (Class I)	2,084	671,768
Davis Value Portfolio	6,511	278,253
AB VPS Large Cap Growth Portfolio (Class B)	18,372	25,887
PSF Small-Cap Value Portfolio (Class I)	221,751	1,374,992
Janus Henderson VIT Research Portfolio (Service Shares)	8,699	41,897
PSF Mid-Cap Growth Portfolio (Class I)	198,706	1,508,849
PSF International Growth Portfolio (Class I)	92,601	244,832
AST Cohen & Steers Realty Portfolio	10,179,414	13,382,745
AST J.P. Morgan Tactical Preservation Portfolio	242,460,320	62,770,072
AST T. Rowe Price Large-Cap Value Portfolio	15,003,492	26,192,534
AST High Yield Portfolio	5,505,145	6,854,858
AST Small-Cap Growth Opportunities Portfolio	5,347,974	7,564,344
AST WEDGE Capital Mid-Cap Value Portfolio	195,538	10,627,496
AST Small-Cap Value Portfolio	4,171,889	6,876,561
AST Mid-Cap Growth Portfolio	10,509,884	18,403,079
AST Hotchkis & Wiley Large-Cap Value Portfolio	8,910,968	15,539,194
AST Loomis Sayles Large-Cap Growth Portfolio	8,553,831	15,608,454
AST MFS Growth Portfolio	8,074,787	11,565,713
AST Mid-Cap Value Portfolio	15,666,035	14,163,677
AST BlackRock Low Duration Bond Portfolio	11,200,115	10,427,227
AST QMA US Equity Alpha Portfolio	4,391,384	41,545,000
AST T. Rowe Price Natural Resources Portfolio	10,235,822	15,994,629
AST T. Rowe Price Asset Allocation Portfolio	475,691,856	233,700,700
AST MFS Global Equity Portfolio	4,342,137	9,252,379
AST J.P. Morgan International Equity Portfolio	3,636,296	6,055,731
AST Wellington Management Hedged Equity Portfolio	16,591,395	32,309,481
AST Capital Growth Asset Allocation Portfolio	42,164,683	123,231,343
AST Academic Strategies Asset Allocation Portfolio	22,780,205	54,725,705
AST Balanced Asset Allocation Portfolio	41,881,481	140,614,280
AST Preservation Asset Allocation Portfolio	57,741,725	109,191,966
AST Fidelity Institutional AM® Quantitative Portfolio	27,645,286	451,521,511
AST Prudential Growth Allocation Portfolio	78,960,057	215,862,789
AST Advanced Strategies Portfolio	50,119,279	132,973,640
AST T. Rowe Price Large-Cap Growth Portfolio	24,615,063	33,251,193
AST Government Money Market Portfolio	72,724,992	78,317,382
AST Small-Cap Growth Portfolio	8,294,355	9,804,611
AST BlackRock/Loomis Sayles Bond Portfolio	46,623,193	43,785,899
AST International Value Portfolio	2,665,029	4,047,719
AST International Growth Portfolio	5,937,049	7,758,397
AST Investment Grade Bond Portfolio	68,502,221	78,815,897
AST Western Asset Core Plus Bond Portfolio	32,291,950	31,428,598
AST Cohen & Steers Global Realty Portfolio	1,265,897	2,500,341
AST Emerging Markets Equity Portfolio	6,578,524	7,462,638
AST Goldman Sachs Small-Cap Value Portfolio	5,325,961	12,929,051
A109

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST AllianzGI World Trends Portfolio	$29,113,710	$76,932,876
AST J.P. Morgan Global Thematic Portfolio	19,443,846	44,923,784
AST Goldman Sachs Multi-Asset Portfolio	1,674,652	225,866,068
ProFund VP Consumer Services	83,688	64,347
ProFund VP Consumer Goods	13,935	14,930
ProFund VP Financials	5,170	62,516
ProFund VP Health Care	40,564	50,885
ProFund VP Industrials	36,695	56,025
ProFund VP Mid-Cap Growth	18,719	12,980
ProFund VP Mid-Cap Value	28,189	52,890
ProFund VP Real Estate	16,805	29,311
ProFund VP Small-Cap Growth	17,880	17,986
ProFund VP Small-Cap Value	35,501	59,413
ProFund VP Telecommunications	429	2,356
ProFund VP Utilities	18,906	30,255
ProFund VP Large-Cap Growth	6,993	45,813
ProFund VP Large-Cap Value	12,724	23,525
AST Jennison Large-Cap Growth Portfolio	13,825,545	16,721,958
AST Bond Portfolio 2021	205,431	12,041,228
Allspring VT International Equity Fund (Class 1)	—	5,217
Allspring VT Omega Growth Fund (Class 1)	—	155,535
AST Bond Portfolio 2022	8,280,389	2,140,861
AST Quantitative Modeling Portfolio	11,213,078	9,737,613
AST BlackRock Global Strategies Portfolio	14,844,876	29,736,738
Allspring VT Opportunity Fund (Class 1)	—	34,644
AST Prudential Core Bond Portfolio	10,464,022	11,851,726
AST Bond Portfolio 2023	21,112	72,865
AST MFS Growth Allocation Portfolio	10,459,106	16,348,895
AST Western Asset Emerging Markets Debt Portfolio	554,099	263,992
AST MFS Large-Cap Value Portfolio	8,191,853	8,743,680
AST Bond Portfolio 2024	20,899	261,886
AST ClearBridge Dividend Growth Portfolio	4,651,390	5,824,643
AST Multi-Sector Fixed Income Portfolio	7,113,663	206,027,901
AST Large-Cap Core Portfolio	36,176,656	2,834,301
AST Bond Portfolio 2025	165,085	220,108
AST T. Rowe Price Growth Opportunities Portfolio	2,077,217	23,697,908
AST T. Rowe Price Diversified Real Growth Portfolio	790,409	1,579,745
AST Prudential Flexible Multi-Strategy Portfolio	1,340,842	2,847,882
AST Franklin 85/15 Diversified Allocation Portfolio	2,696,930	6,181,816
AST Bond Portfolio 2026	174,782	1,136,118
AST Global Bond Portfolio	4,526,028	3,580,899
AST QMA International Core Equity Portfolio	691,329	210,212
BlackRock Global Allocation V.I. Fund (Class III)	900,059	451,245
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	719,601	127,160
AST Bond Portfolio 2027	536,229	1,046,541
NVIT Emerging Markets Fund (Class D)	89,325	95,922
AST Bond Portfolio 2028	6,054,169	901,926
AST Bond Portfolio 2029	—	—
A110

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST American Funds Growth Allocation Portfolio	$948,696	$5,648,370
AST Bond Portfolio 2030	1,562,026	7,443,648
AST BlackRock 80/20 Target Allocation ETF Portfolio	360,575	2,530,180
AST BlackRock 60/40 Target Allocation ETF Portfolio	304,393	1,147,878
AST Dimensional Global Core Allocation Portfolio	24,492	576,485
AST Bond Portfolio 2031	14,259,920	13,268,009
MFS® International Growth Portfolio (Service Shares)	528,457	168,032
MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	61,417	2,365
MFS® Technology Portfolio (Service Shares)	2,771,647	956,523
MFS® Mid Cap Growth Series (Service Shares)	625,997	89,158
MFS® New Discovery Series (Service Shares)	521,908	273,263
MFS® Research Series (Service Shares)	13,317	14,276
MFS® Total Return Bond Series (Service Shares)	2,675,340	1,140,976
MFS® Total Return Series (Service Shares)	462,991	25,685
MFS® Utilities Series (Service Shares)	1,082,998	55,646
American Funds IS Asset Allocation Fund (Class 4)	1,910,209	103,028
American Funds IS Washington Mutual Investors Fund (Class 4)	1,274,713	55,388
American Funds IS The Bond Fund of America (Class 4)	1,889,627	218,950
American Funds IS Capital World Growth and Income Fund (Class 4)	504,055	37,813
American Funds IS Global Small Capitalization Fund (Class 4)	219,328	8,630
American Funds IS Growth Fund (Class 4)	3,013,091	474,697
American Funds IS Growth-Income Fund (Class 4)	742,998	66,874
American Funds IS International Fund (Class 4)	149,463	3,852
American Funds IS New World Fund® (Class 4)	569,351	70,997
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	581,474	224,749
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	1,014,202	116,039
BlackRock Capital Appreciation V.I. Fund (Class III)	467,602	88,232
BlackRock Equity Dividend V.I. Fund (Class III)	1,171,734	273,010
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	1,920,988	431,185
Fidelity® VIP Balanced Portfolio (Service Class 2)	2,786,756	116,231
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	2,499,538	591,666
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	3,496,823	2,067,929
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,994,024	300,184
BlackRock Basic Value V.I. Fund (Class III)	311,128	148,332
AST Bond Portfolio 2032	7,151,510	1,412,670
PSF Global Portfolio (Class III)	17,297	1,570
PSF Mid-Cap Growth Portfolio (Class III)	383,730	116,361
PSF Natural Resources Portfolio (Class III)	355,325	42,241
PSF PGIM 50/50 Balanced Portfolio (Class III)	888,150	85,174
PSF PGIM Flexible Managed Portfolio (Class III)	427,768	31,605
PSF PGIM Government Income Portfolio (Class III)	120,509	24,792
PSF PGIM High Yield Bond Portfolio (Class III)	1,428,046	31,115
PSF PGIM Jennison Blend Portfolio (Class III)	168,307	549
PSF PGIM Jennison Focused Blend Portfolio (Class III)	11,664	73
PSF PGIM Jennison Growth Portfolio (Class III)	1,045,746	56,635
PSF PGIM Jennison Value Portfolio (Class III)	224,460	3,323
PSF PGIM Total Return Bond Portfolio (Class III)	1,612,906	56,046
PSF Small-Cap Stock Index Portfolio (Class III)	1,245,966	57,454
A111

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
PSF Stock Index Portfolio (Class III)	$4,562,163	$75,139
MFS® Investors Trust Series (Service Shares)	47,738	114
MFS® International Intrinsic Value Portfolio (Initial Class)	45,579	2,097
MFS® Mid Cap Growth Series (Initial Class)	17,342	3,575
Western Asset Core Plus VIT Portfolio (Class I)	34,685	6,588
ClearBridge Variable Small Cap Growth Portfolio (Class I)	55,040	1,802
ClearBridge Variable Large Cap Growth Portfolio (Class I)	56,770	147
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	45,579	2,153
Fidelity® VIP Mid Cap Portfolio (Initial Class)	70,928	3,385
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	101,268	2,974
DFA VA U.S. Targeted Value Portfolio	47,136	1,423
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	334,925	14,111
American Funds IS U.S. Government Securities Fund (Class 1)	118,693	2,661
American Funds IS The Bond Fund of America (Class 1)	17,342	3,311
Vanguard International Portfolio	213,008	4,576
Vanguard Diversified Value Portfolio	213,324	8,037
Vanguard Total International Stock Market Index Portfolio	24,330	107
Vanguard Mid-Cap Index Portfolio	136,816	115
Vanguard Equity Index Portfolio	48,660	231
MFS® Total Return Bond Series (Initial Class)	17,342	3,287
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	118,771	2,527
MFS® New Discovery Series (Initial Class)	58,465	2,245
ClearBridge Variable Dividend Strategy Portfolio (Class I)	141,407	4,139

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC (formerly QMA LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
A112

Note 6:    Related Party Transactions (continued)
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A113

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2021	5,032	$0.89	to	$9.67	$5,656	0.04%	1.00%	to	1.75%	-1.62%	to	-0.95%
December 31, 2020	4,551	$0.91	to	$9.77	$5,391	0.30%	1.00%	to	1.75%	-1.38%	to	-0.70%
December 31, 2019	4,620	$0.92	to	$9.84	$5,543	1.91%	1.00%	to	1.75%	0.17%	to	0.91%
December 31, 2018	5,292	$0.92	to	$9.75	$6,213	1.51%	1.00%	to	1.75%	-0.24%	to	0.52%
December 31, 2017	6,350	$0.92	to	$9.70	$7,457	0.55%	1.00%	to	1.75%	-1.19%	to	-0.44%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2021	3,520	$2.67	to	$3.09	$10,866	0.00%	1.35%	to	1.40%	-2.13%	to	-2.08%
December 31, 2020	3,863	$2.72	to	$3.16	$12,186	0.00%	1.35%	to	1.40%	6.95%	to	7.01%
December 31, 2019	4,326	$2.40	to	$2.95	$12,762	0.00%	1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	4,972	$2.20	to	$2.70	$13,399	0.00%	1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	5,697	$2.24	to	$2.74	$15,603	0.00%	1.35%	to	1.65%	5.27%	to	5.58%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2021	2,882	$4.34	to	$7.10	$19,500	0.00%	1.35%	to	1.80%	18.23%	to	18.75%
December 31, 2020	3,290	$3.65	to	$5.98	$18,760	0.00%	1.35%	to	1.80%	26.72%	to	27.28%
December 31, 2019	3,905	$2.70	to	$4.70	$17,364	0.00%	1.35%	to	1.80%	26.60%	to	27.17%
December 31, 2018	4,371	$2.13	to	$3.70	$15,238	0.00%	1.35%	to	1.80%	-6.55%	to	-6.13%
December 31, 2017	5,154	$2.28	to	$3.94	$19,207	0.00%	1.35%	to	1.80%	23.56%	to	24.11%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2021	3,657	$3.24	to	$6.61	$18,510	0.00%	1.35%	to	1.80%	25.53%	to	26.09%
December 31, 2020	4,160	$2.58	to	$5.24	$16,791	0.00%	1.35%	to	1.80%	1.75%	to	2.20%
December 31, 2019	4,886	$2.54	to	$5.13	$19,106	0.00%	1.35%	to	1.80%	23.83%	to	24.38%
December 31, 2018	5,461	$2.05	to	$4.13	$17,214	0.00%	1.35%	to	1.80%	-11.48%	to	-11.09%
December 31, 2017	6,702	$2.32	to	$4.64	$24,414	0.00%	1.35%	to	1.80%	14.92%	to	15.43%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2021	1,782	$3.23	to	$21.51	$10,369	0.00%	0.40%	to	1.80%	6.02%	to	7.50%
December 31, 2020	1,983	$3.03	to	$20.21	$10,712	0.00%	1.35%	to	1.80%	5.21%	to	5.68%
December 31, 2019	2,267	$2.70	to	$19.13	$11,776	0.00%	1.35%	to	1.80%	14.27%	to	14.78%
December 31, 2018	2,557	$2.36	to	$16.68	$11,646	2.95%	1.35%	to	1.80%	-3.02%	to	-2.58%
December 31, 2017	3,035	$2.43	to	$17.13	$14,230	6.09%	1.35%	to	1.80%	5.90%	to	6.39%

	PSF Stock Index Portfolio (Class I)
December 31, 2021	5,180	$3.35	to	$18.49	$51,905	0.00%	0.35%	to	1.95%	25.78%	to	27.83%
December 31, 2020	5,581	$2.66	to	$14.49	$42,621	0.00%	0.35%	to	1.95%	15.78%	to	17.66%
December 31, 2019	5,676	$2.29	to	$12.34	$32,340	0.00%	0.48%	to	1.95%	8.05%	to	30.35%
December 31, 2018	5,460	$1.77	to	$9.47	$20,531	0.00%	0.55%	to	1.95%	-6.26%	to	-4.55%
December 31, 2017	5,984	$1.89	to	$4.31	$22,041	1.59%	1.35%	to	1.75%	19.38%	to	19.85%

	PSF Global Portfolio (Class I)
December 31, 2021	935	$2.34	to	$5.14	$4,338	0.00%	1.40%	to	1.75%	16.20%	to	16.60%
December 31, 2020	1,056	$2.01	to	$4.41	$4,186	0.00%	1.40%	to	1.75%	13.84%	to	14.24%
December 31, 2019	1,263	$1.77	to	$3.86	$4,321	0.00%	1.40%	to	1.75%	28.15%	to	28.59%
December 31, 2018	1,456	$1.38	to	$3.00	$3,779	0.00%	1.40%	to	1.75%	-8.92%	to	-8.60%
December 31, 2017	1,895	$1.51	to	$3.28	$5,464	0.00%	1.40%	to	1.75%	22.70%	to	23.12%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2021	3,016	$3.95	to	$11.56	$30,035	0.00%	1.35%	to	1.80%	13.96%	to	14.46%
December 31, 2020	3,508	$3.46	to	$10.11	$30,868	0.00%	1.35%	to	1.80%	53.44%	to	54.12%
December 31, 2019	4,496	$2.25	to	$6.56	$25,179	0.00%	1.35%	to	1.80%	30.99%	to	31.57%
December 31, 2018	5,052	$1.71	to	$4.99	$21,649	0.00%	1.35%	to	1.80%	-2.54%	to	-2.11%
December 31, 2017	6,090	$1.75	to	$5.10	$26,906	0.00%	1.35%	to	1.80%	34.29%	to	34.88%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2021	879	$7.20	to	$14.98	$10,220	0.00%	0.35%	to	1.90%	23.94%	to	25.90%
December 31, 2020	939	$5.78	to	$11.93	$8,500	0.00%	0.35%	to	1.90%	8.88%	to	10.60%
December 31, 2019	925	$5.28	to	$10.80	$7,261	0.00%	0.48%	to	1.90%	4.55%	to	21.75%
December 31, 2018	832	$4.37	to	$8.87	$5,004	0.00%	0.55%	to	1.90%	-11.25%	to	-9.95%
December 31, 2017	760	$4.85	to	$5.97	$4,531	0.00%	1.35%	to	1.40%	11.44%	to	11.50%
A114

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2021	554	$2.42	to	$2.42	$1,343	0.57%	1.40%	to	1.40%	-0.08%	to	-0.08%
December 31, 2020	613	$2.43	to	$2.43	$1,488	0.56%	1.40%	to	1.40%	12.87%	to	12.87%
December 31, 2019	748	$2.15	to	$2.15	$1,607	2.39%	1.40%	to	1.40%	26.00%	to	26.00%
December 31, 2018	822	$1.71	to	$1.71	$1,401	1.33%	1.40%	to	1.40%	-15.40%	to	-15.40%
December 31, 2017	921	$2.02	to	$2.02	$1,857	1.12%	1.40%	to	1.40%	26.12%	to	26.12%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2021	1,072	$5.54	to	$5.54	$5,942	1.55%	1.40%	to	1.40%	23.81%	to	23.81%
December 31, 2020	1,252	$3.01	to	$4.48	$5,604	2.32%	1.35%	to	1.40%	-0.22%	to	-0.17%
December 31, 2019	1,408	$3.01	to	$4.48	$6,314	2.32%	1.35%	to	1.40%	24.65%	to	24.71%
December 31, 2018	1,464	$2.41	to	$3.60	$5,269	1.98%	1.35%	to	1.40%	-10.76%	to	-10.71%
December 31, 2017	1,672	$2.70	to	$4.03	$6,739	1.73%	1.35%	to	1.40%	14.42%	to	14.48%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2021	1,561	$2.53	to	$4.94	$7,695	0.63%	1.40%	to	1.65%	25.67%	to	25.97%
December 31, 2020	1,821	$2.02	to	$3.92	$7,129	1.32%	1.40%	to	1.65%	12.00%	to	12.28%
December 31, 2019	2,127	$1.80	to	$3.49	$7,417	0.94%	1.40%	to	1.65%	26.87%	to	27.18%
December 31, 2018	2,291	$1.42	to	$2.75	$6,284	0.88%	1.40%	to	1.65%	-10.88%	to	-10.66%
December 31, 2017	2,559	$1.59	to	$3.08	$7,854	1.03%	1.40%	to	1.65%	11.34%	to	11.62%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2021	853	$3.31	to	$6.61	$5,623	0.10%	1.35%	to	1.40%	18.67%	to	18.73%
December 31, 2020	1,022	$2.79	to	$5.57	$5,675	0.53%	1.35%	to	1.40%	31.12%	to	31.18%
December 31, 2019	1,322	$2.12	to	$4.25	$5,598	0.46%	1.35%	to	1.40%	33.65%	to	33.72%
December 31, 2018	1,399	$1.50	to	$3.18	$4,434	0.53%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	1,625	$1.57	to	$3.31	$5,355	0.39%	1.35%	to	1.65%	25.81%	to	26.18%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2021	961	$2.62	to	$4.85	$4,606	1.13%	1.35%	to	1.65%	11.74%	to	12.07%
December 31, 2020	1,075	$2.35	to	$4.33	$4,608	1.34%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	1,227	$2.05	to	$3.78	$4,591	1.90%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	1,335	$1.64	to	$3.02	$3,990	1.74%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	1,421	$1.96	to	$3.60	$5,067	1.65%	1.35%	to	1.65%	29.00%	to	29.38%

	MFS® Research Series (Initial Class)
December 31, 2021	253	$6.05	to	$6.05	$1,532	0.54%	1.40%	to	1.40%	23.08%	to	23.08%
December 31, 2020	315	$4.91	to	$4.91	$1,548	0.72%	1.40%	to	1.40%	14.98%	to	14.98%
December 31, 2019	369	$4.27	to	$4.27	$1,576	0.78%	1.40%	to	1.40%	31.11%	to	31.11%
December 31, 2018	387	$3.26	to	$3.26	$1,262	0.69%	1.40%	to	1.40%	-5.70%	to	-5.70%
December 31, 2017	423	$3.46	to	$3.46	$1,462	1.34%	1.40%	to	1.40%	21.67%	to	21.67%

	MFS® Growth Series (Initial Class)
December 31, 2021	992	$4.71	to	$8.43	$8,360	0.00%	1.35%	to	1.40%	21.83%	to	21.88%
December 31, 2020	1,115	$3.86	to	$6.92	$7,717	0.00%	1.35%	to	1.40%	30.03%	to	30.10%
December 31, 2019	1,331	$2.97	to	$5.32	$7,084	0.00%	1.35%	to	1.40%	36.24%	to	36.31%
December 31, 2018	1,421	$2.06	to	$3.91	$5,550	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	1,744	$2.04	to	$3.86	$6,727	0.10%	1.35%	to	1.65%	29.28%	to	29.66%

	American Century VP Value Fund (Class I)
December 31, 2021	349	$4.62	to	$5.38	$1,877	1.75%	1.35%	to	1.40%	22.79%	to	22.85%
December 31, 2020	368	$3.76	to	$4.38	$1,611	2.30%	1.35%	to	1.40%	-0.42%	to	-0.37%
December 31, 2019	430	$3.77	to	$4.40	$1,890	2.11%	1.35%	to	1.40%	25.28%	to	25.34%
December 31, 2018	478	$2.85	to	$3.51	$1,677	1.65%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	525	$3.19	to	$3.92	$2,055	1.63%	1.35%	to	1.65%	6.98%	to	7.30%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2021	371	$3.74	to	$6.64	$2,434	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
December 31, 2020	442	$3.46	to	$6.12	$2,679	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	541	$2.27	to	$4.00	$2,145	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	610	$1.75	to	$3.09	$1,868	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	910	$1.88	to	$3.31	$2,990	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
A115

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Jennison Focused Blend Portfolio (Class I)
December 31, 2021	624	$5.75	to	$5.85	$3,653	0.00%	1.35%	to	1.40%	15.22%	to	15.28%
December 31, 2020	737	$4.98	to	$5.08	$3,743	0.00%	1.35%	to	1.40%	29.12%	to	29.18%
December 31, 2019	821	$3.63	to	$3.94	$3,231	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	945	$2.87	to	$3.09	$2,921	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	1,058	$3.08	to	$3.32	$3,500	0.00%	1.35%	to	1.65%	28.18%	to	28.56%

	Davis Value Portfolio
December 31, 2021	350	$3.00	to	$3.04	$1,052	0.53%	1.35%	to	1.40%	16.22%	to	16.28%
December 31, 2020	434	$2.58	to	$2.61	$1,121	0.69%	1.35%	to	1.40%	10.18%	to	10.23%
December 31, 2019	507	$2.34	to	$2.37	$1,189	1.40%	1.35%	to	1.40%	29.36%	to	29.42%
December 31, 2018	721	$1.81	to	$1.83	$1,307	0.76%	1.35%	to	1.40%	-14.80%	to	-14.76%
December 31, 2017	935	$2.13	to	$2.15	$1,990	0.74%	1.35%	to	1.40%	20.94%	to	21.00%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2021	202	$3.35	to	$3.35	$677	0.00%	1.40%	to	1.40%	26.87%	to	26.87%
December 31, 2020	202	$2.64	to	$2.64	$532	0.00%	1.40%	to	1.40%	33.28%	to	33.28%
December 31, 2019	224	$1.98	to	$1.98	$443	0.00%	1.40%	to	1.40%	32.51%	to	32.51%
December 31, 2018	254	$1.49	to	$1.49	$379	0.00%	1.40%	to	1.40%	0.90%	to	0.90%
December 31, 2017	563	$1.48	to	$1.48	$833	0.00%	1.40%	to	1.40%	29.86%	to	29.86%

	PSF Small-Cap Value Portfolio (Class I)
December 31, 2021	1,488	$3.49	to	$13.03	$6,680	0.00%	0.40%	to	1.80%	24.22%	to	25.95%
December 31, 2020	1,745	$2.81	to	$3.81	$6,263	0.00%	1.35%	to	1.80%	0.10%	to	0.54%
December 31, 2019	1,958	$2.81	to	$3.79	$7,009	0.00%	1.35%	to	1.80%	20.61%	to	21.15%
December 31, 2018	2,086	$2.33	to	$3.13	$6,185	0.00%	1.35%	to	1.80%	-15.33%	to	-14.95%
December 31, 2017	2,332	$2.75	to	$3.69	$8,142	0.00%	1.35%	to	1.80%	10.22%	to	10.70%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2021	150	$2.56	to	$5.77	$633	0.02%	1.40%	to	1.75%	17.98%	to	18.39%
December 31, 2020	157	$2.16	to	$4.87	$557	0.34%	1.40%	to	1.75%	30.30%	to	30.74%
December 31, 2019	194	$1.66	to	$3.73	$527	0.31%	1.40%	to	1.75%	32.90%	to	33.36%
December 31, 2018	202	$1.25	to	$2.79	$413	0.35%	1.40%	to	1.75%	-4.52%	to	-4.19%
December 31, 2017	227	$1.30	to	$2.92	$486	0.24%	1.40%	to	1.75%	25.37%	to	25.80%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2021	1,140	$4.11	to	$9.21	$7,716	0.00%	1.35%	to	1.80%	8.73%	to	9.22%
December 31, 2020	1,305	$3.77	to	$8.44	$8,185	0.00%	1.35%	to	1.80%	44.86%	to	45.51%
December 31, 2019	1,596	$2.60	to	$5.80	$6,881	0.00%	1.35%	to	1.80%	35.27%	to	35.88%
December 31, 2018	1,768	$1.92	to	$4.27	$5,686	0.00%	1.35%	to	1.80%	-9.48%	to	-9.08%
December 31, 2017	2,026	$2.12	to	$4.70	$7,242	0.00%	1.35%	to	1.80%	20.27%	to	20.81%

	PSF International Growth Portfolio (Class I)
December 31, 2021	607	$1.74	to	$4.35	$1,877	0.00%	1.35%	to	1.80%	10.49%	to	10.98%
December 31, 2020	632	$1.57	to	$3.92	$1,805	0.00%	1.35%	to	1.80%	29.78%	to	30.35%
December 31, 2019	826	$1.21	to	$3.01	$1,845	0.00%	1.35%	to	1.80%	30.04%	to	30.62%
December 31, 2018	965	$0.93	to	$2.30	$1,629	0.00%	1.35%	to	1.80%	-14.37%	to	-13.98%
December 31, 2017	1,093	$1.08	to	$2.68	$2,110	0.00%	1.35%	to	1.80%	33.42%	to	34.00%

	AST Cohen & Steers Realty Portfolio
December 31, 2021	1,151	$14.00	to	$49.85	$35,680	0.00%	0.35%	to	2.30%	39.57%	to	42.35%
December 31, 2020	1,245	$9.87	to	$35.58	$27,821	0.00%	0.35%	to	2.45%	-5.22%	to	-3.18%
December 31, 2019	1,279	$10.22	to	$37.33	$30,263	0.00%	0.35%	to	2.85%	1.14%	to	30.49%
December 31, 2018	1,360	$10.86	to	$29.01	$25,132	0.00%	0.55%	to	2.85%	-7.48%	to	-5.28%
December 31, 2017	1,478	$11.50	to	$31.05	$29,303	0.00%	0.55%	to	2.85%	3.23%	to	5.66%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2021	21,890	$15.35	to	$20.56	$371,842	0.00%	0.55%	to	2.40%	5.42%	to	7.35%
December 31, 2020	10,391	$14.42	to	$19.31	$168,536	0.00%	0.55%	to	2.45%	8.62%	to	10.74%
December 31, 2019	11,394	$13.14	to	$17.59	$167,939	0.00%	0.55%	to	2.85%	11.34%	to	13.98%
December 31, 2018	11,259	$11.64	to	$15.56	$147,331	0.00%	0.55%	to	2.85%	-7.84%	to	-5.65%
December 31, 2017	12,622	$12.45	to	$16.63	$177,660	0.00%	0.55%	to	2.85%	8.95%	to	11.53%
A116

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2021	4,144	$13.40	to	$29.76	$90,157	0.00%	0.48%	to	2.30%	22.66%	to	24.94%
December 31, 2020	4,546	$10.75	to	$24.17	$81,724	0.00%	0.48%	to	2.45%	-0.41%	to	1.60%
December 31, 2019	4,342	$10.60	to	$24.14	$77,915	0.00%	0.48%	to	2.85%	6.16%	to	25.28%
December 31, 2018	962	$10.15	to	$19.53	$13,956	0.00%	0.55%	to	2.70%	-12.16%	to	-10.21%
December 31, 2017	853	$11.32	to	$22.06	$14,172	0.00%	0.55%	to	2.70%	13.41%	to	15.91%

	AST High Yield Portfolio
December 31, 2021	2,065	$11.03	to	$21.49	$34,203	0.00%	0.35%	to	2.30%	3.89%	to	5.96%
December 31, 2020	2,106	$10.44	to	$20.60	$33,441	0.00%	0.35%	to	2.45%	0.12%	to	2.28%
December 31, 2019	2,022	$10.24	to	$20.46	$32,616	0.00%	0.35%	to	2.85%	2.23%	to	14.66%
December 31, 2018	1,997	$11.29	to	$18.09	$28,532	0.00%	0.55%	to	2.85%	-4.79%	to	-2.53%
December 31, 2017	2,026	$11.59	to	$18.82	$29,968	0.00%	0.55%	to	2.85%	4.42%	to	6.88%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2021	688	$14.35	to	$47.64	$21,918	0.00%	0.48%	to	2.30%	-3.62%	to	-1.82%
December 31, 2020	722	$14.64	to	$49.23	$24,342	0.00%	0.48%	to	2.45%	31.88%	to	34.54%
December 31, 2019	822	$10.90	to	$37.13	$20,944	0.00%	0.48%	to	2.70%	8.73%	to	35.73%
December 31, 2018	772	$10.82	to	$27.73	$14,871	0.00%	0.55%	to	2.70%	-13.27%	to	-11.34%
December 31, 2017	865	$12.22	to	$31.72	$19,309	0.00%	0.55%	to	2.70%	24.25%	to	26.99%

	AST WEDGE Capital Mid-Cap Value Portfolio (merged February 19, 2021)
December 31, 2021	—	$10.21	to	$29.04	$—	0.00%	0.35%	to	2.25%	6.56%	to	6.84%
December 31, 2020	501	$9.56	to	$27.24	$9,774	0.00%	0.35%	to	2.45%	-8.12%	to	-6.14%
December 31, 2019	448	$10.22	to	$29.48	$9,383	0.00%	0.35%	to	2.70%	1.67%	to	18.49%
December 31, 2018	437	$10.58	to	$25.23	$7,800	0.00%	0.55%	to	2.70%	-18.79%	to	-16.99%
December 31, 2017	496	$12.78	to	$30.81	$10,792	0.00%	0.55%	to	2.70%	15.34%	to	17.88%

	AST Small-Cap Value Portfolio
December 31, 2021	567	$13.88	to	$37.05	$15,089	0.00%	0.48%	to	2.25%	28.56%	to	30.89%
December 31, 2020	677	$10.63	to	$28.72	$13,818	0.00%	0.48%	to	2.45%	-1.61%	to	0.38%
December 31, 2019	734	$10.61	to	$29.03	$15,038	0.00%	0.48%	to	2.85%	5.76%	to	21.31%
December 31, 2018	708	$11.20	to	$24.26	$12,086	0.00%	0.55%	to	2.85%	-19.45%	to	-17.53%
December 31, 2017	805	$13.62	to	$29.83	$16,837	0.00%	0.55%	to	2.85%	4.30%	to	6.76%

	AST Mid-Cap Growth Portfolio
December 31, 2021	2,108	$15.27	to	$49.60	$73,745	0.00%	0.35%	to	2.30%	7.94%	to	10.10%
December 31, 2020	2,255	$13.91	to	$45.77	$74,072	0.00%	0.35%	to	2.45%	31.54%	to	34.37%
December 31, 2019	2,651	$10.39	to	$34.61	$66,740	0.00%	0.35%	to	2.85%	3.60%	to	29.44%
December 31, 2018	2,750	$11.84	to	$27.11	$54,321	0.00%	0.55%	to	2.85%	-7.09%	to	-4.88%
December 31, 2017	3,009	$12.49	to	$28.89	$63,557	0.00%	0.55%	to	2.85%	23.48%	to	26.39%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2021	1,575	$13.65	to	$38.67	$42,500	0.00%	0.35%	to	2.30%	26.24%	to	28.76%
December 31, 2020	1,783	$10.63	to	$30.51	$38,727	0.00%	0.35%	to	2.45%	-2.19%	to	-0.08%
December 31, 2019	1,732	$10.67	to	$31.02	$38,666	0.00%	0.35%	to	2.85%	6.16%	to	28.81%
December 31, 2018	1,743	$11.60	to	$24.42	$30,541	0.00%	0.55%	to	2.85%	-16.61%	to	-14.63%
December 31, 2017	1,683	$13.63	to	$29.00	$34,897	0.00%	0.55%	to	2.45%	16.28%	to	18.54%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2021	1,446	$16.54	to	$62.65	$64,040	0.00%	0.48%	to	2.30%	15.64%	to	17.79%
December 31, 2020	1,549	$14.06	to	$53.96	$60,330	0.00%	0.48%	to	2.85%	27.84%	to	30.96%
December 31, 2019	1,897	$10.76	to	$41.81	$58,793	0.00%	0.48%	to	2.85%	8.21%	to	30.91%
December 31, 2018	1,915	$14.30	to	$32.38	$46,002	0.00%	0.55%	to	2.85%	-5.48%	to	-3.23%
December 31, 2017	2,374	$14.82	to	$33.93	$59,639	0.00%	0.55%	to	2.85%	29.21%	to	32.26%

	AST MFS Growth Portfolio
December 31, 2021	739	$17.02	to	$60.91	$31,650	0.00%	0.35%	to	2.30%	20.54%	to	22.95%
December 31, 2020	774	$13.89	to	$50.33	$28,723	0.00%	0.35%	to	2.45%	27.28%	to	30.02%
December 31, 2019	809	$10.72	to	$39.33	$24,748	0.00%	0.35%	to	2.45%	7.58%	to	37.02%
December 31, 2018	763	$13.95	to	$29.10	$17,359	0.00%	0.55%	to	2.70%	-0.62%	to	1.59%
December 31, 2017	764	$13.78	to	$29.05	$17,631	0.00%	0.55%	to	2.70%	27.19%	to	29.99%

A117

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Mid-Cap Value Portfolio
December 31, 2021	1,735	$13.39	to	$41.97	$47,681	0.00%	0.35%	to	2.30%	30.56%	to	33.16%
December 31, 2020	1,604	$10.19	to	$32.02	$33,858	0.00%	0.48%	to	2.85%	-4.58%	to	-2.26%
December 31, 2019	1,556	$10.44	to	$33.24	$33,972	0.00%	0.48%	to	2.85%	4.52%	to	20.35%
December 31, 2018	1,470	$10.61	to	$28.00	$27,101	0.00%	0.55%	to	2.85%	-18.84%	to	-16.90%
December 31, 2017	1,638	$12.81	to	$34.17	$36,903	0.00%	0.55%	to	2.85%	10.56%	to	13.16%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2021	2,667	$9.14	to	$12.41	$28,123	0.00%	0.48%	to	2.25%	-2.84%	to	-1.08%
December 31, 2020	2,574	$9.41	to	$12.63	$27,528	0.00%	0.48%	to	2.25%	0.26%	to	2.07%
December 31, 2019	2,326	$9.39	to	$12.46	$24,434	0.00%	0.48%	to	2.25%	0.70%	to	4.05%
December 31, 2018	2,033	$9.14	to	$12.05	$20,603	0.00%	0.55%	to	2.30%	-1.58%	to	0.19%
December 31, 2017	2,081	$9.17	to	$12.10	$21,184	0.00%	0.55%	to	2.45%	-0.78%	to	1.15%

	AST QMA US Equity Alpha Portfolio (merged October 15, 2021)
December 31, 2021	—	$13.26	to	$45.99	$—	0.00%	0.35%	to	2.30%	28.54%	to	30.56%
December 31, 2020	1,093	$10.18	to	$35.67	$28,576	0.00%	0.35%	to	2.30%	-7.37%	to	-5.52%
December 31, 2019	1,169	$10.81	to	$38.35	$33,140	0.00%	0.48%	to	2.70%	8.35%	to	23.78%
December 31, 2018	1,138	$13.04	to	$31.42	$26,070	0.00%	0.55%	to	2.70%	-10.71%	to	-8.72%
December 31, 2017	1,143	$14.33	to	$34.90	$28,835	0.00%	0.55%	to	2.45%	19.26%	to	21.58%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2021	2,270	$10.11	to	$16.82	$28,074	0.00%	0.48%	to	2.55%	20.72%	to	23.20%
December 31, 2020	2,756	$8.23	to	$13.78	$27,662	0.00%	0.48%	to	2.55%	-4.65%	to	-2.69%
December 31, 2019	2,634	$8.49	to	$14.29	$27,208	0.00%	0.48%	to	2.70%	4.54%	to	16.22%
December 31, 2018	2,264	$7.33	to	$12.40	$20,246	0.00%	0.55%	to	2.70%	-18.92%	to	-17.11%
December 31, 2017	2,762	$8.87	to	$15.09	$30,002	0.00%	0.55%	to	2.70%	7.34%	to	9.70%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2021	72,394	$14.02	to	$27.68	$1,598,956	0.00%	0.35%	to	2.55%	9.62%	to	12.02%
December 31, 2020	60,620	$12.52	to	$25.10	$1,205,421	0.00%	0.35%	to	2.85%	9.33%	to	12.14%
December 31, 2019	66,787	$15.39	to	$22.74	$1,195,684	0.00%	0.55%	to	2.85%	17.40%	to	20.18%
December 31, 2018	68,596	$12.92	to	$19.18	$1,037,327	0.00%	0.55%	to	2.85%	-8.04%	to	-5.85%
December 31, 2017	73,973	$13.85	to	$20.66	$1,206,523	0.00%	0.55%	to	2.85%	12.13%	to	14.77%

	AST MFS Global Equity Portfolio
December 31, 2021	1,380	$13.87	to	$38.43	$39,405	0.00%	0.35%	to	2.55%	13.94%	to	16.44%
December 31, 2020	1,528	$11.95	to	$33.53	$38,256	0.00%	0.35%	to	2.55%	11.34%	to	13.78%
December 31, 2019	1,615	$10.53	to	$29.94	$36,538	0.00%	0.35%	to	2.85%	6.47%	to	29.24%
December 31, 2018	1,710	$11.72	to	$23.49	$30,215	0.00%	0.55%	to	2.85%	-12.15%	to	-10.05%
December 31, 2017	1,835	$13.07	to	$26.48	$36,466	0.00%	0.55%	to	2.85%	20.32%	to	23.16%

	AST J.P. Morgan International Equity Portfolio
December 31, 2021	1,627	$15.32	to	$23.43	$29,196	0.00%	0.55%	to	2.55%	8.31%	to	10.46%
December 31, 2020	1,750	$14.04	to	$21.51	$28,581	0.00%	0.55%	to	2.55%	10.27%	to	12.46%
December 31, 2019	1,837	$12.64	to	$19.39	$26,684	0.00%	0.55%	to	2.70%	23.79%	to	26.52%
December 31, 2018	1,838	$10.11	to	$15.54	$21,142	0.00%	0.55%	to	2.70%	-19.71%	to	-17.92%
December 31, 2017	1,959	$12.48	to	$19.20	$27,796	0.00%	0.55%	to	2.70%	26.14%	to	28.92%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2021	8,522	$13.17	to	$26.05	$150,638	0.00%	0.35%	to	2.55%	9.27%	to	11.66%
December 31, 2020	9,364	$11.80	to	$23.70	$149,135	0.00%	0.35%	to	2.55%	4.01%	to	6.29%
December 31, 2019	10,000	$13.52	to	$22.66	$151,270	0.00%	0.55%	to	2.85%	17.12%	to	19.89%
December 31, 2018	9,607	$11.54	to	$19.16	$122,382	0.00%	0.55%	to	2.85%	-7.72%	to	-5.52%
December 31, 2017	10,483	$12.51	to	$20.56	$142,719	0.00%	0.55%	to	2.85%	10.37%	to	12.97%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2021	35,165	$21.30	to	$31.09	$843,786	0.00%	0.55%	to	2.55%	14.07%	to	16.33%
December 31, 2020	38,270	$18.48	to	$27.09	$795,759	0.00%	0.55%	to	2.70%	10.36%	to	12.80%
December 31, 2019	41,084	$16.53	to	$24.35	$763,571	0.00%	0.55%	to	2.85%	18.76%	to	21.58%
December 31, 2018	40,025	$13.72	to	$20.31	$621,582	0.00%	0.55%	to	2.85%	-8.91%	to	-6.74%
December 31, 2017	42,944	$14.85	to	$22.08	$726,878	0.00%	0.55%	to	2.85%	14.54%	to	17.24%

A118

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Academic Strategies Asset Allocation Portfolio
December 31, 2021	16,045	$14.19	to	$19.67	$256,022	0.00%		0.55%	to	2.40%	9.80%	to	11.82%
December 31, 2020	17,949	$12.80	to	$17.83	$257,724	0.00%		0.55%	to	2.50%	1.67%	to	3.65%
December 31, 2019	19,467	$12.46	to	$17.44	$271,525	0.00%		0.55%	to	2.85%	12.75%	to	15.42%
December 31, 2018	18,241	$10.90	to	$15.32	$222,318	0.00%		0.55%	to	2.85%	-10.77%	to	-8.64%
December 31, 2017	23,441	$12.04	to	$17.01	$317,415	0.00%		0.55%	to	2.85%	9.39%	to	11.97%

	AST Balanced Asset Allocation Portfolio
December 31, 2021	36,045	$13.82	to	$26.27	$769,774	0.00%		0.35%	to	2.55%	10.04%	to	12.45%
December 31, 2020	40,432	$12.29	to	$23.74	$774,354	0.00%		0.35%	to	2.70%	8.75%	to	11.38%
December 31, 2019	43,887	$11.03	to	$21.65	$762,061	0.00%		0.35%	to	2.85%	10.20%	to	18.76%
December 31, 2018	44,995	$12.98	to	$18.48	$667,892	0.00%		0.55%	to	2.85%	-7.66%	to	-5.46%
December 31, 2017	48,857	$13.86	to	$19.82	$778,162	0.00%		0.55%	to	2.85%	11.64%	to	14.28%

	AST Preservation Asset Allocation Portfolio
December 31, 2021	27,147	$12.51	to	$19.81	$462,363	0.00%		0.35%	to	2.55%	3.60%	to	5.87%
December 31, 2020	29,998	$11.81	to	$18.93	$485,013	0.00%		0.35%	to	2.85%	5.97%	to	8.70%
December 31, 2019	31,603	$13.31	to	$17.70	$475,783	0.00%		0.55%	to	2.85%	11.47%	to	14.11%
December 31, 2018	32,524	$11.77	to	$15.72	$433,759	0.00%		0.55%	to	2.85%	-5.62%	to	-3.38%
December 31, 2017	36,076	$12.29	to	$16.50	$505,272	0.00%		0.55%	to	2.85%	7.00%	to	9.53%

	AST Fidelity Institutional AM® Quantitative Portfolio (merged October 15, 2021)
December 31, 2021	—	$15.55	to	$23.36	$—	0.00%		0.85%	to	2.40%	7.39%	to	8.68%
December 31, 2020	23,006	$14.48	to	$21.68	$388,502	0.00%		0.85%	to	2.85%	5.66%	to	7.83%
December 31, 2019	25,119	$13.63	to	$20.32	$394,718	0.00%		0.85%	to	2.85%	16.58%	to	18.98%
December 31, 2018	25,093	$11.63	to	$17.27	$335,136	0.00%		0.55%	to	2.85%	-10.39%	to	-8.25%
December 31, 2017	27,846	$12.92	to	$19.08	$410,656	0.00%		0.55%	to	2.85%	13.16%	to	15.83%

	AST Prudential Growth Allocation Portfolio
December 31, 2021	53,041	$13.35	to	$26.87	$1,145,059	0.00%		0.35%	to	2.55%	13.80%	to	16.29%
December 31, 2020	59,219	$11.48	to	$23.47	$1,106,366	0.00%		0.35%	to	2.85%	2.84%	to	5.49%
December 31, 2019	65,525	$14.36	to	$22.61	$1,168,279	0.00%		0.55%	to	2.85%	15.78%	to	18.52%
December 31, 2018	64,493	$12.34	to	$19.34	$981,859	0.00%		0.55%	to	2.85%	-10.24%	to	-8.11%
December 31, 2017	74,417	$13.67	to	$21.34	$1,248,726	0.00%		0.55%	to	2.85%	12.80%	to	15.46%

	AST Advanced Strategies Portfolio
December 31, 2021	29,141	$14.03	to	$28.76	$653,220	0.00%		0.35%	to	2.40%	11.16%	to	13.43%
December 31, 2020	32,733	$12.37	to	$25.76	$650,283	0.00%		0.35%	to	2.85%	7.53%	to	10.29%
December 31, 2019	36,240	$15.66	to	$23.73	$658,749	0.00%		0.55%	to	2.85%	18.39%	to	21.19%
December 31, 2018	37,243	$13.04	to	$19.85	$567,375	0.00%		0.55%	to	2.85%	-8.58%	to	-6.41%
December 31, 2017	41,197	$14.06	to	$21.51	$680,482	0.00%		0.55%	to	2.85%	13.60%	to	16.28%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2021	3,044	$17.36	to	$73.86	$138,185	0.00%		0.35%	to	2.30%	14.42%	to	16.70%
December 31, 2020	2,941	$14.92	to	$64.30	$125,572	0.00%		0.35%	to	2.45%	36.38%	to	39.32%
December 31, 2019	3,187	$10.74	to	$46.89	$106,330	0.00%		0.35%	to	2.85%	7.75%	to	27.52%
December 31, 2018	3,097	$15.05	to	$37.28	$84,917	0.00%		0.55%	to	2.85%	0.89%	to	3.29%
December 31, 2017	3,188	$14.62	to	$36.60	$86,682	0.00%		0.55%	to	2.85%	33.97%	to	37.13%

	AST Government Money Market Portfolio
December 31, 2021	5,069	$7.73	to	$9.95	$47,531	0.00%	(1)	0.48%	to	2.45%	-2.45%	to	-0.48%
December 31, 2020	5,655	$7.93	to	$10.00	$53,123	0.12%		0.48%	to	2.45%	-2.23%	to	-0.26%
December 31, 2019	2,484	$8.11	to	$10.02	$23,074	1.68%		0.48%	to	2.45%	-0.80%	to	1.13%
December 31, 2018	2,871	$8.17	to	$9.92	$26,432	1.32%		0.55%	to	2.45%	-1.20%	to	0.74%
December 31, 2017	1,958	$8.08	to	$9.86	$17,759	0.34%		0.55%	to	2.55%	-2.15%	to	-0.21%

	AST Small-Cap Growth Portfolio
December 31, 2021	910	$15.89	to	$57.39	$34,016	0.00%		0.35%	to	2.30%	2.13%	to	4.17%
December 31, 2020	903	$15.31	to	$55.97	$33,902	0.00%		0.35%	to	2.45%	44.76%	to	47.87%
December 31, 2019	1,038	$10.38	to	$38.45	$27,923	0.00%		0.35%	to	2.85%	3.62%	to	29.40%
December 31, 2018	1,038	$11.94	to	$30.13	$22,087	0.00%		0.55%	to	2.85%	-11.03%	to	-8.91%
December 31, 2017	1,070	$13.15	to	$33.54	$25,377	0.00%		0.55%	to	2.85%	20.39%	to	23.24%

A119

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2021	15,544	$10.61	to	$16.38	$200,011	0.00%	0.35%	to	2.55%	-3.59%	to	-1.48%
December 31, 2020	15,205	$10.81	to	$16.76	$199,391	0.00%	0.35%	to	2.85%	4.31%	to	6.99%
December 31, 2019	15,500	$10.13	to	$15.79	$191,075	0.00%	0.35%	to	2.85%	0.97%	to	8.62%
December 31, 2018	15,039	$9.94	to	$14.62	$171,480	0.00%	0.55%	to	2.85%	-3.51%	to	-1.21%
December 31, 2017	17,408	$10.15	to	$14.89	$203,122	0.00%	0.55%	to	2.85%	1.40%	to	3.79%

	AST International Value Portfolio
December 31, 2021	1,061	$10.89	to	$17.63	$14,537	0.00%	0.48%	to	2.55%	4.97%	to	7.12%
December 31, 2020	1,159	$10.29	to	$16.69	$14,824	0.00%	0.48%	to	2.55%	-3.08%	to	-1.08%
December 31, 2019	1,154	$10.53	to	$17.12	$14,999	0.00%	0.48%	to	2.70%	7.85%	to	19.36%
December 31, 2018	1,024	$8.93	to	$14.54	$11,239	0.00%	0.55%	to	2.70%	-18.41%	to	-16.60%
December 31, 2017	1,067	$10.84	to	$17.68	$14,123	0.00%	0.55%	to	2.70%	19.51%	to	22.14%

	AST International Growth Portfolio
December 31, 2021	1,242	$15.87	to	$32.34	$30,197	0.00%	0.48%	to	2.55%	9.70%	to	11.96%
December 31, 2020	1,291	$14.20	to	$29.31	$28,471	0.00%	0.48%	to	2.55%	28.06%	to	30.69%
December 31, 2019	1,444	$10.89	to	$22.75	$24,732	0.00%	0.48%	to	2.55%	10.22%	to	31.38%
December 31, 2018	1,476	$10.39	to	$17.56	$19,291	0.00%	0.55%	to	2.55%	-15.50%	to	-13.81%
December 31, 2017	1,388	$12.16	to	$20.65	$21,230	0.00%	0.55%	to	2.55%	32.07%	to	34.68%

	AST Investment Grade Bond Portfolio
December 31, 2021	4,367	$12.14	to	$20.26	$72,288	0.00%	0.85%	to	2.25%	-4.37%	to	-3.00%
December 31, 2020	4,906	$12.60	to	$20.94	$84,251	0.00%	0.35%	to	2.25%	13.85%	to	16.06%
December 31, 2019	7,404	$11.08	to	$18.19	$109,751	0.00%	0.55%	to	2.25%	8.73%	to	10.62%
December 31, 2018	50,427	$10.16	to	$16.54	$611,859	0.00%	0.55%	to	2.25%	-2.52%	to	-0.82%
December 31, 2017	6,925	$10.39	to	$16.78	$94,733	0.00%	0.85%	to	2.25%	1.97%	to	3.43%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2021	9,539	$10.73	to	$15.71	$134,962	0.00%	0.35%	to	2.30%	-4.49%	to	-2.58%
December 31, 2020	9,362	$11.05	to	$16.23	$137,138	0.00%	0.35%	to	2.85%	5.03%	to	7.73%
December 31, 2019	9,418	$10.29	to	$15.16	$128,739	0.00%	0.35%	to	2.85%	2.43%	to	11.68%
December 31, 2018	9,301	$10.58	to	$13.64	$114,486	0.00%	0.55%	to	2.85%	-5.07%	to	-2.80%
December 31, 2017	5,999	$10.92	to	$14.09	$76,488	0.00%	0.55%	to	2.85%	3.29%	to	5.72%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2021	498	$12.65	to	$31.25	$10,472	0.00%	0.48%	to	2.30%	23.98%	to	26.29%
December 31, 2020	552	$10.03	to	$25.10	$9,327	0.00%	0.48%	to	2.45%	-5.32%	to	-3.41%
December 31, 2019	490	$10.41	to	$26.37	$8,790	0.00%	0.48%	to	2.85%	3.77%	to	24.44%
December 31, 2018	476	$10.44	to	$21.49	$6,999	0.00%	0.55%	to	2.85%	-7.44%	to	-5.24%
December 31, 2017	563	$11.05	to	$22.99	$8,894	0.00%	0.55%	to	2.85%	7.73%	to	10.28%

	AST Emerging Markets Equity Portfolio
December 31, 2021	2,906	$9.27	to	$15.50	$31,634	0.00%	0.48%	to	2.55%	-2.30%	to	-0.29%
December 31, 2020	2,954	$9.35	to	$15.77	$32,397	0.00%	0.48%	to	2.85%	1.09%	to	3.56%
December 31, 2019	2,446	$9.24	to	$15.45	$25,714	0.00%	0.48%	to	2.85%	5.94%	to	12.72%
December 31, 2018	2,114	$8.22	to	$13.89	$19,786	0.00%	0.55%	to	2.85%	-16.51%	to	-14.52%
December 31, 2017	2,536	$9.64	to	$16.48	$28,053	0.00%	0.55%	to	2.85%	22.79%	to	25.68%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2021	1,335	$13.40	to	$40.36	$38,343	0.00%	0.48%	to	2.30%	23.73%	to	26.03%
December 31, 2020	1,573	$10.65	to	$32.49	$36,840	0.00%	0.48%	to	2.45%	-0.07%	to	1.94%
December 31, 2019	1,475	$10.47	to	$32.33	$34,289	0.00%	0.48%	to	2.70%	4.13%	to	21.96%
December 31, 2018	1,371	$11.49	to	$26.88	$26,493	0.00%	0.55%	to	2.70%	-16.40%	to	-14.54%
December 31, 2017	1,537	$13.48	to	$31.89	$35,213	0.00%	0.55%	to	2.70%	9.17%	to	11.57%

	AST AllianzGI World Trends Portfolio
December 31, 2021	21,832	$15.92	to	$22.77	$408,043	0.00%	0.55%	to	2.40%	8.54%	to	10.54%
December 31, 2020	24,257	$14.67	to	$20.89	$411,855	0.00%	0.55%	to	2.85%	10.85%	to	13.47%
December 31, 2019	26,975	$13.17	to	$18.66	$406,370	0.00%	0.55%	to	2.85%	14.68%	to	17.40%
December 31, 2018	27,004	$11.42	to	$16.12	$350,824	0.00%	0.55%	to	2.85%	-10.54%	to	-8.41%
December 31, 2017	30,616	$12.70	to	$17.84	$439,420	0.00%	0.55%	to	2.85%	12.93%	to	15.59%
A120

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Global Thematic Portfolio
December 31, 2021	11,794	$18.01	to	$26.49	$240,890	0.00%	0.55%	to	2.40%	9.78%	to	11.80%
December 31, 2020	12,962	$16.37	to	$24.03	$237,986	0.00%	0.55%	to	2.45%	10.39%	to	12.54%
December 31, 2019	14,054	$14.68	to	$21.65	$231,136	0.00%	0.55%	to	2.85%	16.03%	to	18.77%
December 31, 2018	13,554	$12.47	to	$18.48	$190,855	0.00%	0.55%	to	2.85%	-10.03%	to	-7.88%
December 31, 2017	14,487	$13.66	to	$20.34	$224,714	0.00%	0.55%	to	2.85%	13.63%	to	16.31%

	AST Goldman Sachs Multi-Asset Portfolio (merged February 19, 2021)
December 31, 2021	—	$13.74	to	$18.76	$—	0.00%	0.55%	to	2.40%	1.56%	to	1.81%
December 31, 2020	14,922	$13.53	to	$18.46	$220,059	0.00%	0.55%	to	2.45%	6.30%	to	8.37%
December 31, 2019	16,100	$12.67	to	$17.27	$220,936	0.00%	0.55%	to	2.85%	12.72%	to	15.38%
December 31, 2018	14,916	$11.08	to	$15.17	$179,187	0.00%	0.55%	to	2.85%	-9.72%	to	-7.57%
December 31, 2017	17,514	$12.10	to	$16.65	$231,540	0.00%	0.55%	to	2.85%	9.09%	to	11.67%

	ProFund VP Consumer Services
December 31, 2021	15	$15.71	to	$49.48	$615	0.00%	0.35%	to	1.50%	8.60%	to	9.84%
December 31, 2020	15	$14.30	to	$45.14	$537	0.00%	0.35%	to	1.50%	26.45%	to	27.89%
December 31, 2019	14	$11.18	to	$35.37	$387	0.00%	0.35%	to	1.50%	12.25%	to	23.95%
December 31, 2018	11	$25.39	to	$28.53	$272	0.00%	0.55%	to	1.50%	-0.88%	to	0.06%
December 31, 2017	10	$25.61	to	$28.51	$265	0.00%	0.55%	to	1.50%	16.62%	to	17.72%

	ProFund VP Consumer Goods
December 31, 2021	3	$31.80	to	$31.80	$97	0.43%	1.50%	to	1.50%	17.88%	to	17.88%
December 31, 2020	3	$26.98	to	$26.98	$81	0.77%	1.50%	to	1.50%	29.12%	to	29.12%
December 31, 2019	3	$20.89	to	$20.89	$73	1.47%	1.50%	to	1.50%	24.69%	to	24.69%
December 31, 2018	6	$16.76	to	$16.76	$101	1.22%	1.50%	to	1.50%	-16.07%	to	-16.07%
December 31, 2017	8	$19.22	to	$19.96	$156	0.82%	1.50%	to	1.90%	12.92%	to	13.36%

	ProFund VP Financials
December 31, 2021	20	$16.87	to	$17.81	$347	0.35%	1.50%	to	1.90%	27.68%	to	28.18%
December 31, 2020	23	$13.22	to	$24.02	$316	0.65%	0.55%	to	1.90%	-3.60%	to	-2.31%
December 31, 2019	22	$13.71	to	$24.59	$338	0.52%	0.55%	to	1.90%	27.84%	to	29.55%
December 31, 2018	26	$10.72	to	$18.98	$311	0.38%	0.55%	to	1.90%	-12.11%	to	-10.92%
December 31, 2017	24	$12.20	to	$21.31	$328	0.34%	0.55%	to	1.90%	15.99%	to	17.54%

	ProFund VP Health Care
December 31, 2021	12	$15.28	to	$44.18	$494	0.04%	0.35%	to	1.90%	19.27%	to	21.11%
December 31, 2020	13	$12.61	to	$36.55	$413	0.00%	0.35%	to	1.90%	12.30%	to	14.04%
December 31, 2019	13	$11.06	to	$32.12	$357	0.00%	0.35%	to	1.90%	10.35%	to	18.71%
December 31, 2018	9	$24.11	to	$27.06	$216	0.00%	0.55%	to	1.90%	2.48%	to	3.86%
December 31, 2017	9	$23.53	to	$26.05	$224	0.00%	0.55%	to	1.90%	18.67%	to	20.25%

	ProFund VP Industrials
December 31, 2021	17	$26.11	to	$27.55	$456	0.00%	1.50%	to	1.90%	14.23%	to	14.68%
December 31, 2020	17	$12.84	to	$24.03	$408	0.21%	0.35%	to	1.90%	14.58%	to	16.35%
December 31, 2019	17	$19.95	to	$20.89	$352	0.00%	1.50%	to	1.90%	28.06%	to	28.56%
December 31, 2018	27	$15.58	to	$16.25	$432	0.11%	1.50%	to	1.90%	-14.40%	to	-14.06%
December 31, 2017	31	$18.20	to	$18.90	$587	0.20%	1.50%	to	1.90%	20.12%	to	20.59%

	ProFund VP Mid-Cap Growth
December 31, 2021	5	$27.61	to	$29.13	$137	0.00%	1.50%	to	1.90%	14.79%	to	15.24%
December 31, 2020	4	$24.05	to	$25.28	$112	0.00%	1.50%	to	1.90%	18.64%	to	19.11%
December 31, 2019	7	$20.27	to	$21.23	$140	0.00%	1.50%	to	1.90%	21.93%	to	22.41%
December 31, 2018	11	$16.63	to	$17.34	$195	0.00%	1.50%	to	1.90%	-13.63%	to	-13.29%
December 31, 2017	15	$19.25	to	$20.00	$309	0.00%	1.50%	to	1.90%	16.11%	to	16.56%

	ProFund VP Mid-Cap Value
December 31, 2021	11	$23.20	to	$24.48	$272	0.26%	1.50%	to	1.90%	26.14%	to	26.63%
December 31, 2020	12	$18.39	to	$19.33	$232	0.44%	1.50%	to	1.90%	0.39%	to	0.79%
December 31, 2019	17	$18.32	to	$19.18	$316	0.21%	1.50%	to	1.90%	21.77%	to	22.25%
December 31, 2018	14	$15.04	to	$15.69	$215	0.10%	1.50%	to	1.90%	-14.92%	to	-14.58%
December 31, 2017	12	$17.68	to	$18.37	$229	0.31%	1.50%	to	1.90%	8.55%	to	8.98%

A121

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Real Estate
December 31, 2021	10	$19.62	to	$19.62	$196	0.03%	1.50%	to	1.50%	35.05%	to	35.05%
December 31, 2020	10	$14.53	to	$14.53	$151	1.65%	1.50%	to	1.50%	-7.68%	to	-7.68%
December 31, 2019	9	$15.74	to	$15.74	$137	1.69%	1.50%	to	1.50%	24.89%	to	24.89%
December 31, 2018	9	$12.60	to	$12.60	$118	2.16%	1.50%	to	1.50%	-7.10%	to	-7.10%
December 31, 2017	10	$13.56	to	$13.56	$130	0.98%	1.50%	to	1.50%	6.46%	to	6.46%

	ProFund VP Small-Cap Growth
December 31, 2021	3	$30.16	to	$31.82	$104	0.00%	1.50%	to	1.90%	18.39%	to	18.86%
December 31, 2020	3	$25.47	to	$26.78	$87	0.00%	1.50%	to	1.90%	15.20%	to	15.66%
December 31, 2019	6	$22.11	to	$23.15	$135	0.00%	1.50%	to	1.90%	16.90%	to	17.36%
December 31, 2018	9	$18.92	to	$19.73	$174	0.00%	1.50%	to	1.90%	-7.52%	to	-7.15%
December 31, 2017	9	$20.45	to	$21.25	$197	0.00%	1.50%	to	1.90%	10.87%	to	11.30%

	ProFund VP Small-Cap Value
December 31, 2021	9	$23.70	to	$25.01	$228	0.08%	1.50%	to	1.90%	26.16%	to	26.66%
December 31, 2020	10	$18.79	to	$19.75	$196	0.03%	1.50%	to	1.90%	-0.82%	to	-0.43%
December 31, 2019	12	$18.94	to	$19.83	$228	0.00%	1.50%	to	1.90%	20.28%	to	20.75%
December 31, 2018	9	$15.75	to	$16.42	$154	0.00%	1.50%	to	1.90%	-15.82%	to	-15.49%
December 31, 2017	2	$18.71	to	$19.43	$47	0.01%	1.50%	to	1.90%	7.67%	to	8.09%

	ProFund VP Telecommunications
December 31, 2021	2	$14.33	to	$14.33	$28	1.09%	1.50%	to	1.50%	16.66%	to	16.66%
December 31, 2020	2	$12.28	to	$12.28	$25	0.90%	1.50%	to	1.50%	1.63%	to	1.63%
December 31, 2019	2	$12.08	to	$12.08	$23	3.39%	1.50%	to	1.50%	13.07%	to	13.07%
December 31, 2018	3	$10.69	to	$10.69	$35	5.90%	1.50%	to	1.50%	-16.37%	to	-16.37%
December 31, 2017	4	$12.78	to	$12.78	$48	4.52%	1.50%	to	1.50%	-3.57%	to	-3.57%

	ProFund VP Utilities
December 31, 2021	10	$19.89	to	$19.89	$208	1.51%	1.50%	to	1.50%	13.70%	to	13.70%
December 31, 2020	11	$17.49	to	$17.49	$191	1.71%	1.50%	to	1.50%	-3.84%	to	-3.84%
December 31, 2019	9	$18.19	to	$18.19	$159	1.76%	1.50%	to	1.50%	21.06%	to	21.06%
December 31, 2018	5	$15.03	to	$15.03	$72	2.05%	1.50%	to	1.50%	1.36%	to	1.36%
December 31, 2017	5	$14.27	to	$14.83	$76	2.25%	1.50%	to	1.90%	8.58%	to	9.01%

	ProFund VP Large-Cap Growth
December 31, 2021	7	$38.83	to	$40.97	$291	0.00%	1.50%	to	1.90%	27.44%	to	27.94%
December 31, 2020	8	$15.05	to	$32.03	$256	0.00%	0.35%	to	1.90%	28.49%	to	30.47%
December 31, 2019	9	$23.71	to	$24.83	$231	0.00%	1.50%	to	1.90%	26.49%	to	26.99%
December 31, 2018	9	$18.75	to	$19.55	$172	0.00%	1.50%	to	1.90%	-3.70%	to	-3.32%
December 31, 2017	10	$19.47	to	$20.22	$206	0.00%	1.50%	to	1.90%	22.96%	to	23.45%

	ProFund VP Large-Cap Value
December 31, 2021	13	$19.22	to	$20.28	$256	0.93%	1.50%	to	1.90%	20.63%	to	21.11%
December 31, 2020	13	$15.93	to	$16.74	$217	1.19%	1.50%	to	1.90%	-1.92%	to	-1.54%
December 31, 2019	14	$16.24	to	$17.01	$240	1.06%	1.50%	to	1.90%	27.35%	to	27.86%
December 31, 2018	9	$12.75	to	$13.30	$124	0.86%	1.50%	to	1.90%	-12.30%	to	-11.96%
December 31, 2017	11	$14.54	to	$15.11	$163	1.07%	1.50%	to	1.90%	11.32%	to	11.76%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2021	1,183	$19.35	to	$61.23	$53,221	0.00%	0.48%	to	2.30%	13.06%	to	15.17%
December 31, 2020	1,206	$16.83	to	$53.20	$48,527	0.00%	0.48%	to	2.25%	50.58%	to	53.30%
December 31, 2019	1,133	$11.00	to	$34.75	$32,555	0.00%	0.48%	to	2.70%	10.47%	to	31.87%
December 31, 2018	1,077	$13.70	to	$26.47	$24,467	0.00%	0.55%	to	2.70%	-4.28%	to	-2.15%
December 31, 2017	1,073	$14.05	to	$27.17	$25,541	0.00%	0.55%	to	2.70%	32.17%	to	35.08%

	AST Bond Portfolio 2021 (liquidated December 31, 2021)
December 31, 2021	—	$11.97	to	$13.15	$—	0.00%	1.75%	to	2.55%	-4.33%	to	-3.58%
December 31, 2020	922	$11.98	to	$13.63	$11,870	0.00%	1.75%	to	2.70%	0.37%	to	1.38%
December 31, 2019	322	$11.75	to	$13.45	$4,076	0.00%	1.75%	to	2.85%	2.07%	to	3.26%
December 31, 2018	496	$11.52	to	$13.02	$5,938	0.00%	1.75%	to	2.85%	-2.80%	to	-1.66%
December 31, 2017	628	$11.85	to	$13.24	$7,715	0.00%	1.75%	to	2.85%	-1.31%	to	-0.16%

A122

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT International Equity Fund (Class 1)
December 31, 2021	1	$19.07	to	$19.07	$18	1.25%	1.75%	to	1.75%	5.54%	to	5.54%
December 31, 2020	1	$18.07	to	$18.07	$22	2.65%	1.75%	to	1.75%	3.08%	to	3.08%
December 31, 2019	3	$17.53	to	$17.53	$50	4.13%	1.75%	to	1.75%	13.52%	to	13.52%
December 31, 2018	3	$15.44	to	$15.44	$39	11.56%	1.75%	to	1.75%	-18.30%	to	-18.30%
December 31, 2017	2	$18.90	to	$18.90	$46	3.04%	1.75%	to	1.75%	22.72%	to	22.72%

	Allspring VT Omega Growth Fund (Class 1)
December 31, 2021	74	$8.51	to	$8.92	$635	0.00%	1.50%	to	1.75%	13.29%	to	13.57%
December 31, 2020	91	$7.51	to	$7.85	$689	0.00%	1.50%	to	1.75%	40.94%	to	41.29%
December 31, 2019	104	$5.33	to	$5.56	$558	0.00%	1.50%	to	1.75%	35.03%	to	35.36%
December 31, 2018	105	$3.95	to	$4.11	$414	0.00%	1.50%	to	1.75%	-1.22%	to	-0.98%
December 31, 2017	106	$4.00	to	$4.15	$423	0.24%	1.50%	to	1.75%	32.64%	to	32.96%

	AST Bond Portfolio 2022
December 31, 2021	704	$11.36	to	$12.39	$8,410	0.00%	1.75%	to	2.55%	-3.39%	to	-2.63%
December 31, 2020	190	$11.33	to	$12.49	$2,328	0.00%	1.90%	to	2.85%	2.01%	to	3.01%
December 31, 2019	284	$11.11	to	$12.12	$3,323	0.00%	1.90%	to	2.85%	2.87%	to	3.88%
December 31, 2018	429	$10.80	to	$11.67	$4,816	0.00%	1.90%	to	2.85%	-3.01%	to	-2.05%
December 31, 2017	617	$11.13	to	$11.92	$7,200	0.00%	1.90%	to	2.85%	-1.32%	to	-0.36%

	AST Quantitative Modeling Portfolio
December 31, 2021	5,100	$13.41	to	$22.99	$95,232	0.00%	0.48%	to	2.40%	12.74%	to	14.89%
December 31, 2020	4,800	$11.69	to	$20.02	$81,046	0.00%	0.48%	to	2.40%	8.96%	to	11.04%
December 31, 2019	4,024	$10.55	to	$18.04	$66,031	0.00%	0.48%	to	2.40%	5.73%	to	20.54%
December 31, 2018	3,832	$11.57	to	$14.97	$52,994	0.00%	0.55%	to	2.40%	-8.73%	to	-7.04%
December 31, 2017	2,824	$12.49	to	$16.10	$42,014	0.00%	0.55%	to	2.40%	15.43%	to	17.54%

	AST BlackRock Global Strategies Portfolio
December 31, 2021	9,928	$12.62	to	$17.31	$153,966	0.00%	0.35%	to	2.35%	9.11%	to	11.28%
December 31, 2020	10,816	$11.34	to	$15.59	$151,787	0.00%	0.35%	to	2.35%	2.33%	to	4.37%
December 31, 2019	11,474	$12.62	to	$14.97	$155,803	0.00%	0.55%	to	2.55%	14.70%	to	16.97%
December 31, 2018	11,402	$11.00	to	$12.79	$133,698	0.00%	0.55%	to	2.55%	-7.65%	to	-5.80%
December 31, 2017	12,231	$11.91	to	$13.58	$153,792	0.00%	0.55%	to	2.55%	9.82%	to	11.99%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2021	4	$37.12	to	$38.07	$147	0.25%	1.50%	to	1.75%	22.91%	to	23.22%
December 31, 2020	5	$30.20	to	$30.90	$147	0.70%	1.50%	to	1.75%	19.24%	to	19.53%
December 31, 2019	6	$25.33	to	$25.85	$164	0.55%	1.50%	to	1.75%	29.54%	to	29.86%
December 31, 2018	6	$19.55	to	$19.91	$127	0.43%	1.50%	to	1.75%	-8.54%	to	-8.31%
December 31, 2017	8	$21.38	to	$21.71	$171	0.87%	1.50%	to	1.75%	18.65%	to	18.95%

	AST Prudential Core Bond Portfolio
December 31, 2021	3,528	$10.47	to	$13.25	$42,755	0.00%	0.48%	to	2.30%	-3.61%	to	-1.81%
December 31, 2020	3,604	$10.68	to	$13.51	$44,784	0.00%	0.48%	to	2.70%	3.19%	to	5.54%
December 31, 2019	2,968	$10.14	to	$12.81	$35,623	0.00%	0.48%	to	2.70%	1.09%	to	9.15%
December 31, 2018	2,551	$10.03	to	$11.74	$28,280	0.00%	0.55%	to	2.70%	-3.51%	to	-1.36%
December 31, 2017	2,337	$10.40	to	$11.90	$26,414	0.00%	0.55%	to	2.70%	2.82%	to	5.09%

	AST Bond Portfolio 2023
December 31, 2021	47	$9.88	to	$11.17	$479	0.00%	1.30%	to	2.55%	-4.15%	to	-2.96%
December 31, 2020	51	$10.31	to	$11.51	$539	0.00%	1.30%	to	2.55%	4.12%	to	5.40%
December 31, 2019	54	$9.90	to	$10.92	$543	0.00%	1.30%	to	2.55%	3.86%	to	5.14%
December 31, 2018	110	$9.53	to	$10.39	$1,090	0.00%	1.30%	to	2.55%	-2.76%	to	-1.55%
December 31, 2017	131	$9.80	to	$10.55	$1,333	0.00%	1.30%	to	2.55%	-0.83%	to	0.39%

	AST MFS Growth Allocation Portfolio
December 31, 2021	4,841	$14.16	to	$21.10	$90,401	0.00%	0.35%	to	2.40%	12.15%	to	14.44%
December 31, 2020	5,117	$12.37	to	$18.48	$84,184	0.00%	0.35%	to	2.85%	6.74%	to	9.49%
December 31, 2019	4,961	$11.30	to	$16.91	$75,361	0.00%	0.35%	to	2.85%	12.85%	to	22.09%
December 31, 2018	4,069	$11.85	to	$13.85	$51,311	0.00%	0.55%	to	2.85%	-10.90%	to	-8.78%
December 31, 2017	4,641	$13.30	to	$15.18	$64,866	0.00%	0.55%	to	2.85%	13.18%	to	15.85%

A123

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2021	138	$10.38	to	$12.86	$1,589	0.00%	0.48%	to	1.95%	-4.94%	to	-3.51%
December 31, 2020	110	$10.92	to	$13.36	$1,344	0.00%	0.48%	to	1.95%	5.35%	to	6.93%
December 31, 2019	89	$10.28	to	$12.52	$1,035	0.00%	0.48%	to	1.95%	2.98%	to	14.22%
December 31, 2018	72	$9.21	to	$10.99	$728	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	68	$10.06	to	$11.86	$749	0.00%	0.55%	to	1.95%	7.18%	to	8.70%

	AST MFS Large-Cap Value Portfolio
December 31, 2021	1,225	$13.59	to	$28.82	$28,647	0.00%	0.48%	to	2.30%	22.18%	to	24.45%
December 31, 2020	1,176	$10.94	to	$23.17	$23,229	0.00%	0.48%	to	2.45%	1.35%	to	3.40%
December 31, 2019	1,033	$10.60	to	$22.43	$20,655	0.00%	0.48%	to	2.45%	6.32%	to	28.64%
December 31, 2018	893	$11.87	to	$17.44	$14,199	0.00%	0.55%	to	2.85%	-12.73%	to	-10.65%
December 31, 2017	972	$13.33	to	$19.51	$17,578	0.00%	0.55%	to	2.85%	14.01%	to	16.70%

	AST Bond Portfolio 2024
December 31, 2021	—	$10.42	to	$10.42	$—	0.00%	1.90%	to	1.90%	-4.22%	to	-4.22%
December 31, 2020	22	$10.40	to	$11.44	$242	0.00%	1.30%	to	2.45%	5.99%	to	7.26%
December 31, 2019	107	$9.81	to	$10.66	$1,098	0.00%	1.30%	to	2.45%	5.31%	to	6.57%
December 31, 2018	434	$9.32	to	$10.00	$4,129	0.00%	1.30%	to	2.45%	-3.09%	to	-1.93%
December 31, 2017	432	$9.61	to	$10.20	$4,241	0.00%	1.30%	to	2.45%	-0.80%	to	0.38%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2021	933	$13.76	to	$27.76	$22,738	0.00%	0.48%	to	2.30%	23.61%	to	25.91%
December 31, 2020	972	$10.95	to	$22.06	$19,094	0.00%	0.48%	to	2.45%	2.16%	to	4.23%
December 31, 2019	894	$10.53	to	$21.18	$17,386	0.00%	0.48%	to	2.85%	5.92%	to	30.31%
December 31, 2018	770	$13.08	to	$16.26	$11,691	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	931	$13.85	to	$17.16	$15,029	0.00%	0.55%	to	2.85%	15.04%	to	17.75%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2021	170,627	$13.10	to	$14.07	$2,234,643	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%
December 31, 2020	182,479	$13.40	to	$14.28	$2,445,519	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	174,543	$12.13	to	$12.82	$2,116,572	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	137,940	$10.41	to	$10.92	$1,436,314	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	113,950	$11.24	to	$11.70	$1,281,280	0.00%	1.10%	to	1.90%	6.66%	to	7.53%

	AST Large-Cap Core Portfolio
December 31, 2021	1,598	$10.58	to	$29.28	$41,496	0.00%	0.35%	to	2.30%	4.94%	to	27.39%
December 31, 2020	267	$11.89	to	$23.03	$4,940	0.00%	0.48%	to	1.95%	8.98%	to	10.61%
December 31, 2019	96	$10.77	to	$20.84	$1,804	0.00%	0.48%	to	1.95%	7.89%	to	24.50%
December 31, 2018	75	$12.76	to	$16.74	$1,197	0.00%	0.55%	to	1.95%	-8.97%	to	-7.66%
December 31, 2017	63	$13.85	to	$18.13	$1,090	0.00%	0.55%	to	1.95%	19.05%	to	20.74%

	AST Bond Portfolio 2025
December 31, 2021	13	$11.87	to	$12.30	$163	0.00%	1.90%	to	2.30%	-5.09%	to	-4.67%
December 31, 2020	17	$12.37	to	$12.90	$222	0.00%	1.90%	to	2.45%	8.62%	to	9.27%
December 31, 2019	62	$11.11	to	$11.78	$719	0.00%	1.90%	to	2.85%	5.62%	to	6.65%
December 31, 2018	227	$10.52	to	$11.05	$2,469	0.00%	1.90%	to	2.85%	-3.58%	to	-2.63%
December 31, 2017	28	$10.91	to	$11.16	$303	0.00%	2.30%	to	2.85%	-1.07%	to	-0.51%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2021	16,105	$14.70	to	$19.95	$299,082	0.00%	0.35%	to	1.95%	13.46%	to	15.31%
December 31, 2020	17,091	$12.74	to	$17.34	$278,303	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	16,861	$11.25	to	$15.33	$244,963	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	10,900	$11.53	to	$12.36	$128,786	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	8,173	$12.74	to	$13.46	$105,998	0.00%	0.55%	to	1.95%	18.06%	to	19.74%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2021	1,038	$13.58	to	$18.81	$18,637	0.00%	0.48%	to	0.86%	12.20%	to	12.63%
December 31, 2020	1,069	$12.08	to	$16.77	$17,221	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	715	$10.53	to	$14.64	$10,229	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	563	$11.60	to	$12.10	$6,668	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	528	$12.60	to	$13.14	$6,781	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
A124

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2021	1,513	$12.75	to	$16.88	$23,942	0.00%	0.48%	to	0.86%	12.35%	to	12.78%
December 31, 2020	1,588	$11.33	to	$14.98	$22,540	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	1,170	$10.49	to	$13.85	$15,829	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	1,077	$11.40	to	$12.12	$12,900	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	922	$12.30	to	$13.04	$11,889	0.00%	0.55%	to	0.86%	15.96%	to	16.32%

	AST Franklin 85/15 Diversified Allocation Portfolio
December 31, 2021	3,996	$15.24	to	$16.86	$63,089	0.00%	0.55%	to	1.95%	18.54%	to	20.23%
December 31, 2020	4,165	$12.86	to	$14.02	$55,186	0.00%	0.55%	to	1.95%	4.00%	to	5.49%
December 31, 2019	4,211	$12.36	to	$13.29	$53,392	0.00%	0.55%	to	1.95%	15.95%	to	17.60%
December 31, 2018	3,258	$10.66	to	$11.30	$35,438	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	3,031	$11.59	to	$12.00	$35,642	0.00%	0.85%	to	1.95%	12.38%	to	13.63%

	AST Bond Portfolio 2026
December 31, 2021	40	$10.42	to	$10.72	$426	0.00%	1.90%	to	2.30%	-6.05%	to	-5.67%
December 31, 2020	126	$10.96	to	$11.80	$1,426	0.00%	1.30%	to	2.55%	7.93%	to	9.26%
December 31, 2019	978	$9.97	to	$10.80	$10,189	0.00%	1.30%	to	2.85%	6.89%	to	8.62%
December 31, 2018	1,788	$9.33	to	$9.94	$17,164	0.00%	1.30%	to	2.85%	-3.88%	to	-2.32%
December 31, 2017	1,676	$9.70	to	$10.18	$16,629	0.00%	1.30%	to	2.85%	-0.49%	to	1.11%

	AST Global Bond Portfolio
December 31, 2021	2,347	$9.68	to	$11.71	$24,692	0.00%	0.48%	to	2.30%	-3.73%	to	-1.93%
December 31, 2020	2,228	$10.06	to	$11.95	$24,090	0.00%	0.48%	to	2.30%	0.59%	to	3.99%
December 31, 2019	76	$9.96	to	$11.50	$861	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	65	$10.47	to	$10.81	$697	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	44	$10.28	to	$10.51	$456	0.00%	0.55%	to	0.86%	1.53%	to	1.84%

	AST QMA International Core Equity Portfolio
December 31, 2021	154	$12.49	to	$14.10	$2,036	0.00%	0.48%	to	0.86%	11.15%	to	11.58%
December 31, 2020	113	$11.22	to	$12.67	$1,362	0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	94	$10.60	to	$11.97	$1,085	0.00%	0.48%	to	0.86%	6.98%	to	16.21%
December 31, 2018	90	$9.66	to	$10.32	$886	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	66	$11.50	to	$12.29	$779	0.00%	0.55%	to	0.86%	23.52%	to	23.90%

	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2021	573	$13.33	to	$15.92	$8,783	0.83%	0.48%	to	0.86%	5.50%	to	5.90%
December 31, 2020	533	$12.61	to	$15.04	$7,828	1.46%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	427	$10.52	to	$12.53	$5,332	1.18%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	495	$10.59	to	$10.70	$5,280	0.84%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	336	$11.55	to	$11.64	$3,900	1.35%	0.55%	to	0.86%	12.73%	to	13.08%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
December 31, 2021	263	$11.56	to	$14.18	$3,481	2.67%	0.48%	to	0.86%	7.29%	to	7.70%
December 31, 2020	208	$10.75	to	$13.18	$2,647	3.26%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	199	$10.29	to	$12.60	$2,482	3.10%	0.48%	to	0.86%	2.82%	to	13.64%
December 31, 2018	195	$10.97	to	$11.08	$2,159	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	123	$11.64	to	$11.72	$1,434	3.85%	0.55%	to	0.86%	10.75%	to	11.09%

	AST Bond Portfolio 2027
December 31, 2021	101	$10.48	to	$10.86	$1,083	0.00%	1.75%	to	2.30%	-6.79%	to	-6.23%
December 31, 2020	144	$11.01	to	$11.84	$1,649	0.00%	1.30%	to	2.70%	8.85%	to	10.43%
December 31, 2019	532	$10.06	to	$10.72	$5,539	0.00%	1.30%	to	2.85%	7.53%	to	9.27%
December 31, 2018	1,345	$9.35	to	$9.81	$12,857	0.00%	1.30%	to	2.85%	-4.09%	to	-2.53%
December 31, 2017	1,311	$9.75	to	$10.07	$12,983	0.00%	1.30%	to	2.85%	-0.23%	to	1.37%

	NVIT Emerging Markets Fund (Class D)
December 31, 2021	26	$13.25	to	$13.49	$346	0.95%	1.40%	to	1.75%	-9.18%	to	-8.87%
December 31, 2020	26	$14.58	to	$14.81	$384	1.64%	1.40%	to	1.75%	10.98%	to	11.36%
December 31, 2019	37	$13.14	to	$13.30	$485	2.31%	1.40%	to	1.75%	20.47%	to	20.89%
December 31, 2018	35	$10.91	to	$11.00	$378	0.35%	1.40%	to	1.75%	-19.13%	to	-18.85%
December 31, 2017	34	$13.49	to	$13.55	$462	0.89%	1.40%	to	1.75%	38.68%	to	39.15%

A125

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2021	462	$10.89	to	$11.12	$5,106	0.00%	1.90%	to	2.30%	-6.65%	to	-6.26%
December 31, 2020	0	$11.60	to	$11.86	$—	0.00%	1.90%	to	2.45%	11.87%	to	12.50%
December 31, 2019	101	$10.37	to	$10.68	$1,062	0.00%	1.50%	to	2.45%	8.86%	to	9.94%
December 31, 2018	510	$9.52	to	$9.72	$4,901	0.00%	1.50%	to	2.45%	-4.47%	to	-3.51%
December 31, 2017	5	$9.97	to	$9.97	$46	0.00%	2.45%	to	2.45%	-0.30%	to	-0.30%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2021	—	$10.75	to	$11.71	$—	0.00%	1.15%	to	3.25%	-7.62%	to	-5.61%	(3)
December 31, 2020	—	$11.91	to	$12.29	$—	0.00%	1.50%	to	2.55%	13.40%	to	14.57%
December 31, 2019	377	$10.51	to	$10.73	$4,002	0.00%	1.50%	to	2.55%	9.51%	to	10.64%
December 31, 2018	16	$9.60	to	$9.65	$150	0.00%	1.90%	to	2.45%	-4.02%	to	-3.48%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2021	6,706	$15.21	to	$16.02	$104,104	0.00%	0.55%	to	1.95%	12.50%	to	14.11%
December 31, 2020	6,928	$13.52	to	$14.04	$95,070	0.00%	0.55%	to	1.95%	19.63%	to	21.33%
December 31, 2019	6,509	$11.30	to	$11.57	$74,239	0.00%	0.55%	to	1.95%	19.92%	to	21.63%
December 31, 2018	2,482	$9.42	to	$9.51	$23,479	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2021	276	$11.64	to	$12.07	$3,267	0.00%	1.30%	to	2.55%	-6.58%	to	-5.43%
December 31, 2020	759	$12.40	to	$12.77	$9,566	0.00%	1.30%	to	2.70%	11.42%	to	13.04%
December 31, 2019	173	$11.16	to	$11.29	$1,942	0.00%	1.30%	to	2.45%	11.60%	to	12.93%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2021	2,870	$16.00	to	$16.54	$46,632	0.00%	0.85%	to	1.95%	13.73%	to	15.01%
December 31, 2020	2,971	$14.07	to	$14.38	$42,221	0.00%	0.85%	to	1.95%	16.06%	to	17.36%
December 31, 2019	2,254	$12.12	to	$12.25	$27,463	0.00%	0.85%	to	1.95%	15.93%	to	17.13%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2021	2,079	$14.53	to	$15.02	$30,671	0.00%	0.85%	to	1.95%	9.41%	to	10.64%
December 31, 2020	2,108	$13.28	to	$13.58	$28,277	0.00%	0.85%	to	1.95%	13.50%	to	14.78%
December 31, 2019	1,561	$11.70	to	$11.83	$18,354	0.00%	0.85%	to	1.95%	12.97%	to	14.14%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Dimensional Global Core Allocation Portfolio (available November 18, 2019) (liquidated October 15, 2021)
December 31, 2021	—	$13.19	to	$13.34	$—	0.00%	0.85%	to	1.45%	13.23%	to	13.78%
December 31, 2020	42	$11.65	to	$11.73	$484	0.00%	0.85%	to	1.45%	13.07%	to	13.75%
December 31, 2019	1	$10.30	to	$10.30	$9	0.00%	1.45%	to	1.45%	3.02%	to	3.02%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2021	1,067	$10.25	to	$10.51	$11,044	0.00%	1.30%	to	2.55%	-7.14%	to	-5.99%
December 31, 2020	936	$11.04	to	$11.17	$10,389	0.00%	1.30%	to	2.55%	10.40%	to	11.76%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Shares) (available April 27, 2020)
December 31, 2021	41	$14.57	to	$14.62	$605	0.40%	0.48%	to	0.68%	8.25%	to	8.47%
December 31, 2020	16	$13.47	to	$13.48	$216	0.18%	0.48%	to	0.55%	32.65%	to	32.71%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A126

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (available April 27, 2020)
December 31, 2021	8	$16.90	to	$16.95	$137	0.03%	0.48%	to	0.66%	24.83%	to	25.05%
December 31, 2020	4	$13.54	to	$13.56	$56	0.00%	0.48%	to	0.66%	33.26%	to	33.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Shares) (available April 27, 2020)
December 31, 2021	220	$16.40	to	$16.51	$3,623	0.00%	0.48%	to	0.86%	12.45%	to	12.88%
December 31, 2020	103	$14.58	to	$14.62	$1,506	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Service Shares) (available April 27, 2020)
December 31, 2021	66	$16.66	to	$16.77	$1,102	0.00%	0.48%	to	0.86%	12.90%	to	13.33%
December 31, 2020	30	$14.77	to	$14.79	$443	0.00%	0.48%	to	0.73%	44.43%	to	44.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Service Shares) (available April 27, 2020)
December 31, 2021	27	$16.81	to	$16.92	$452	0.00%	0.48%	to	0.86%	0.70%	to	1.09%
December 31, 2020	12	$16.71	to	$16.74	$207	0.00%	0.48%	to	0.73%	61.84%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Shares) (available April 27, 2020)
December 31, 2021	9	$16.04	to	$16.09	$151	0.34%	0.48%	to	0.68%	23.67%	to	23.92%
December 31, 2020	9	$12.97	to	$12.99	$122	0.05%	0.48%	to	0.68%	27.88%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Shares) (available April 27, 2020)
December 31, 2021	314	$10.51	to	$10.58	$3,318	2.50%	0.48%	to	0.86%	-1.92%	to	-1.54%
December 31, 2020	169	$10.71	to	$10.74	$1,814	0.55%	0.48%	to	0.86%	7.38%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Shares) (available April 27, 2020)
December 31, 2021	77	$13.54	to	$13.60	$1,047	1.72%	0.48%	to	0.73%	13.00%	to	13.29%
December 31, 2020	43	$11.99	to	$12.01	$518	1.77%	0.48%	to	0.73%	18.37%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Shares) (available April 27, 2020)
December 31, 2021	139	$13.69	to	$13.77	$1,906	1.68%	0.48%	to	0.86%	12.84%	to	13.28%
December 31, 2020	58	$12.13	to	$12.16	$703	1.18%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2021	234	$12.37	to	$12.44	$2,901	1.86%	0.48%	to	0.86%	13.85%	to	14.29%
December 31, 2020	79	$10.87	to	$10.88	$864	2.46%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A127

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Washington Mutual Investors Fund (Class 4) (available August 17, 2020)
December 31, 2021	118	$14.05	to	$14.12	$1,669	1.91%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	22	$11.12	to	$11.13	$246	2.26%	0.48%	to	0.73%	11.08%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America (Class 4) (available August 17, 2020)
December 31, 2021	191	$9.97	to	$10.03	$1,916	2.15%	0.48%	to	0.86%	-1.44%	to	-1.06%
December 31, 2020	24	$10.12	to	$10.13	$247	3.15%	0.48%	to	0.73%	1.25%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Capital World Growth and Income Fund (Class 4) (available August 17, 2020)
December 31, 2021	43	$12.87	to	$12.93	$559	2.12%	0.48%	to	0.86%	13.48%	to	13.91%
December 31, 2020	5	$11.35	to	$11.35	$55	1.00%	0.48%	to	0.55%	13.12%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2021	19	$13.16	to	$13.19	$255	0.00%	0.48%	to	0.66%	5.72%	to	5.92%
December 31, 2020	3	$12.45	to	$12.45	$40	0.00%	0.55%	to	0.66%	23.41%	to	23.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (available August 17, 2020)
December 31, 2021	345	$14.78	to	$14.83	$5,108	0.05%	0.48%	to	0.73%	20.80%	to	21.10%
December 31, 2020	157	$12.23	to	$12.25	$1,918	0.00%	0.48%	to	0.73%	20.39%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2021	87	$13.59	to	$13.64	$1,190	1.13%	0.48%	to	0.73%	22.90%	to	23.21%
December 31, 2020	32	$11.06	to	$11.07	$349	2.12%	0.48%	to	0.73%	10.18%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (available August 17, 2020)
December 31, 2021	15	$11.69	to	$11.73	$176	4.08%	0.48%	to	0.73%	-2.43%	to	-2.18%
December 31, 2020	3	$11.99	to	$11.99	$36	0.41%	0.66%	to	0.66%	19.50%	to	19.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (available August 17, 2020)
December 31, 2021	61	$12.36	to	$12.42	$753	0.84%	0.48%	to	0.86%	3.73%	to	4.13%
December 31, 2020	21	$11.92	to	$11.93	$249	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	45	$14.27	to	$14.32	$640	0.08%	0.48%	to	0.73%	27.13%	to	27.45%
December 31, 2020	17	$11.22	to	$11.23	$191	1.92%	0.48%	to	0.66%	11.63%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A128

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	71	$14.08	to	$14.15	$998	3.76%	0.48%	to	0.86%	25.13%	to	25.61%
December 31, 2020	3	$11.25	to	$11.27	$36	2.03%	0.48%	to	0.86%	12.64%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	42	$13.91	to	$13.96	$590	0.00%	0.48%	to	0.73%	20.01%	to	20.31%
December 31, 2020	12	$11.59	to	$11.60	$143	0.00%	0.48%	to	0.73%	14.95%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	85	$13.42	to	$13.49	$1,152	1.33%	0.48%	to	0.86%	19.26%	to	19.72%
December 31, 2020	15	$11.26	to	$11.27	$174	1.13%	0.48%	to	0.66%	12.85%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	134	$13.32	to	$13.37	$1,795	0.00%	0.48%	to	0.73%	16.92%	to	17.22%
December 31, 2020	19	$11.39	to	$11.40	$212	0.00%	0.48%	to	0.73%	12.78%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2021	358	$13.07	to	$13.12	$4,688	0.89%	0.48%	to	0.73%	17.13%	to	17.42%
December 31, 2020	139	$11.16	to	$11.17	$1,554	2.32%	0.48%	to	0.73%	11.35%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2021	360	$13.87	to	$13.95	$5,007	0.02%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	200	$10.98	to	$10.99	$2,199	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2021	217	$13.68	to	$13.76	$2,985	0.00%	0.48%	to	0.86%	10.71%	to	11.13%
December 31, 2020	112	$12.37	to	$12.38	$1,389	0.00%	0.48%	to	0.73%	22.35%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2021	298	$12.03	to	$12.09	$3,596	0.04%	0.48%	to	0.86%	10.49%	to	10.91%
December 31, 2020	151	$10.89	to	$10.90	$1,640	1.02%	0.48%	to	0.73%	7.68%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A129

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	18	$13.89	to	$13.89	$248	1.46%	0.48%	to	0.48%	20.76%	to	20.76%
December 31, 2020	5	$11.50	to	$11.50	$60	3.74%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2021	621	$9.23	to	$9.35	$5,771	0.00%	1.30%	to	2.55%	-7.63%	to	-6.50%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2021	1	$10.64	to	$10.64	$16	0.00%	0.48%	to	0.48%	6.13%	to	6.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Mid-Cap Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2021	26	$10.23	to	$10.24	$271	0.00%	0.48%	to	0.68%	1.12%	to	1.26%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class III) (available April 26, 2021)
December 31, 2021	29	$10.99	to	$11.00	$321	0.00%	0.48%	to	0.68%	8.26%	to	8.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2021	77	$10.72	to	$10.74	$824	0.00%	0.48%	to	0.68%	7.17%	to	7.31%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2021	38	$10.77	to	$10.78	$407	0.00%	0.48%	to	0.66%	7.56%	to	7.69%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class III) (available April 26, 2021)
December 31, 2021	10	$9.86	to	$9.87	$94	0.00%	0.48%	to	0.66%	-1.36%	to	-1.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A130

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2021	137	$10.33	to	$10.36	$1,418	0.00%	0.48%	to	0.86%	3.13%	to	3.40%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2021	16	$11.12	to	$11.12	$175	0.00%	0.48%	to	0.48%	10.33%	to	10.33%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Focused Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2021	1	$10.68	to	$10.69	$11	0.00%	0.48%	to	0.66%	5.85%	to	5.98%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2021	91	$11.05	to	$11.06	$1,004	0.00%	0.48%	to	0.73%	9.18%	to	9.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2021	21	$11.07	to	$11.08	$235	0.00%	0.48%	to	0.66%	10.44%	to	10.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2021	154	$10.14	to	$10.16	$1,560	0.00%	0.48%	to	0.68%	1.42%	to	1.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2021	118	$10.37	to	$10.40	$1,226	0.00%	0.48%	to	0.86%	3.20%	to	3.47%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2021	430	$11.40	to	$11.43	$4,911	0.00%	0.48%	to	0.86%	13.80%	to	14.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Shares) (available April 27, 2020)(2)
December 31, 2021	3	$16.36	to	$16.41	$49	0.61%	0.48%	to	0.66%	25.67%	to	25.90%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A131

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® International Intrinsic Value Portfolio (Initial Class) (available November 30, 2020)(2)
December 31, 2021	3	$13.12	to	$13.12	$45	0.59%	0.40%	to	0.40%	10.11%	to	10.11%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available November 30, 2020)(2)
December 31, 2021	1	$14.48	to	$14.48	$15	0.00%	0.40%	to	0.40%	13.66%	to	13.66%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Core Plus VIT Portfolio (Class I) (available November 30, 2020)(2)
December 31, 2021	3	$10.37	to	$10.37	$28	5.14%	0.40%	to	0.40%	-2.36%	to	-2.36%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available November 30, 2020)(2)
December 31, 2021	4	$15.28	to	$15.28	$55	0.00%	0.40%	to	0.40%	12.16%	to	12.16%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Large Cap Growth Portfolio (Class I) (available November 30, 2020)(2)
December 31, 2021	4	$14.97	to	$14.97	$65	0.00%	0.40%	to	0.40%	21.45%	to	21.45%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available November 30, 2020)(2)
December 31, 2021	3	$13.25	to	$13.25	$45	0.00%	0.40%	to	0.40%	11.89%	to	11.89%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available November 30, 2020)(2)
December 31, 2021	5	$14.45	to	$14.45	$74	0.85%	0.40%	to	0.40%	25.10%	to	25.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available November 30, 2020)(2)
December 31, 2021	7	$12.91	to	$12.91	$93	3.40%	0.40%	to	0.40%	-2.63%	to	-2.63%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A132

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	DFA VA U.S. Targeted Value Portfolio (available November 30, 2020)(2)
December 31, 2021	3	$14.92	to	$14.92	$48	1.72%	0.75%	to	0.75%	38.64%	to	38.64%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (available November 30, 2020)(2)
December 31, 2021	23	$15.35	to	$15.35	$346	0.00%	0.40%	to	0.40%	17.62%	to	17.62%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS U.S. Government Securities Fund (Class 1) (available November 30, 2020)(2)
December 31, 2021	11	$10.64	to	$10.64	$118	2.20%	0.75%	to	0.75%	-1.19%	to	-1.19%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America (Class 1) (available November 30, 2020)(2)
December 31, 2021	1	$10.56	to	$10.56	$14	2.82%	0.75%	to	0.75%	-0.89%	to	-0.89%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard International Portfolio (available November 30, 2020)(2)
December 31, 2021	13	$14.84	to	$14.84	$196	0.00%	0.75%	to	0.75%	-2.28%	to	-2.28%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Diversified Value Portfolio (available November 30, 2020)(2)
December 31, 2021	16	$14.19	to	$14.19	$229	0.00%	0.75%	to	0.75%	29.49%	to	29.49%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total International Stock Market Index Portfolio (available November 30, 2020)(2)
December 31, 2021	2	$12.13	to	$12.13	$24	0.00%	0.75%	to	0.75%	7.72%	to	7.72%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Mid-Cap Index Portfolio (available November 30, 2020)(2)
December 31, 2021	10	$14.01	to	$14.01	$141	0.00%	0.75%	to	0.75%	23.43%	to	23.43%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

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Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Equity Index Portfolio (available November 30, 2020)(2)
December 31, 2021	4	$14.47	to	$14.47	$55	0.00%	0.75%	to	0.75%	27.59%	to	27.59%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Initial Class) (available November 30, 2020)(2)
December 31, 2021	1	$10.39	to	$10.39	$14	6.63%	0.40%	to	0.40%	-1.21%	to	-1.21%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available November 30, 2020)(2)
December 31, 2021	11	$10.53	to	$10.53	$118	2.35%	0.40%	to	0.40%	-1.00%	to	-1.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Initial Class) (available November 30, 2020)(2)
December 31, 2021	4	$14.12	to	$14.12	$55	0.00%	0.40%	to	0.40%	1.39%	to	1.39%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Dividend Strategy Portfolio (Class I) (available November 30, 2020)(2)
December 31, 2021	11	$13.35	to	$13.35	$142	1.41%	0.40%	to	0.40%	26.29%	to	26.29%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2021 or from the effective date of the subaccount through the end of the reporting period.

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Note 7:    Financial Highlights (continued)
(1)     Amount is less than 0.01%.

(2)    Subaccount became available for investment prior to 2021 but had no activity until 2021.

(3)    Total return reflects the return had there been contract owners in the subaccount during the period.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor New York Variable Annuity	0.25%	1.20%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

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Note 8:    Charges and Expenses (continued)
(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	AST MFS Large-Cap Value Portfolio (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	AST Bond Portfolio 2024 (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	AST ClearBridge Dividend Growth Portfolio (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	AST Multi-Sector Fixed Income Portfolio (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	AST Large-Cap Core Portfolio (1)
PSF Stock Index Portfolio (Class I) (1)	AST Bond Portfolio 2025 (1)
PSF Global Portfolio (Class I) (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
T. Rowe Price International Stock Portfolio (1)	AST Franklin 85/15 Diversified Allocation Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Bond Portfolio 2026 (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST Global Bond Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST QMA International Core Equity Portfolio (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	BlackRock Global Allocation V.I. Fund (Class III) (1)
MFS® Research Series (Initial Class) (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2027 (1)
American Century VP Value Fund (Class I) (1)	NVIT Emerging Markets Fund (Class D) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2028 (1)
PSF PGIM Jennison Focused Blend Portfolio (Class I) (1)	AST Bond Portfolio 2029 (1)
Davis Value Portfolio (1)	AST American Funds Growth Allocation Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST Bond Portfolio 2030 (1)
PSF Small-Cap Value Portfolio (Class I) (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	AST Dimensional Global Core Allocation Portfolio (5)
PSF International Growth Portfolio (Class I) (1)	AST Bond Portfolio 2031 (1)
AST Cohen & Steers Realty Portfolio (1)	MFS® International Growth Portfolio (Service Shares) (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	MFS® Technology Portfolio (Service Shares) (1)
AST High Yield Portfolio (1)	MFS® Mid Cap Growth Series (Service Shares) (1)
AST Small-Cap Growth Opportunities Portfolio (1)	MFS® New Discovery Series (Service Shares) (1)
AST WEDGE Capital Mid-Cap Value Portfolio (2)	MFS® Research Series (Service Shares) (1)
A137

AST Small-Cap Value Portfolio (1)	MFS® Total Return Bond Series (Service Shares) (1)
AST Mid-Cap Growth Portfolio (1)	MFS® Total Return Series (Service Shares) (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	MFS® Utilities Series (Service Shares) (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	American Funds IS Asset Allocation Fund (Class 4) (1)
AST MFS Growth Portfolio (1)	American Funds IS Washington Mutual Investors Fund (Class 4) (1)
AST Mid-Cap Value Portfolio (1)	American Funds IS The Bond Fund of America (Class 4) (1)
AST BlackRock Low Duration Bond Portfolio (1)	American Funds IS Capital World Growth and Income Fund (Class 4) (1)
AST QMA US Equity Alpha Portfolio (3)	American Funds IS Global Small Capitalization Fund (Class 4) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	American Funds IS Growth Fund (Class 4) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	American Funds IS Growth-Income Fund (Class 4) (1)
AST MFS Global Equity Portfolio (1)	American Funds IS International Fund (Class 4) (1)
AST J.P. Morgan International Equity Portfolio (1)	American Funds IS New World Fund® (Class 4) (1)
AST Wellington Management Hedged Equity Portfolio (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
AST Capital Growth Asset Allocation Portfolio (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
AST Balanced Asset Allocation Portfolio (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
AST Preservation Asset Allocation Portfolio (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
AST Fidelity Institutional AM® Quantitative Portfolio (3)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
AST Prudential Growth Allocation Portfolio (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
AST Advanced Strategies Portfolio (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
AST Government Money Market Portfolio (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
AST Small-Cap Growth Portfolio (1)	AST Bond Portfolio 2032 (6)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	PSF Global Portfolio (Class III) (7)
AST International Value Portfolio (1)	PSF Mid-Cap Growth Portfolio (Class III) (7)
AST International Growth Portfolio (1)	PSF Natural Resources Portfolio (Class III) (7)
AST Investment Grade Bond Portfolio (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (7)
AST Western Asset Core Plus Bond Portfolio (1)	PSF PGIM Flexible Managed Portfolio (Class III) (7)
AST Cohen & Steers Global Realty Portfolio (1)	PSF PGIM Government Income Portfolio (Class III) (7)
AST Emerging Markets Equity Portfolio (1)	PSF PGIM High Yield Bond Portfolio (Class III) (7)
AST Goldman Sachs Small-Cap Value Portfolio (1)	PSF PGIM Jennison Blend Portfolio (Class III) (7)
AST AllianzGI World Trends Portfolio (1)	PSF PGIM Jennison Focused Blend Portfolio (Class III) (7)
AST J.P. Morgan Global Thematic Portfolio (1)	PSF PGIM Jennison Growth Portfolio (Class III) (7)
AST Goldman Sachs Multi-Asset Portfolio (2)	PSF PGIM Jennison Value Portfolio (Class III) (7)
ProFund VP Consumer Services (1)	PSF PGIM Total Return Bond Portfolio (Class III) (7)
ProFund VP Consumer Goods (1)	PSF Small-Cap Stock Index Portfolio (Class III) (7)
ProFund VP Financials (1)	PSF Stock Index Portfolio (Class III) (7)
ProFund VP Health Care (1)	MFS® Investors Trust Series (Service Shares) (8)
ProFund VP Industrials (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (8)
ProFund VP Mid-Cap Growth (1)	MFS® Mid Cap Growth Series (Initial Class) (8)
ProFund VP Mid-Cap Value (1)	Western Asset Core Plus VIT Portfolio (Class I) (8)
ProFund VP Real Estate (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (8)
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ProFund VP Small-Cap Growth (1)	ClearBridge Variable Large Cap Growth Portfolio (Class I) (8)
ProFund VP Small-Cap Value (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (8)
ProFund VP Telecommunications (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (8)
ProFund VP Utilities (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (8)
ProFund VP Large-Cap Growth (1)	DFA VA U.S. Targeted Value Portfolio (8)
ProFund VP Large-Cap Value (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (8)
AST Jennison Large-Cap Growth Portfolio (1)	American Funds IS U.S. Government Securities Fund (Class 1) (8)
AST Bond Portfolio 2021 (4)	American Funds IS The Bond Fund of America (Class 1) (8)
Allspring VT International Equity Fund (Class 1) (1)	Vanguard International Portfolio (8)
Allspring VT Omega Growth Fund (Class 1) (1)	Vanguard Diversified Value Portfolio (8)
AST Bond Portfolio 2022 (1)	Vanguard Total International Stock Market Index Portfolio (8)
AST Quantitative Modeling Portfolio (1)	Vanguard Mid-Cap Index Portfolio (8)
AST BlackRock Global Strategies Portfolio (1)	Vanguard Equity Index Portfolio (8)
Allspring VT Opportunity Fund (Class 1) (1)	MFS® Total Return Bond Series (Initial Class) (8)
AST Prudential Core Bond Portfolio (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (8)
AST Bond Portfolio 2023 (1)	MFS® New Discovery Series (Initial Class) (8)
AST MFS Growth Allocation Portfolio (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (8)
AST Western Asset Emerging Markets Debt Portfolio (1)
(1) Statement of net assets as of December 31, 2021, statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020.
(2) Statement of net assets as of February 19, 2021 (date of merger), statement of operations for the period January 1, 2021 to February 19, 2021 and statement of changes in net assets for the period January 1, 2021 to February 19, 2021 and for the year ended December 31, 2020.
(3) Statement of net assets as of October 15, 2021 (date of merger), statement of operations for the period January 1, 2021 to October 15, 2021 and statement of changes in net assets for the period January 1, 2021 to October 15, 2021 and for the year ended December 31, 2020.
(4) Statement of net assets as of December 31, 2021 (date of liquidation), statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020.
(5) Statement of net assets as of October 15, 2021 (date of liquidation), statement of operations for the period January 1, 2021 to October 15, 2021 and statement of changes in net assets for the period January 1, 2021 to October 15, 2021 and for the year ended December 31, 2020.
(6) Statement of net assets as of December 31, 2021, statement of operations and statement of changes in net assets for the period January 4, 2021 (commencement of operations) to December 31, 2021.
(7) Statement of net assets as of December 31, 2021, statement of operations and statement of changes in net assets for the period April 26, 2021 (commencement of operations) to December 31, 2021.
(8) Statement of net assets as of December 31, 2021, statement of operations and statement of changes in net assets for the year ended December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

A139

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 7, 2022

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.

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